(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor High Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv High Income - CL A	3.40%	3.87%	8.09%
Fidelity Adv High Income - CL A (incl. 4.75% sales charge)	-1.51%	-1.06%	2.96%
ML High Yield Master II	6.16%	3.49%	3.41%
High Current Yield Funds Average	5.13%	1.06%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 392 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv High Income - CL A	3.87%	2.98%
Fidelity Adv High Income - CL A (incl. 4.75% sales charge)	-1.06%	1.11%
ML High Yield Master II	3.49%	1.27%
High Current Yield Funds Average	1.06%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor High Income Fund - Class A on September 7, 1999, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $10,296 - a 2.96% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,341 - a 3.41% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

Six months ended April 30,	Years ended October 31,		September 7, 1999 (commencement of operations) to October 31,
2002	2001	2000	1999
Dividend returns	3.97%	8.25%	8.15%	1.05%
Capital returns	-0.57%	-6.42%	-5.75%	-0.80%
Total returns	3.40%	1.83%	2.40%	0.25%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.09¢	34.43¢	70.58¢
Annualized dividend rate	7.12%	7.92%	7.97%
30-day annualized yield	7.40%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $8.69 over the past one month, $8.77 over the past six months and $8.85 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Semiannual Report

Fidelity Advisor High Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv High Income - CL T	3.35%	3.77%	7.67%
Fidelity Adv High Income - CL T (incl. 3.50% sales charge)	-0.27%	0.14%	3.90%
ML High Yield Master II	6.16%	3.49%	3.41%
High Current Yield Funds Average	5.13%	1.06%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 392 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv High Income - CL T	3.77%	2.83%
Fidelity Adv High Income - CL T (incl. 3.50% sales charge)	0.14%	1.46%
ML High Yield Master II	3.49%	1.27%
High Current Yield Funds Average	1.06%	n/a*

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class T on September 7, 1999, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $10,390 - a 3.90% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,341 - a 3.41% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Income Fund - Class T
Performance - continued

Total Return Components

Six months ended April 30,	Years ended October 31,		September 7, 1999 (commencement of operations) to October 31,
2002	2001	2000	1999
Dividend returns	3.92%	8.15%	8.00%	1.03%
Capital returns	-0.57%	-6.52%	-5.73%	-0.80%
Total returns	3.35%	1.63%	2.27%	0.23%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.01¢	34.00¢	69.72¢
Annualized dividend rate	7.02%	7.82%	7.88%
30-day annualized yield	7.38%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $8.69 over the past one month, $8.76 over the past six months and $8.85 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 7.28%.

Semiannual Report

Fidelity Advisor High Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv High Income - CL B	3.02%	3.10%	5.90%
Fidelity Adv High Income - CL B (incl. contingent deferred sales charge)	-1.95%	-1.69%	3.29%
ML High Yield Master II	6.16%	3.49%	3.41%
High Current Yield Funds Average	5.13%	1.06%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 392 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv High Income - CL B	3.10%	2.19%
Fidelity Adv High Income - CL B (incl. contingent deferred sales charge)	-1.69%	1.23%
ML High Yield Master II	3.49%	1.27%
High Current Yield Funds Average	1.06%	n/a*

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class B on September 7, 1999, when the fund started. As the chart shows, by April 30, 2002, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,329 - a 3.29% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,341 - a 3.41% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Income Fund - Class B
Performance - continued

Total Return Components

Six months ended April 30,	Years ended October 31,		September 7, 1999 (commencement of operations) to October 31,
2002	2001	2000	1999
Dividend returns	3.59%	7.50%	7.35%	0.99%
Capital returns	-0.57%	-6.42%	-5.85%	-0.80%
Total returns	3.02%	1.08%	1.50%	0.19%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.54¢	31.13¢	63.93¢
Annualized dividend rate	6.36%	7.17%	7.23%
30-day annualized yield	7.00%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $8.68 over the past one month, $8.76 over the past six months and $8.84 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 6.98%.

Semiannual Report

Fidelity Advisor High Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. Class C's contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity Adv High Income - CL C	2.96%	2.99%	5.59%
Fidelity Adv High Income - CL C (incl. contingent deferred sales charge)	1.97%	2.04%	5.59%
ML High Yield Master II	6.16%	3.49%	3.41%
High Current Yield Funds Average	5.13%	1.06%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 392 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv High Income - CL C	2.99%	2.08%
Fidelity Adv High Income - CL C (incl. contingent deferred sales charge)	2.04%	2.08%
ML High Yield Master II	3.49%	1.27%
High Current Yield Funds Average	1.06%	n/a*

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Fund - Class C on September 7, 1999, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $10,559 - a 5.59% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,341 - a 3.41% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Income Fund - Class C
Performance - continued

Total Return Components

Six months ended April 30,	Years ended October 31,		September 7, 1999 (commencement of operations) to October 31,
2002	2001	2000	1999
Dividend returns	3.53%	7.38%	7.25%	0.98%
Capital returns	-0.57%	-6.52%	-5.65%	-0.90%
Total returns	2.96%	0.86%	1.60%	0.08%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.46¢	30.68¢	63.00¢
Annualized dividend rate	6.25%	7.06%	7.12%
30-day annualized yield	6.90%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $8.69 over the past one month, $8.76 over the past six months and $8.85 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Reflecting renewed optimism in the high-yield market, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield bond performance - gained 6.16% during the six-month period ending April 30, 2002. Investor demand for higher yields and their willingness to assume more risk drove positive flows into high-yield mutual funds during the period. In addition, growing positive sentiment about a potential economic recovery contributed to a narrowing in the yield spread between high-yield bonds and Treasury bonds. The index's relatively strong performance was driven by a broad group of industries. Some of the larger sectors in the index that posted positive returns were gaming (12.60%), energy (7.27%), and health care (5.92%). The two largest sectors, cable TV (-2.89%) and telecommunications (-8.67%) were notable underperformers. In the cable sector, Adelphia Communications - the second-largest issuer of high yield bonds - disclosed significant off-balance-sheet liabilities. In the telecommunications sector, prices declined on investors' concerns regarding the Global Crossing and McLeod bankruptcies, negative earnings announcements from Level 3 Communications, and a growing number of telecom fallen angels that appeared poised to enter the market. Investors were willing to seek investment opportunities in issues paying interest on a deferred basis and issues in the lower credit quality tiers, leaving prices in these market segments higher.

(Portfolio Manager photograph)
An interview with Matthew Conti, Portfolio Manager of Fidelity Advisor High Income Fund

Q. Matt, how did the fund perform?

A. For the six months that ended April 30, 2002, the fund's Class A, Class T, Class B and Class C shares provided total returns of 3.40%, 3.35%, 3.02% and 2.96%, respectively. The fund's benchmark, the Merrill Lynch High Yield Master II Index, returned 6.16%, while the high current yield funds average tracked by Lipper Inc. returned 5.13%. For the 12-month period that ended April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 3.87%, 3.77%, 3.10% and 2.99%, respectively. The Merrill Lynch index returned 3.49%, while the Lipper average returned 1.06%.

Q. Why did the fund's performance trail its benchmarks during the past six months?

A. Interestingly, the very positioning that helped the fund through most of a difficult market in 2001 detracted from performance during the past six months. The fund had minimal exposure to the aggressive CCC-rated tier, which outperformed higher-rated issues by a large margin during the period. Other disappointments were security specific. Falling victim to competitive pressures and a poor holiday selling season, Kmart ran into liquidity problems and filed for bankruptcy protection in January. I sold Kmart bonds during the period. Rite Aid declined on weaker-than-expected earnings. Adelphia disclosed a significant amount of off-balance-sheet debt, which hampered its performance. Telewest bonds suffered from speculation about a possible restructuring. The fund continues to hold Rite Aid bonds, while exposure to Adelphia was lowered and Telewest bonds were sold.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which investments performed well?

A. Owens-Illinois' bonds were a top performer, based on improved free cash flow from its glass manufacturing business and better visibility on its asbestos liabilities. Courtyard by Marriott rebounded with the overall lodging market. In addition, Cinemark gained as its free cash flow improved with the recovering movie theater sector. The fund also benefited from its position in Pennzoil-Quaker State after AAA-rated Royal Dutch Shell announced it would acquire the company. Similarly, Fox Family bonds appreciated after being acquired by Disney, an investment-grade company.

Q. How did the fund's positioning change during the past six months?

A. Most significantly, I reduced the fund's cable TV holdings. Competition from direct broadcast satellite providers, combined with increasing capital expenditure costs for new services, are limiting free cash flow expectations. While demand should continue to be strong for their new digital television and high-speed Internet services, it might be several years before these revenues contribute significantly to the bottom line. I used proceeds from these sales to buy securities of gaming/lodging companies with depressed valuations in the fourth quarter of 2001. I also added some energy names given the positive, long-term natural gas outlook and more attractive security prices early in the period. In the homebuilding sector, I added names expected to potentially benefit as excess cash flow goes to reduce debt.

Q. How does credit quality factor into your investment approach?

A. The fund has adopted an investment policy to use the Merrill Lynch High Yield Master II Index as a general guide in structuring the credit quality composition of the portfolio. That means that the credit quality make-up of the fund should be similar to that of the overall high yield bond market, although compared to the index, I expect the fund to be less heavily invested in the lower quality CCC, CC and C-rated credit tiers. The fund also has modified its policy to limit common stocks and non-income producing debt securities to 10% of total assets. Going forward, only common stocks will be limited to 10%. I don't expect shareholders to notice a change in how the fund is run as a result of this change in policy.

Q. What's your outlook?

A. I'm focused on companies that I expect to potentially generate substantial free cash flow. In this market, it's likely that companies with defined, provable cash flows will be valued higher than those with complex stories. The economy appears to be improving, but rating quality downgrades and fallen angels - former investment-grade credits - remain a concern. There continues to be risk aversion in the market, exacerbated by factors such as the accounting irregularities making news. Monetary conditions are unlikely to improve from here, although the high-yield market is not as sensitive to interest rate movements as other fixed-income asset classes. On the positive side, the current default rate of over 10% is near its historical high and could start to gradually decline as problem companies fall by the wayside. Improving credit quality in the market could bode well for future steady returns. Using Fidelity's proprietary research to minimize default risk remains a key performance factor.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: September 7, 1999

Size: as of April 30, 2002, more than $146 million

Manager: Matthew Conti, since 2001; joined Fidelity in 1995

3

Matthew Conti discusses his investment philosophy:

"My investment philosophy emphasizes not only business fundamentals but also the influence a security's credit quality, diversification and income characteristics will have on the overall portfolio. For example, during the past six months, the fund outperformed in months when the market was weak and fell short when the market was strong. I position the fund to have less ´beta,' or sensitivity to changes in the market, than the benchmark. I believe the asymmetrical returns of the high-yield market - where bond prices can decline precipitously, but only rise to some margin over par - make it judicious to position the fund in the upper credit tiers of the investment universe. I aim to minimize default risk while generating high income. The ´win by not losing' mantra could apply to my investment strategy. The fund's lack of concentration in favor of more diversification is also characteristic of my investment philosophy. In addition, I focus on the securities within a company's capital structure that are paying current cash interest versus securities paying interest on a deferred basis. This tends to lower the volatility of returns over time. For similar reasons, I limit exposure to equity-like and distressed securities. As a result, most of the fund's return comes from cash interest income rather than capital appreciation."

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CMS Energy Corp.	1.9	3.0
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	1.9	3.0
Adelphia Communications Corp.	1.2	1.5
Allied Waste North America, Inc.	1.2	0.7
Solectron Corp.	1.1	0.0
	7.3
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	9.3	15.5
Healthcare	7.2	8.7
Energy	6.5	4.3
Gaming	6.3	5.3
Telecommunications	6.2	7.7
Quality Diversification as of April 30, 2002
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.3	0.1
Baa	5.6	5.7
Ba	40.4	39.2
B	44.6	42.0
Caa, Ca, C	3.6	4.3
Not Rated	0.7	1.1

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2002 and October 31, 2001 account for 0.7% and 1.1%, respectively, of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Nonconvertible Bonds 88.8%		Nonconvertible Bonds 89.6%
	Convertible Bonds, Preferred Stocks 3.8%		Convertible Bonds, Preferred Stocks 2.0%
	Common Stocks 0.1%		Common Stocks 0.1%
	Other Investments 2.0%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 5.3%		Short-Term Investments and Net Other Assets 7.2%
* Foreign investments	4.9%	** Foreign investments	4.8%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.9%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 3.1%
Cable TV - 0.8%
Adelphia Communications Corp. 3.25% 5/1/21	B3	$ 775,000	$ 618,450
Charter Communications, Inc. 4.75% 6/1/06	B3	775,000	558,000
			1,176,450
Healthcare - 0.6%
HealthSouth Corp. 3.25% 4/1/03	Ba2	710,000	694,025
Tenet Healthcare Corp. (Ventas, Inc.) 6% 12/1/05	Ba1	210,000	205,275
			899,300
Technology - 1.4%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	1,720,000	672,348
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba1	1,370,000	793,778
0% 11/20/20	Ba1	1,370,000	635,338
			2,101,464
Telecommunications - 0.3%
Nextel Communications, Inc. 5.25% 1/15/10	B3	845,000	455,286
TOTAL CONVERTIBLE BONDS			4,632,500
Nonconvertible Bonds - 88.8%
Aerospace - 1.2%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	300,000	318,750
BE Aerospace, Inc. 8% 3/1/08	B3	530,000	498,200
L-3 Communications Corp.:
8% 8/1/08	Ba3	150,000	154,500
10.375% 5/1/07	Ba3	540,000	569,700
Sequa Corp. 8.875% 4/1/08	Ba3	195,000	194,025
			1,735,175
Air Transportation - 2.6%
American Airlines pass thru trust certificate 7.8% 4/1/08 (f)	A	410,000	411,025
AMR Corp. 9% 8/1/12	B1	80,000	77,600
Continental Airlines, Inc.:
pass thru trust certificate:
6.9% 1/2/17	Baa3	104,779	98,645
6.954% 2/2/11	Ba2	14,119	13,272
7.033% 6/15/11	Ba2	137,879	128,227
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc.: - continued
8.307% 4/2/18	Baa3	$ 474,023	$ 471,510
8.312% 10/2/12	Ba2	30,627	29,668
8% 12/15/05	B3	540,000	496,800
Delta Air Lines, Inc.:
6.65% 3/15/04	Ba3	820,000	779,000
7.7% 12/15/05	Ba3	310,000	295,275
8.3% 12/15/29	Ba3	295,000	247,800
8.54% 1/2/07	Ba1	85,865	84,148
10.14% 8/14/12	BBB	60,000	56,400
Northwest Airlines pass thru trust certificate:
7.691% 4/1/17	Baa2	30,000	29,046
9.179% 10/1/11	Ba2	76,446	71,860
Northwest Airlines, Inc.:
7.625% 3/15/05	B2	190,000	174,800
8.375% 3/15/04	B2	180,000	171,900
8.52% 4/7/04	B2	30,000	28,500
9.875% 3/15/07	B2	290,000	279,850
			3,945,326
Automotive - 3.6%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	Ba3	355,000	378,963
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	380,000	404,358
Collins & Aikman Products Co. 11.5% 4/15/06	B2	630,000	633,150
Dana Corp. 6.5% 3/1/09	Ba3	680,000	615,400
Dana Credit Corp. 7.25% 12/6/02 (f)	Ba3	190,000	188,575
Delco Remy International, Inc. 11% 5/1/09	B3	310,000	285,200
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	210,000	218,400
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	805,000	845,250
Goodyear Tire & Rubber Co.:
6.625% 12/1/06	Baa3	190,000	180,975
7.857% 8/15/11	Baa3	320,000	308,000
8.5% 3/15/07	Baa3	80,000	80,200
Lear Corp. 8.11% 5/15/09	Ba1	325,000	338,000
Navistar International Corp. 9.375% 6/1/06	Ba1	380,000	402,800
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	140,000	145,600
United Auto Group, Inc. 9.625% 3/15/12 (f)	B3	170,000	176,375
			5,201,246
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Banks and Thrifts - 1.2%
Sovereign Bancorp, Inc.:
8.625% 3/15/04	Ba2	$ 575,000	$ 593,688
10.5% 11/15/06	Ba2	735,000	806,663
Western Financial Bank 9.625% 5/15/12	B1	280,000	282,800
			1,683,151
Broadcasting - 1.7%
Granite Broadcasting Corp. 10.375% 5/15/05	Ca	240,000	228,000
Radio One, Inc. 8.875% 7/1/11	B3	595,000	624,750
Sinclair Broadcast Group, Inc.:
8% 3/15/12 (f)	B2	550,000	555,500
8.75% 12/15/07	B2	180,000	186,750
8.75% 12/15/11 (f)	B2	410,000	430,500
Spanish Broadcasting System, Inc. 9.625% 11/1/09	B3	370,000	390,350
			2,415,850
Building Materials - 0.6%
Associated Materials, Inc. 9.75% 4/15/12 (f)	B3	70,000	72,100
Juno Lighting, Inc. 11.875% 7/1/09	B3	280,000	295,400
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12 (f)	B2	540,000	523,800
			891,300
Cable TV - 7.2%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	150,000	132,000
9.25% 10/1/02	B2	1,015,000	913,500
10.5% 7/15/04	B2	190,000	167,200
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	B2	2,280,000	1,299,600
8.25% 4/1/07	B2	590,000	528,050
8.625% 4/1/09	B2	260,000	231,400
10% 4/1/09	B2	100,000	95,000
11.125% 1/15/11	B2	480,000	470,400
Coaxial Communications of Central Ohio, Inc. 10% 8/15/06	B3	470,000	479,400
Corus Entertainment, Inc. 8.75% 3/1/12 (f)	B1	190,000	197,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings, Inc.:
7.625% 4/1/11	Ba2	$ 505,000	$ 472,175
9.875% 2/15/13	Ba3	270,000	273,375
Echostar Broadband Corp. 10.375% 10/1/07	B1	1,445,000	1,531,692
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	150,000	154,500
9.25% 2/1/06	B1	600,000	615,000
Insight Communications, Inc. 0% 2/15/11 (d)	B3	1,090,000	686,700
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	200,000	212,000
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	B2	410,000	434,600
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	650,000	651,625
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	380,000	345,800
PanAmSat Corp.:
6% 1/15/03	Ba2	50,000	50,125
6.125% 1/15/05	Ba2	200,000	194,000
6.375% 1/15/08	Ba2	220,000	205,700
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (d)	Caa1	290,000	101,500
12.375% 8/1/06	B3	150,000	91,500
			10,534,442
Capital Goods - 1.4%
AGCO Corp.:
8.5% 3/15/06	B1	40,000	40,200
9.5% 5/1/08	Ba3	120,000	128,400
Dresser, Inc. 9.375% 4/15/11 (f)	B2	535,000	556,400
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	870,000	941,775
Terex Corp. 8.875% 4/1/08	B2	300,000	306,000
			1,972,775
Chemicals - 2.9%
Arco Chemical Co. 9.375% 12/15/05	Ba3	95,000	93,100
Georgia Gulf Corp. 10.375% 11/1/07	B2	490,000	529,200
Huntsman International LLC 9.875% 3/1/09 (f)	B3	640,000	644,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Chemicals - continued
IMC Global, Inc.:
6.55% 1/15/05	Ba2	$ 200,000	$ 194,500
7.625% 11/1/05	Ba2	80,000	79,600
10.875% 6/1/08	Ba1	80,000	89,200
11.25% 6/1/11	Ba1	90,000	100,350
International Specialty Holdings, Inc. 10.625% 12/15/09 (f)	B2	310,000	316,200
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	90,000	93,600
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	170,000	168,300
9.875% 5/1/07	Ba3	330,000	326,700
10.875% 5/1/09	B2	125,000	117,500
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	800,000	800,000
7.75% 8/15/05	Ba1	120,000	118,200
OM Group, Inc. 9.25% 12/15/11 (f)	B3	600,000	621,000
			4,292,250
Consumer Products - 1.8%
Armkel Finance, Inc. 9.5% 8/15/09	B2	540,000	575,100
Hasbro, Inc.:
5.6% 11/1/05	Ba3	390,000	364,650
6.15% 7/15/08	Ba3	80,000	73,400
7.95% 3/15/03	Ba3	495,000	501,188
8.5% 3/15/06	Ba3	100,000	103,000
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	20,000	20,500
9.4% 12/1/02 (e)	Ba2	30,000	30,600
10% 11/1/08 (f)	Ba3	640,000	750,400
Quaker State Corp. 6.625% 10/15/05	Ba2	190,000	195,225
			2,614,063
Containers - 1.7%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2	250,000	245,000
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	610,000	629,825
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Containers - continued
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	$ 90,000	$ 85,950
7.35% 5/15/08	B3	60,000	54,900
7.5% 5/15/10	B3	80,000	72,400
7.8% 5/15/18	B3	646,000	542,640
7.85% 5/15/04	B3	210,000	205,800
8.1% 5/15/07	B3	60,000	57,900
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	220,000	202,400
Sealed Air Corp.: - continued
8.75% 7/1/08 (f)	Baa3	140,000	142,800
Silgan Holdings, Inc. 9% 6/1/09 (f)	B1	270,000	280,800
			2,520,415
Diversified Financial Services - 1.7%
Capital One Financial Corp.:
7.25% 12/1/03	Baa3	80,000	79,400
7.25% 5/1/06	Baa3	270,000	261,458
8.75% 2/1/07	Baa3	390,000	395,850
GS Escrow Corp.:
7% 8/1/03	Ba1	310,000	314,324
7.125% 8/1/05	Ba1	265,000	266,606
United Rentals, Inc.:
8.8% 8/15/08	B2	40,000	40,600
9% 4/1/09	B2	40,000	40,600
9.25% 1/15/09	B2	660,000	674,850
Williams Scotsman, Inc. 9.875% 6/1/07 (f)	B3	440,000	444,400
			2,518,088
Diversified Media - 0.9%
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	120,000	122,250
Fox Family Worldwide, Inc.:
9.25% 11/1/07	Baa1	1,155,000	1,227,188
10.25% 11/1/07 (e)	Baa1	20,000	21,450
			1,370,888
Electric Utilities - 3.7%
AES Corp.:
8.5% 11/1/07	Ba2	80,000	54,800
8.875% 2/15/11	Ba1	270,000	216,000
9.375% 9/15/10	Ba1	245,000	202,125
9.5% 6/1/09	Ba1	140,000	118,300
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
CMS Energy Corp.:
6.75% 1/15/04	Ba3	$ 600,000	$ 603,000
8.125% 5/15/02	Ba3	630,000	630,000
8.375% 7/1/03	Ba3	500,000	510,000
8.5% 4/15/11	Ba3	195,000	207,188
8.9% 7/15/08	Ba3	280,000	296,800
9.875% 10/15/07	Ba3	410,000	451,000
Orion Power Holdings, Inc. 12% 5/1/10	Ba1	1,280,000	1,472,000
Pacific Gas & Electric Co. 6.25% 8/1/03	B3	163,000	161,370
Southern California Edison Co.:
5.625% 10/1/02	Ba2	195,000	193,050
6.25% 6/15/03	Ba2	40,000	39,400
8.95% 11/3/03	Ba3	235,000	240,875
			5,395,908
Energy - 6.3%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	300,000	310,500
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	40,000	41,000
8.125% 4/1/11	B1	105,000	105,525
8.375% 11/1/08	B1	390,000	393,900
Clark Refining & Marketing, Inc.:
8.625% 8/15/08	Ba3	80,000	78,000
8.875% 11/15/07	B2	200,000	194,000
Cross Timbers Oil Co. 8.75% 11/1/09	Ba3	470,000	495,850
DI Industries, Inc. 8.875% 7/1/07	B1	545,000	558,625
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	B1	285,000	293,550
Forest Oil Corp.:
8% 6/15/08	Ba3	90,000	92,025
8% 12/15/11	Ba3	180,000	184,950
Frontier Oil Corp. 9.125% 2/15/06	B2	560,000	571,200
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	430,000	449,350
Key Energy Services, Inc.:
Series B, 8.375% 3/1/08	Ba3	380,000	392,350
8.375% 3/1/08	Ba3	170,000	175,525
14% 1/15/09	B2	246,000	282,285
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	400,000	432,000
Nuevo Energy Co. 9.5% 6/1/08	B2	600,000	600,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Parker Drilling Co. 9.75% 11/15/06	B1	$ 500,000	$ 515,000
Plains Resources, Inc. 10.25% 3/15/06	B2	300,000	310,800
Pogo Producing Co. 8.25% 4/15/11	B1	595,000	621,775
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	400,000	418,000
SESI LLC 8.875% 5/15/11	B1	630,000	633,150
Swift Energy Co. 9.375% 5/1/12	B3	110,000	112,200
Tesoro Petroleum Corp. 9.625% 4/1/12 (f)	B1	465,000	474,300
Triton Energy Ltd. yankee 8.875% 10/1/07	BBB	70,000	76,475
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	50,000	54,625
Western Oil Sands, Inc. 8.375% 5/1/12 (f)	Ba2	390,000	402,188
			9,269,148
Entertainment/Film - 1.8%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	415,000	417,075
9.875% 2/1/12 (f)	Caa3	670,000	680,050
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	1,215,000	1,215,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	290,000	301,600
			2,613,725
Environmental - 1.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	400,000	396,000
7.625% 1/1/06	Ba3	610,000	600,850
7.875% 1/1/09	Ba3	220,000	215,600
10% 8/1/09	B2	485,000	497,125
Browning-Ferris Industries, Inc.:
6.1% 1/15/03	Ba3	160,000	159,200
6.375% 1/15/08	Ba3	25,000	22,750
			1,891,525
Food and Drug Retail - 0.8%
Fleming Companies, Inc. 10.625% 7/31/07	B2	185,000	189,625
Great Atlantic & Pacific Tea, Inc.:
7.75% 4/15/07	B2	500,000	498,750
9.125% 12/15/11	B2	180,000	188,550
Rite Aid Corp.:
6.125% 12/15/08 (f)	Caa3	80,000	48,000
6.875% 8/15/13	Caa3	95,000	59,850
7.125% 1/15/07	Caa3	310,000	232,500
			1,217,275
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Food/Bev/Tobacco - 1.8%
Canandaigua Brands, Inc. 8.625% 8/1/06	Ba2	$ 110,000	$ 115,500
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	360,000	367,200
Cott Beverages, Inc. 8% 12/15/11 (f)	B2	310,000	315,425
Dean Foods Co.:
6.75% 6/15/05	B1	200,000	200,000
6.9% 10/15/17	B1	270,000	230,850
8.15% 8/1/07	B1	230,000	235,750
Del Monte Corp. 9.25% 5/15/11	B3	715,000	754,325
Smithfield Foods, Inc. 8% 10/15/09	Ba2	370,000	375,550
			2,594,600
Gaming - 6.5%
Alliance Gaming Corp. 10% 8/1/07	B3	270,000	284,175
Aztar Corp. 8.875% 5/15/07	Ba3	800,000	824,000
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	200,000	207,000
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	90,000	88,200
6.75% 7/15/03	Ba3	480,000	480,000
Coast Hotels & Casinos, Inc.:
9.5% 4/1/09 (f)	B2	240,000	253,800
9.5% 4/1/09	B2	300,000	318,000
Harrah's Operating Co., Inc. 7.875% 12/15/05	Ba1	180,000	185,400
Herbst Gaming, Inc. 10.75% 9/1/08	B2	740,000	780,700
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	215,000	211,238
International Game Technology 8.375% 5/15/09	Ba1	725,000	764,875
Mandalay Resort Group 10.25% 8/1/07	Ba3	470,000	518,175
MGM Mirage, Inc.:
6.95% 2/1/05	Ba1	180,000	182,250
9.75% 6/1/07	Ba2	120,000	132,300
Mirage Resorts, Inc. 7.25% 10/15/06	Ba1	350,000	353,015
Mohegan Tribal Gaming Authority:
8% 4/1/12 (f)	Ba3	370,000	371,388
8.125% 1/1/06	Ba2	510,000	522,750
8.375% 7/1/11	Ba3	405,000	415,125
8.75% 1/1/09	Ba3	215,000	223,600
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	400,000	406,000
7.875% 3/15/10 (f)	Ba2	390,000	391,950
9.375% 2/15/07	Ba2	350,000	372,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	$ 320,000	$ 332,000
yankee:
8.625% 12/15/07	B2	115,000	118,450
9% 3/15/07	B2	755,000	781,425
			9,518,566
Healthcare - 6.6%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	380,000	392,350
AdvancePCS 8.5% 4/1/08	Ba2	470,000	498,200
Alderwoods Group, Inc.:
11% 1/2/07	-	525,000	530,250
12.25% 1/2/09	-	80,000	82,000
Beverly Enterprises, Inc.:
9% 2/15/06	B1	40,000	40,600
9.625% 4/15/09	B1	75,000	78,375
Biovail Corp. 7.875% 4/1/10	B2	255,000	252,769
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	185,000	187,719
Dynacare, Inc. yankee 10.75% 1/15/06	B2	354,000	366,390
Hanger Orthopedic Group, Inc. 10.375% 2/15/09 (f)	B2	110,000	116,875
HCA, Inc.:
7.875% 2/1/11	Ba1	685,000	726,100
8.75% 9/1/10	Ba1	265,000	295,475
HealthSouth Corp.:
6.875% 6/15/05	Ba1	370,000	370,000
7% 6/15/08	Ba1	50,000	48,750
Kinetic Concepts, Inc. 9.625% 11/1/07	B3	420,000	433,650
Meditrust Corp.:
7% 8/15/07	Ba3	80,000	75,600
7.82% 9/10/26	Ba3	375,000	375,000
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (f)	Ba3	440,000	431,200
Owen & Minor, Inc. 8.5% 7/15/11	Ba3	550,000	577,500
Rotech Healthcare, Inc. 9.5% 4/1/12 (f)	B2	130,000	136,500
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	450,000	468,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Healthcare - continued
Service Corp. International (SCI):
6% 12/15/05	B1	$ 180,000	$ 162,000
6.3% 3/15/03	B1	630,000	611,100
7.375% 4/15/04	B1	440,000	429,000
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	405,000	453,600
Triad Hospitals, Inc. 8.75% 5/1/09	B1	635,000	677,069
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	730,000	771,975
			9,588,047
Homebuilding/Real Estate - 4.5%
Beazer Homes USA, Inc. 8.375% 4/15/12 (f)	Ba2	310,000	314,650
Champion Home Builders Co. 11.25% 4/15/07 (f)	B2	335,000	338,350
Corrections Corp. of America 9.875% 5/1/09 (f)	B2	110,000	113,575
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	100,000	97,500
8% 2/1/09	Ba1	395,000	389,075
8.5% 4/15/12 (f)	Ba1	340,000	339,150
iStar Financial, Inc. 8.75% 8/15/08	Ba1	270,000	275,400
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	210,000	213,675
KB Home 8.625% 12/15/08	Ba3	300,000	307,500
Lennar Corp.:
7.625% 3/1/09	Ba1	143,000	145,145
9.95% 5/1/10	Ba1	592,000	663,040
LNR Property Corp.:
9.375% 3/15/08	Ba3	215,000	221,450
10.5% 1/15/09	Ba3	675,000	715,500
Ryland Group, Inc.:
9.125% 6/15/11	Ba3	200,000	211,000
9.75% 9/1/10	Ba2	290,000	317,550
Schuler Homes, Inc. 10.5% 7/15/11	Ba2	130,000	139,750
Standard Pacific Corp. 9.25% 4/15/12	Ba3	225,000	227,813
Toll Corp. 8.25% 12/1/11	Ba2	330,000	331,650
WCI Communities, Inc. 10.625% 2/15/11	B1	1,148,000	1,228,360
			6,590,133
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Hotels - 3.2%
Capstar Hotel Co. 8.75% 8/15/07	B3	$ 40,000	$ 39,200
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B1	750,000	774,375
Extended Stay America, Inc. 9.875% 6/15/11	B2	305,000	317,963
Felcor Suites LP 7.375% 10/1/04	Ba3	300,000	297,000
Hilton Hotels Corp. 7.625% 5/15/08	Ba1	290,000	290,000
HMH Properties, Inc. 7.875% 8/1/08	Ba3	480,000	471,600
Host Marriott LP 9.5% 1/15/07 (f)	Ba3	260,000	273,650
ITT Corp.:
6.75% 11/15/03	Ba1	10,000	10,025
6.75% 11/15/05	Ba1	360,000	356,400
7.375% 11/15/15	Ba1	240,000	224,400
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	200,000	196,500
MeriStar Hospitality Corp. 9% 1/15/08	B1	365,000	373,669
Prime Hospitality Corp. 8.375% 5/1/12 (f)	B1	270,000	274,725
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09 (f)	B2	550,000	530,750
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07 (f)	Ba1	320,000	321,200
			4,751,457
Leisure - 0.9%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	500,000	506,250
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	340,000	361,250
Hockey Co. 11.25% 4/15/09 (f)	B2	400,000	406,000
			1,273,500
Metals/Mining - 1.6%
Century Aluminum Co. 11.75% 4/15/08	Ba3	325,000	351,000
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	1,030,000	1,094,375
Phelps Dodge Corp.:
7.125% 11/1/27	Baa3	310,000	229,400
8.75% 6/1/11	Baa3	550,000	552,750
9.5% 6/1/31	Baa3	190,000	183,350
			2,410,875
Paper - 2.2%
Container Corp. of America 9.75% 4/1/03	B2	220,000	226,600
Graphic Packaging Corp. 8.625% 2/15/12 (f)	B2	90,000	94,050
Louisiana-Pacific Corp.:
8.5% 8/15/05	Ba1	790,000	821,600
10.875% 11/15/08	Ba2	80,000	86,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Paper - continued
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	$ 260,000	$ 263,900
Riverwood International Corp.:
10.25% 4/1/06	CCC+	565,000	584,775
10.625% 8/1/07	B3	330,000	345,675
Riverwood International Corp.: - continued
10.875% 4/1/08	Caa1	90,000	92,250
Stone Container Corp.:
9.25% 2/1/08	B2	250,000	266,875
9.75% 2/1/11	B2	360,000	388,800
Stone Container Finance Co. yankee 11.5% 8/15/06 (f)	B2	90,000	96,300
			3,267,625
Publishing/Printing - 0.3%
American Media Operations, Inc. 10.25% 5/1/09 (f)	B2	220,000	231,550
Yell Finance BV:
0% 8/1/11 (d)	B2	240,000	164,400
10.75% 8/1/11	B2	40,000	43,400
			439,350
Restaurants - 1.2%
Domino's, Inc. 10.375% 1/15/09	B3	560,000	604,800
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	250,000	238,750
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	225,000	234,000
8.875% 4/15/11	Ba1	615,000	659,588
			1,737,138
Services - 1.2%
Coinmach Corp. 9% 2/1/10 (f)	B2	410,000	418,200
IOS Capital, Inc. 9.75% 6/15/04	BBB-	690,000	696,900
Iron Mountain, Inc.:
8.625% 4/1/13	B2	315,000	326,813
8.75% 9/30/09	B2	350,000	363,125
			1,805,038
Shipping - 0.6%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	820,000	856,900
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Steels - 0.4%
AK Steel Corp.:
7.875% 2/15/09	B1	$ 140,000	$ 140,700
9.125% 12/15/06	B1	200,000	207,500
Steel Dynamics, Inc. 9.5% 3/15/09 (f)	B2	160,000	169,600
			517,800
Super Retail - 4.2%
Amazon.com, Inc. 0% 5/1/08 (d)	B3	270,000	243,000
AutoNation, Inc. 9% 8/1/08	Ba2	540,000	573,750
Dillard's, Inc.:
6.125% 11/1/03	Ba1	110,000	107,800
6.39% 8/1/03	Ba1	345,000	339,825
7.15% 9/1/02	Ba1	250,000	250,625
Gap, Inc.:
5.625% 5/1/03	Ba3	370,000	362,600
8.15% 12/15/05 (e)(f)	Ba3	420,000	411,600
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	680,000	428,400
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	145,000	142,825
6.5% 6/15/02	Ba2	55,000	54,725
6.9% 8/15/26	Ba2	340,000	326,400
Michaels Stores, Inc. 9.25% 7/1/09	Ba2	530,000	567,100
Office Depot, Inc. 10% 7/15/08	Ba1	490,000	553,700
PETCO Animal Supplies, Inc. 10.75% 11/1/11 (f)	B3	270,000	291,600
Saks, Inc.:
7.25% 12/1/04	B1	40,000	39,800
7.5% 12/1/10	B1	350,000	329,875
8.25% 11/15/08	B1	560,000	554,400
9.875% 10/1/11	B1	572,000	602,030
			6,180,055
Technology - 4.4%
Amkor Technology, Inc.:
9.25% 5/1/06	B1	800,000	812,000
9.25% 2/15/08	B1	150,000	151,500
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	510,000	530,400
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	670,000	713,550
10.5% 2/1/09	B2	250,000	275,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - continued
Fisher Scientific International, Inc.:
8.125% 5/1/12 (f)	B3	$ 315,000	$ 316,181
9% 2/1/08	B3	300,000	311,250
9% 2/1/08	B3	360,000	374,400
Flextronics International Ltd.:
9.875% 7/1/10	Ba2	420,000	453,600
yankee 8.75% 10/15/07	Ba2	110,000	112,750
Ingram Micro, Inc. 9.875% 8/15/08	Ba2	280,000	295,400
Lucent Technologies, Inc.:
5.5% 11/15/08	B2	60,000	43,200
7.25% 7/15/06	B2	420,000	342,300
Solectron Corp. 9.625% 2/15/09	Ba1	270,000	272,700
Unisys Corp. 8.125% 6/1/06	Ba1	840,000	858,900
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	335,000	331,650
Xerox Corp. 9.75% 1/15/09 (f)	Ba1	340,000	316,200
			6,510,981
Telecommunications - 5.2%
Alamosa Delaware, Inc. 13.625% 8/15/11	Caa1	80,000	70,400
American Cellular Corp. 9.5% 10/15/09	B2	200,000	132,000
American Tower Corp. 9.375% 2/1/09	Caa1	480,000	340,800
Avaya, Inc. 11.125% 4/1/09	Ba2	350,000	329,000
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	345,000	172,500
Cincinnati Bell Telephone Co. 6.3% 12/1/28	Ba1	1,470,000	999,600
Crown Castle International Corp.:
9.375% 8/1/11	B3	1,230,000	1,051,650
10.75% 8/1/11	B3	160,000	147,200
Dobson Communications Corp. 10.875% 7/1/10	B3	180,000	166,500
Lucent Technologies, Inc. 6.5% 1/15/28	B2	265,000	165,625
Millicom International Cellular SA 13.5% 6/1/06	Caa1	240,000	126,000
Nextel Communications, Inc.:
9.375% 11/15/09	B1	160,000	111,200
9.5% 2/1/11	B1	315,000	214,200
Price Communications Wireless, Inc.:
9.125% 12/15/06	Baa2	870,000	902,625
11.75% 7/15/07	Baa3	190,000	201,875
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	60,000	57,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	$ 420,000	$ 403,200
Satelites Mexicanos SA de CV 6.34% 6/30/04 (f)(g)	B1	505,000	449,450
Tritel PCS, Inc. 10.375% 1/15/11	Baa3	255,000	280,500
Triton PCS, Inc.:
8.75% 11/15/11	B2	110,000	101,750
9.375% 2/1/11	B2	590,000	563,450
U.S. Unwired, Inc. 0% 11/1/09 (d)	B3	160,000	107,200
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	Baa2	220,000	184,250
10.375% 11/15/09	Baa2	136,000	147,900
WorldCom, Inc.:
7.75% 4/1/07	Baa2	200,000	91,000
8% 5/16/06	Baa2	200,000	98,000
			7,614,875
Textiles & Apparel - 1.6%
Levi Strauss & Co.:
6.8% 11/1/03	B2	670,000	656,600
7% 11/1/06	B2	200,000	186,000
Russell Corp. 9.25% 5/1/10 (f)	B1	390,000	401,700
The William Carter Co. 10.875% 8/15/11	B3	340,000	363,800
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	740,000	738,150
			2,346,250
TOTAL NONCONVERTIBLE BONDS			130,085,740
TOTAL CORPORATE BONDS (Cost $132,928,251)			134,718,240
Commercial Mortgage Securities - 0.4%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 5.0205% 9/15/03 (f)(g)	Ba2	100,000	97,583
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3146% 11/18/31 (f)(g)	Ba1	400,000	344,594
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)	BB+	100,000	71,750
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $487,172)			513,927
Common Stocks - 0.1%
	Shares	Value (Note 1)
Diversified Financial Services - 0.1%
Delta Financial Corp. (a)	6,800	$ 7,820
Delta Financial Corp. warrants 12/21/10 (a)	2,703	27
Delta Funding Residual Exchange Co. LLC Class A (membership interest) (a)	255	97,410
Delta Funding Residual Management, Inc. (a)	255	0
TOTAL COMMON STOCKS (Cost $194,930)		105,257
Nonconvertible Preferred Stocks - 0.7%

Banks and Thrifts - 0.0%
Associates First Capital Corp. (residual value obligation)	10,800	108
Cable TV - 0.5%
CSC Holdings, Inc.:
Series H, $11.75	1,970	187,150
Series M, $11.125	6,032	567,008
		754,158
Diversified Financial Services - 0.2%
American Annuity Group Capital Trust I $2.3125	13,435	341,786
Delta Financial Corp. Series A, $10.00	255	0
		341,786
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,135,406)		1,096,052
Floating Rate Loans - 1.6%
Moody's Ratings (unaudited) (b)		Principal Amount
Cable TV - 0.8%
Century Cable Holdings LLC Tranche B term loan 4.99% 6/30/09 (g)	-	$ 400,000	368,000
Charter Communication Operating LLC Tranche B term loan 4.69% 3/18/08 (g)	Ba3	350,000	333,375
PanAmSat Corp. Tranche B term loan 5.46% 12/31/08 (g)	Ba2	500,000	501,250
			1,202,625
Chemicals - 0.1%
Lyondell Chemical Co. sr. secured Tranche E term loan 6.2832% 5/17/06 (g)	Ba3	99,488	100,483
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Telecommunications - 0.7%
Nextel Finance Co.:
Tranche B term loan 5.3125% 6/30/08 (g)	Ba3	$ 600,000	$ 513,000
Tranche C term loan 5.5625% 12/31/08 (g)	Ba3	600,000	513,000
			1,026,000
TOTAL FLOATING RATE LOANS (Cost $2,420,368)			2,329,108
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 1.85% (c) (Cost $5,648,560)	5,648,560	5,648,560
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $142,814,687)		144,411,144
NET OTHER ASSETS - 1.4%		2,059,493
NET ASSETS - 100%		$ 146,470,637
Legend
(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc. For certain securities not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser.

(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,926,034 or 13.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	1.6%
Baa	5.0%	BBB	8.8%
Ba	40.4%	BB	37.4%
B	44.6%	B	42.1%
Caa	3.1%	CCC	4.1%
Ca, C	0.2%	CC, C	0.2%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.7% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $112,754,526 and $58,162,680, respectively.
Loans & Other Direct Debt Instruments
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $2,329,108 or 1.6% of net assets.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $142,435,410. Net unrealized appreciation aggregated $1,975,734, of which $3,626,113 related to appreciated investment securities and $1,650,379 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $7,267,000 of which $6,000, $199,000 and $7,062,000 will expire on October 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $142,814,687) - See accompanying schedule		$ 144,411,144
Receivable for investments sold		2,797,506
Receivable for fund shares sold		709,403
Interest receivable		3,108,732
Total assets		151,026,785
Liabilities
Payable to custodian bank	$ 38,644
Payable for investments purchased	3,988,140
Payable for fund shares redeemed	136,043
Distributions payable	253,250
Accrued management fee	65,610
Distribution fees payable	51,321
Other payables and accrued expenses	23,140
Total liabilities		4,556,148
Net Assets		$ 146,470,637
Net Assets consist of:
Paid in capital		$ 155,363,952
Undistributed net investment income		423,843
Accumulated undistributed net realized gain (loss) on investments		(10,913,612)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,596,454
Net Assets		$ 146,470,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,142,501 ÷ 4,154,276 shares)	$ 8.70
Maximum offering price per share (100/95.25 of $8.70)	$ 9.13
Class T: Net Asset Value and redemption price per share ($33,372,603 ÷ 3,838,425 shares)	$ 8.69
Maximum offering price per share (100/96.50 of $8.69)	$ 9.01
Class B: Net Asset Value and offering price per share ($31,540,322 ÷ 3,629,443 shares) A	$ 8.69
Class C: Net Asset Value and offering price per share ($21,838,521 ÷ 2,512,826 shares) A	$ 8.69
Institutional Class: Net Asset Value, offering price and redemption price per share ($23,576,690 ÷ 2,708,134 shares)	$ 8.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 90,819
Interest		5,324,870
Total income		5,415,689
Expenses
Management fee	$ 354,041
Transfer agent fees	108,086
Distribution fees	266,656
Accounting fees and expenses	32,243
Non-interested trustees' compensation	186
Custodian fees and expenses	9,644
Registration fees	32,997
Audit	11,754
Legal	880
Miscellaneous	9,680
Total expenses before reductions	826,167
Expense reductions	(40,115)	786,052
Net investment income (loss)		4,629,637
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment securities		(3,773,896)
Change in net unrealized appreciation (depreciation) on investment securities		2,673,475
Net gain (loss)		(1,100,421)
Net increase (decrease) in net assets resulting from operations		$ 3,529,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,629,637	$ 5,502,050
Net realized gain (loss)	(3,773,896)	(7,150,514)
Change in net unrealized appreciation (depreciation)	2,673,475	2,492,540
Net increase (decrease) in net assets resulting from operations	3,529,216	844,076
Distributions to shareholders from net investment income	(4,575,343)	(5,386,004)
Share transactions - net increase (decrease)	57,364,371	50,936,164
Total increase (decrease) in net assets	56,318,244	46,394,236
Net Assets
Beginning of period	90,152,393	43,758,157
End of period (including undistributed net investment income of $423,843 and undistributed net investment income of $369,549, respectively)	$ 146,470,637	$ 90,152,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April, 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.750	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.343 H	.760	.895	.116
Net realized and unrealized gain (loss)	(.053) H	(.602)	(.640)	(.091)
Total from investment operations	.290	.158	.255	.025
Distributions from net investment income	(.340)	(.758)	(.825)	(.105)
Net asset value, end of period	$ 8.700	$ 8.750	$ 9.350	$ 9.920
Total Return B,C,D	3.40%	1.83%	2.40%	.25%
Ratios to Average Net Assets F
Expenses before expense reductions	1.02% A	1.14%	1.70%	11.82% A
Expenses net of voluntary waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	.99% A	.99%	.98%	1.00% A
Net investment income (loss)	7.90% A,H	8.50%	9.17%	7.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,143	$ 28,046	$ 13,295	$ 739
Portfolio turnover rate	103% A	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period September 7, 1999 (commencement of operations) to October 31, 1999. H Effective November 30, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.017 and decrease net realized and unrealized gain (loss) per share by $.017. Without this change to the ratio of net investment income (loss) to average net assets would have been 7.50%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.740	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.337 H	.753	.898	.112
Net realized and unrealized gain (loss)	(.047) H	(.613)	(.656)	(.089)
Total from investment operations	.290	.140	.242	.023
Distributions from net investment income	(.340)	(.750)	(.812)	(.103)
Net asset value, end of period	$ 8.690	$ 8.740	$ 9.350	$ 9.920
Total Return B,C,D	3.35%	1.63%	2.27%	.23%
Ratios to Average Net Assets F
Expenses before expense reductions	1.24% A	1.39%	1.83%	11.91% A
Expenses net of voluntary waivers, if any	1.10% A	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.10% A	1.09%	1.08%	1.10% A
Net investment income (loss)	7.80% A,H	8.40%	9.07%	7.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,373	$ 16,814	$ 8,936	$ 2,422
Portfolio turnover rate	103% A	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period September 7, 1999 (commencement of operations) to October 31, 1999. H Effective November 30, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.021 and decrease net realized and unrealized gain (loss) per share by $.021. Without this change to the ratio of net investment income (loss) to average net assets would have been 7.31%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.740	$ 9.340	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.309 H	.692	.830	.102
Net realized and unrealized gain (loss)	(.049) H	(.601)	(.663)	(.083)
Total from investment operations	.260	.091	.167	.019
Distributions from net investment income	(.310)	(.691)	(.747)	(.099)
Net asset value, end of period	$ 8.690	$ 8.740	$ 9.340	$ 9.920
Total Return B,C,D	3.02%	1.08%	1.50%	.19%
Ratios to Average Net Assets F
Expenses before expense reductions	1.83% A	1.94%	2.47%	12.54% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.73%	1.75% A
Net investment income (loss)	7.15% A,H	7.74%	8.42%	7.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,540	$ 19,694	$ 10,054	$ 2,089
Portfolio turnover rate	103% A	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period September 7, 1999 (commencement of operations) to October 31, 1999. H Effective November 30, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.019 and decrease net realized and unrealized gain (loss) per share by $.019. Without this change to the ratio of net investment income (loss) to average net assets would have been 6.71%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.740	$ 9.350	$ 9.910	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.305 H	.684	.819	.101
Net realized and unrealized gain (loss)	(.045) H	(.612)	(.643)	(.093)
Total from investment operations	.260	.072	.176	.008
Distributions from net investment income	(.310)	(.682)	(.736)	(.098)
Net asset value, end of period	$ 8.690	$ 8.740	$ 9.350	$ 9.910
Total ReturnB, C, D	2.96%	.86%	1.60%	.08%
Ratios to Average Net Assets F
Expenses before expense reductions	1.91% A	2.03%	2.60%	12.67% A
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.85%	1.85% A
Expenses net of all reductions	1.84% A	1.84%	1.83%	1.85% A
Net investment income (loss)	7.05% A,H	7.65%	8.32%	7.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,839	$ 14,218	$ 6,563	$ 1,854
Portfolio turnover rate	103% A	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period September 7, 1999 (commencement of operations) to October 31, 1999. H Effective November 30, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.019 and decrease net realized and unrealized gain (loss) per share by $.019. Without this change to the ratio of net investment income (loss) to average net assets would have been 6.62%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.750	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income (loss) D	.349 G	.772	.910	.118
Net realized and unrealized gain (loss)	(.049)	(.599)	(.638)	(.091)
Total from investment operations	.300	.173	.272	.027
Distributions from net investment income	(.350)	(.773)	(.842)	(.107)
Net asset value, end of period	$ 8.700	$ 8.750	$ 9.350	$ 9.920
Total Return B,C	3.59%	2.00%	2.57%	.28%
Ratios to Average Net Assets E
Expenses before expense reductions	.94% A	1.04%	1.62%	11.66% A
Expenses net of voluntary waivers, if any	.85% A	.85%	.85%	.85% A
Expenses net of all reductions	.84% A	.84%	.83%	.85% A
Net investment income (loss)	8.06% A,G	8.65%	9.32%	8.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,577	$ 11,381	$ 4,910	$ 719
Portfolio turnover rate	103% A	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the period September 7, 1999 (commencement of operations) to October 31, 1999. G Effective November 30, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.019 and decrease net realized and unrealized gain (loss) per share by $.019. Without this change to the ratio of net investment income (loss) to average net assets would have been 7.63%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are not readily available are valued at their most recent bid price in the principal market (sales price if the principal market is an exchange) in which such securities are normally traded, as determined by recognized dealers in such securities or by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. Equity securities for which market quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $228,695 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on November 1, 2001.

The effect of this change during the period, was to increase net investment income by $264,913, decrease net unrealized appreciation/depreciation by $159,382, and decrease net realized gain (loss) by $105,531. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 24,645	$ 213
Class T	0%	.25%	31,149	177
Class B	.65%	.25%	117,913	85,358
Class C	.75%	.25%	92,949	40,690
			$ 266,656	$ 126,438

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 21,301	$ 6,001
Class T	27,205	7,563
Class B	36,679	36,679 *
Class C	9,532	9,532 *
	$ 94,717	$ 59,775

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 20,272	.12 *
Class T	30,530	.25 *
Class B	23,355	.18 *
Class C	14,723	.16 *
Institutional Class	19,206	.19 *
	$ 108,086

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $60,890 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 1,690
Class T	1.10%	15,931
Class B	1.75%	8,596
Class C	1.85%	3,944
Institutional Class	0.85%	8,032
		$ 38,193

Certain security trades were directed to brokers who paid $102 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,820.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2002	Year ended October 31, 2000
From net investment income
Class A	$ 1,275,389	$ 1,749,285
Class T	944,655	1,137,979
Class B	918,302	1,058,754
Class C	641,632	810,648
Institutional Class	795,365	629,338
Total	$ 4,575,343	$ 5,386,004

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30,	Years ended October 31,	Six months ended April 30,	Years ended October 31,
	2002	2001	2002	2001
Class A Shares sold	1,464,402	2,533,687	$ 12,842,671	$ 22,914,434
Reinvestment of distributions	121,119	155,485	1,060,375	1,389,344
Shares redeemed	(637,403)	(904,430)	(5,577,166)	(8,058,764)
Net increase (decrease)	948,118	1,784,742	$ 8,325,880	$ 16,245,014
Class T Shares sold	2,310,453	2,309,933	$ 20,217,056	$ 20,669,949
Reinvestment of distributions	77,515	84,867	677,567	760,166
Shares redeemed	(472,855)	(1,427,546)	(4,147,946)	(12,897,913)
Net increase (decrease)	1,915,113	967,254	$ 16,746,677	$ 8,532,202
Class B Shares sold	1,823,330	1,784,230	$ 15,989,020	$ 15,988,787
Reinvestment of distributions	56,652	61,369	495,211	547,782
Shares redeemed	(504,480)	(667,689)	(4,413,813)	(5,915,821)
Net increase (decrease)	1,375,502	1,177,910	$ 12,070,418	$ 10,620,748
Class C Shares sold	1,665,880	1,714,911	$ 14,612,295	$ 15,494,456
Reinvestment of distributions	38,008	53,198	332,408	475,896
Shares redeemed	(817,948)	(843,363)	(7,185,454)	(7,607,184)
Net increase (decrease)	885,940	924,746	$ 7,759,249	$ 8,363,168
Institutional Class Shares sold	1,595,658	1,389,028	$ 14,115,132	$ 12,506,494
Reinvestment of distributions	67,577	67,331	592,097	600,152
Shares redeemed	(255,482)	(680,841)	(2,245,082)	(5,931,614)
Net increase (decrease)	1,407,753	775,518	$ 12,462,147	$ 7,175,032

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
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Fidelity Advisor Natural Resources Fund
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Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
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Prime Fund
Tax-Exempt Fund
Treasury Fund

AHI-SANN-0602 156997
1.741814.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor High Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv High Income - Inst CL	3.59%	4.16%	8.67%
ML High Yield Master II	6.16%	3.49%	3.41%
High Current Yield Funds Average	5.13%	1.06%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 7, 1999. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 392 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Life of fund
Fidelity Adv High Income - Inst CL	4.16%	3.19%
ML High Yield Master II	3.49%	1.27%
High Current Yield Funds Average	1.06%	n/a*

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor High Income Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor High Income Fund - Institutional Class on September 7, 1999, when the fund started. As the chart shows, by April 30, 2002, the value of the investment would have grown to $10,867 - an 8.67% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,341 - a 3.41% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

Six months ended April 30,	Years ended October 31,		September 7, 1999 (commencement of operations) to October 31,
2002	2001	2000	1999
Dividend returns	4.05%	8.42%	8.32%	1.08%
Capital returns	-0.46%	-6.42%	-5.75%	-0.80%
Total returns	3.59%	2.00%	2.57%	0.28%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended April 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.20¢	35.09¢	72.01¢
Annualized dividend rate	7.27%	8.06%	8.13%
30-day annualized yield	7.90%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $8.70 over the past one month, $8.78 over the past six months and $8.86 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield would have been 7.85%.

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Fund Talk: The Manager's Overview

Market Recap

Reflecting renewed optimism in the high-yield market, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield bond performance - gained 6.16% during the six-month period ending April 30, 2002. Investor demand for higher yields and their willingness to assume more risk drove positive flows into high-yield mutual funds during the period. In addition, growing positive sentiment about a potential economic recovery contributed to a narrowing in the yield spread between high-yield bonds and Treasury bonds. The index's relatively strong performance was driven by a broad group of industries. Some of the larger sectors in the index that posted positive returns were gaming (12.60%), energy (7.27%), and health care (5.92%). The two largest sectors, cable TV (-2.89%) and telecommunications (-8.67%) were notable underperformers. In the cable sector, Adelphia Communications - the second-largest issuer of high yield bonds - disclosed significant off-balance-sheet liabilities. In the telecommunications sector, prices declined on investors' concerns regarding the Global Crossing and McLeod bankruptcies, negative earnings announcements from Level 3 Communications, and a growing number of telecom fallen angels that appeared poised to enter the market. Investors were willing to seek investment opportunities in issues paying interest on a deferred basis and issues in the lower credit quality tiers, leaving prices in these market segments higher.

(Portfolio Manager photograph)
An interview with Matthew Conti, Portfolio Manager of Fidelity Advisor High Income Fund

Q. Matt, how did the fund perform?

A. For the six months that ended April 30, 2002, the fund's Institutional Class shares returned 3.59%. The fund's benchmark, the Merrill Lynch High Yield Master II Index, returned 6.16%, while the high current yield funds average tracked by Lipper Inc. returned 5.13%. For the 12-month period that ended April 30, 2002, the fund's Institutional Class shares returned 4.16%. Meanwhile, the Merrill Lynch index returned 3.49% and the Lipper average returned 1.06%.

Q. Why did the fund's performance trail its benchmarks during the past six months?

A. Interestingly, the very positioning that helped the fund through most of a difficult market in 2001 detracted from performance during the past six months. The fund had minimal exposure to the aggressive CCC-rated tier, which outperformed higher-rated issues by a large margin during the period. Other disappointments were security specific. Falling victim to competitive pressures and a poor holiday selling season, Kmart ran into liquidity problems and filed for bankruptcy protection in January. I sold Kmart bonds during the period. Rite Aid declined on weaker-than-expected earnings. Adelphia disclosed a significant amount of off-balance-sheet debt, which hampered its performance. Telewest bonds suffered from speculation about a possible restructuring. The fund continues to hold Rite Aid bonds, while exposure to Adelphia was lowered and Telewest bonds were sold.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which investments performed well?

A. Owens-Illinois' bonds were a top performer, based on improved free cash flow from its glass manufacturing business and better visibility on its asbestos liabilities. Courtyard by Marriott rebounded with the overall lodging market. In addition, Cinemark gained as its free cash flow improved with the recovering movie theater sector. The fund also benefited from its position in Pennzoil-Quaker State after AAA-rated Royal Dutch Shell announced it would acquire the company. Similarly, Fox Family bonds appreciated after being acquired by Disney, an investment-grade company.

Q. How did the fund's positioning change during the past six months?

A. Most significantly, I reduced the fund's cable TV holdings. Competition from direct broadcast satellite providers, combined with increasing capital expenditure costs for new services, are limiting free cash flow expectations. While demand should continue to be strong for their new digital television and high-speed Internet services, it might be several years before these revenues contribute significantly to the bottom line. I used proceeds from these sales to buy securities of gaming/lodging companies with depressed valuations in the fourth quarter of 2001. I also added some energy names given the positive, long-term natural gas outlook and more attractive security prices early in the period. In the homebuilding sector, I added names expected to potentially benefit as excess cash flow goes to reduce debt.

Q. How does credit quality factor into your investment approach?

A. The fund has adopted an investment policy to use the Merrill Lynch High Yield Master II Index as a general guide in structuring the credit quality composition of the portfolio. That means that the credit quality make-up of the fund should be similar to that of the overall high yield bond market, although compared to the index, I expect the fund to be less heavily invested in the lower quality CCC, CC and C-rated credit tiers. The fund also has modified its policy to limit common stocks and non-income producing debt securities to 10% of total assets. Going forward, only common stocks will be limited to 10%. I don't expect shareholders to notice a change in how the fund is run as a result of this change in policy.

Q. What's your outlook?

A. I'm focused on companies that I expect to potentially generate substantial free cash flow. In this market, it's likely that companies with defined, provable cash flows will be valued higher than those with complex stories. The economy appears to be improving, but rating quality downgrades and fallen angels - former investment-grade credits - remain a concern. There continues to be risk aversion in the market, exacerbated by factors such as the accounting irregularities making news. Monetary conditions are unlikely to improve from here, although the high-yield market is not as sensitive to interest rate movements as other fixed-income asset classes. On the positive side, the current default rate of over 10% is near its historical high and could start to gradually decline as problem companies fall by the wayside. Improving credit quality in the market could bode well for future steady returns. Using Fidelity's proprietary research to minimize default risk remains a key performance factor.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: September 7, 1999

Size: as of April 30, 2002, more than $146 million

Manager: Matthew Conti, since 2001; joined Fidelity in 1995

3

Matthew Conti discusses his investment philosophy:

"My investment philosophy emphasizes not only business fundamentals but also the influence a security's credit quality, diversification and income characteristics will have on the overall portfolio. For example, during the past six months, the fund outperformed in months when the market was weak and fell short when the market was strong. I position the fund to have less ´beta,' or sensitivity to changes in the market, than the benchmark. I believe the asymmetrical returns of the high-yield market - where bond prices can decline precipitously, but only rise to some margin over par - make it judicious to position the fund in the upper credit tiers of the investment universe. I aim to minimize default risk while generating high income. The ´win by not losing' mantra could apply to my investment strategy. The fund's lack of concentration in favor of more diversification is also characteristic of my investment philosophy. In addition, I focus on the securities within a company's capital structure that are paying current cash interest versus securities paying interest on a deferred basis. This tends to lower the volatility of returns over time. For similar reasons, I limit exposure to equity-like and distressed securities. As a result, most of the fund's return comes from cash interest income rather than capital appreciation."

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CMS Energy Corp.	1.9	3.0
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.	1.9	3.0
Adelphia Communications Corp.	1.2	1.5
Allied Waste North America, Inc.	1.2	0.7
Solectron Corp.	1.1	0.0
	7.3
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	9.3	15.5
Healthcare	7.2	8.7
Energy	6.5	4.3
Gaming	6.3	5.3
Telecommunications	6.2	7.7
Quality Diversification as of April 30, 2002
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.3	0.1
Baa	5.6	5.7
Ba	40.4	39.2
B	44.6	42.0
Caa, Ca, C	3.6	4.3
Not Rated	0.7	1.1

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2002 and October 31, 2001 account for 0.7% and 1.1%, respectively, of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Nonconvertible Bonds 88.8%		Nonconvertible Bonds 89.6%
	Convertible Bonds, Preferred Stocks 3.8%		Convertible Bonds, Preferred Stocks 2.0%
	Common Stocks 0.1%		Common Stocks 0.1%
	Other Investments 2.0%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 5.3%		Short-Term Investments and Net Other Assets 7.2%
* Foreign investments	4.9%	** Foreign investments	4.8%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.9%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 3.1%
Cable TV - 0.8%
Adelphia Communications Corp. 3.25% 5/1/21	B3	$ 775,000	$ 618,450
Charter Communications, Inc. 4.75% 6/1/06	B3	775,000	558,000
			1,176,450
Healthcare - 0.6%
HealthSouth Corp. 3.25% 4/1/03	Ba2	710,000	694,025
Tenet Healthcare Corp. (Ventas, Inc.) 6% 12/1/05	Ba1	210,000	205,275
			899,300
Technology - 1.4%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	1,720,000	672,348
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba1	1,370,000	793,778
0% 11/20/20	Ba1	1,370,000	635,338
			2,101,464
Telecommunications - 0.3%
Nextel Communications, Inc. 5.25% 1/15/10	B3	845,000	455,286
TOTAL CONVERTIBLE BONDS			4,632,500
Nonconvertible Bonds - 88.8%
Aerospace - 1.2%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	300,000	318,750
BE Aerospace, Inc. 8% 3/1/08	B3	530,000	498,200
L-3 Communications Corp.:
8% 8/1/08	Ba3	150,000	154,500
10.375% 5/1/07	Ba3	540,000	569,700
Sequa Corp. 8.875% 4/1/08	Ba3	195,000	194,025
			1,735,175
Air Transportation - 2.6%
American Airlines pass thru trust certificate 7.8% 4/1/08 (f)	A	410,000	411,025
AMR Corp. 9% 8/1/12	B1	80,000	77,600
Continental Airlines, Inc.:
pass thru trust certificate:
6.9% 1/2/17	Baa3	104,779	98,645
6.954% 2/2/11	Ba2	14,119	13,272
7.033% 6/15/11	Ba2	137,879	128,227
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc.: - continued
8.307% 4/2/18	Baa3	$ 474,023	$ 471,510
8.312% 10/2/12	Ba2	30,627	29,668
8% 12/15/05	B3	540,000	496,800
Delta Air Lines, Inc.:
6.65% 3/15/04	Ba3	820,000	779,000
7.7% 12/15/05	Ba3	310,000	295,275
8.3% 12/15/29	Ba3	295,000	247,800
8.54% 1/2/07	Ba1	85,865	84,148
10.14% 8/14/12	BBB	60,000	56,400
Northwest Airlines pass thru trust certificate:
7.691% 4/1/17	Baa2	30,000	29,046
9.179% 10/1/11	Ba2	76,446	71,860
Northwest Airlines, Inc.:
7.625% 3/15/05	B2	190,000	174,800
8.375% 3/15/04	B2	180,000	171,900
8.52% 4/7/04	B2	30,000	28,500
9.875% 3/15/07	B2	290,000	279,850
			3,945,326
Automotive - 3.6%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	Ba3	355,000	378,963
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	380,000	404,358
Collins & Aikman Products Co. 11.5% 4/15/06	B2	630,000	633,150
Dana Corp. 6.5% 3/1/09	Ba3	680,000	615,400
Dana Credit Corp. 7.25% 12/6/02 (f)	Ba3	190,000	188,575
Delco Remy International, Inc. 11% 5/1/09	B3	310,000	285,200
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	210,000	218,400
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	805,000	845,250
Goodyear Tire & Rubber Co.:
6.625% 12/1/06	Baa3	190,000	180,975
7.857% 8/15/11	Baa3	320,000	308,000
8.5% 3/15/07	Baa3	80,000	80,200
Lear Corp. 8.11% 5/15/09	Ba1	325,000	338,000
Navistar International Corp. 9.375% 6/1/06	Ba1	380,000	402,800
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	140,000	145,600
United Auto Group, Inc. 9.625% 3/15/12 (f)	B3	170,000	176,375
			5,201,246
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Banks and Thrifts - 1.2%
Sovereign Bancorp, Inc.:
8.625% 3/15/04	Ba2	$ 575,000	$ 593,688
10.5% 11/15/06	Ba2	735,000	806,663
Western Financial Bank 9.625% 5/15/12	B1	280,000	282,800
			1,683,151
Broadcasting - 1.7%
Granite Broadcasting Corp. 10.375% 5/15/05	Ca	240,000	228,000
Radio One, Inc. 8.875% 7/1/11	B3	595,000	624,750
Sinclair Broadcast Group, Inc.:
8% 3/15/12 (f)	B2	550,000	555,500
8.75% 12/15/07	B2	180,000	186,750
8.75% 12/15/11 (f)	B2	410,000	430,500
Spanish Broadcasting System, Inc. 9.625% 11/1/09	B3	370,000	390,350
			2,415,850
Building Materials - 0.6%
Associated Materials, Inc. 9.75% 4/15/12 (f)	B3	70,000	72,100
Juno Lighting, Inc. 11.875% 7/1/09	B3	280,000	295,400
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12 (f)	B2	540,000	523,800
			891,300
Cable TV - 7.2%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	150,000	132,000
9.25% 10/1/02	B2	1,015,000	913,500
10.5% 7/15/04	B2	190,000	167,200
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	B2	2,280,000	1,299,600
8.25% 4/1/07	B2	590,000	528,050
8.625% 4/1/09	B2	260,000	231,400
10% 4/1/09	B2	100,000	95,000
11.125% 1/15/11	B2	480,000	470,400
Coaxial Communications of Central Ohio, Inc. 10% 8/15/06	B3	470,000	479,400
Corus Entertainment, Inc. 8.75% 3/1/12 (f)	B1	190,000	197,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings, Inc.:
7.625% 4/1/11	Ba2	$ 505,000	$ 472,175
9.875% 2/15/13	Ba3	270,000	273,375
Echostar Broadband Corp. 10.375% 10/1/07	B1	1,445,000	1,531,692
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	150,000	154,500
9.25% 2/1/06	B1	600,000	615,000
Insight Communications, Inc. 0% 2/15/11 (d)	B3	1,090,000	686,700
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	200,000	212,000
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	B2	410,000	434,600
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	650,000	651,625
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	380,000	345,800
PanAmSat Corp.:
6% 1/15/03	Ba2	50,000	50,125
6.125% 1/15/05	Ba2	200,000	194,000
6.375% 1/15/08	Ba2	220,000	205,700
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (d)	Caa1	290,000	101,500
12.375% 8/1/06	B3	150,000	91,500
			10,534,442
Capital Goods - 1.4%
AGCO Corp.:
8.5% 3/15/06	B1	40,000	40,200
9.5% 5/1/08	Ba3	120,000	128,400
Dresser, Inc. 9.375% 4/15/11 (f)	B2	535,000	556,400
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	870,000	941,775
Terex Corp. 8.875% 4/1/08	B2	300,000	306,000
			1,972,775
Chemicals - 2.9%
Arco Chemical Co. 9.375% 12/15/05	Ba3	95,000	93,100
Georgia Gulf Corp. 10.375% 11/1/07	B2	490,000	529,200
Huntsman International LLC 9.875% 3/1/09 (f)	B3	640,000	644,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Chemicals - continued
IMC Global, Inc.:
6.55% 1/15/05	Ba2	$ 200,000	$ 194,500
7.625% 11/1/05	Ba2	80,000	79,600
10.875% 6/1/08	Ba1	80,000	89,200
11.25% 6/1/11	Ba1	90,000	100,350
International Specialty Holdings, Inc. 10.625% 12/15/09 (f)	B2	310,000	316,200
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	90,000	93,600
Lyondell Chemical Co.:
9.625% 5/1/07	Ba3	170,000	168,300
9.875% 5/1/07	Ba3	330,000	326,700
10.875% 5/1/09	B2	125,000	117,500
Methanex Corp. yankee:
7.4% 8/15/02	Ba1	800,000	800,000
7.75% 8/15/05	Ba1	120,000	118,200
OM Group, Inc. 9.25% 12/15/11 (f)	B3	600,000	621,000
			4,292,250
Consumer Products - 1.8%
Armkel Finance, Inc. 9.5% 8/15/09	B2	540,000	575,100
Hasbro, Inc.:
5.6% 11/1/05	Ba3	390,000	364,650
6.15% 7/15/08	Ba3	80,000	73,400
7.95% 3/15/03	Ba3	495,000	501,188
8.5% 3/15/06	Ba3	100,000	103,000
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	20,000	20,500
9.4% 12/1/02 (e)	Ba2	30,000	30,600
10% 11/1/08 (f)	Ba3	640,000	750,400
Quaker State Corp. 6.625% 10/15/05	Ba2	190,000	195,225
			2,614,063
Containers - 1.7%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2	250,000	245,000
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	610,000	629,825
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Containers - continued
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	$ 90,000	$ 85,950
7.35% 5/15/08	B3	60,000	54,900
7.5% 5/15/10	B3	80,000	72,400
7.8% 5/15/18	B3	646,000	542,640
7.85% 5/15/04	B3	210,000	205,800
8.1% 5/15/07	B3	60,000	57,900
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	220,000	202,400
Sealed Air Corp.: - continued
8.75% 7/1/08 (f)	Baa3	140,000	142,800
Silgan Holdings, Inc. 9% 6/1/09 (f)	B1	270,000	280,800
			2,520,415
Diversified Financial Services - 1.7%
Capital One Financial Corp.:
7.25% 12/1/03	Baa3	80,000	79,400
7.25% 5/1/06	Baa3	270,000	261,458
8.75% 2/1/07	Baa3	390,000	395,850
GS Escrow Corp.:
7% 8/1/03	Ba1	310,000	314,324
7.125% 8/1/05	Ba1	265,000	266,606
United Rentals, Inc.:
8.8% 8/15/08	B2	40,000	40,600
9% 4/1/09	B2	40,000	40,600
9.25% 1/15/09	B2	660,000	674,850
Williams Scotsman, Inc. 9.875% 6/1/07 (f)	B3	440,000	444,400
			2,518,088
Diversified Media - 0.9%
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	120,000	122,250
Fox Family Worldwide, Inc.:
9.25% 11/1/07	Baa1	1,155,000	1,227,188
10.25% 11/1/07 (e)	Baa1	20,000	21,450
			1,370,888
Electric Utilities - 3.7%
AES Corp.:
8.5% 11/1/07	Ba2	80,000	54,800
8.875% 2/15/11	Ba1	270,000	216,000
9.375% 9/15/10	Ba1	245,000	202,125
9.5% 6/1/09	Ba1	140,000	118,300
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
CMS Energy Corp.:
6.75% 1/15/04	Ba3	$ 600,000	$ 603,000
8.125% 5/15/02	Ba3	630,000	630,000
8.375% 7/1/03	Ba3	500,000	510,000
8.5% 4/15/11	Ba3	195,000	207,188
8.9% 7/15/08	Ba3	280,000	296,800
9.875% 10/15/07	Ba3	410,000	451,000
Orion Power Holdings, Inc. 12% 5/1/10	Ba1	1,280,000	1,472,000
Pacific Gas & Electric Co. 6.25% 8/1/03	B3	163,000	161,370
Southern California Edison Co.:
5.625% 10/1/02	Ba2	195,000	193,050
6.25% 6/15/03	Ba2	40,000	39,400
8.95% 11/3/03	Ba3	235,000	240,875
			5,395,908
Energy - 6.3%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	300,000	310,500
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	40,000	41,000
8.125% 4/1/11	B1	105,000	105,525
8.375% 11/1/08	B1	390,000	393,900
Clark Refining & Marketing, Inc.:
8.625% 8/15/08	Ba3	80,000	78,000
8.875% 11/15/07	B2	200,000	194,000
Cross Timbers Oil Co. 8.75% 11/1/09	Ba3	470,000	495,850
DI Industries, Inc. 8.875% 7/1/07	B1	545,000	558,625
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	B1	285,000	293,550
Forest Oil Corp.:
8% 6/15/08	Ba3	90,000	92,025
8% 12/15/11	Ba3	180,000	184,950
Frontier Oil Corp. 9.125% 2/15/06	B2	560,000	571,200
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	430,000	449,350
Key Energy Services, Inc.:
Series B, 8.375% 3/1/08	Ba3	380,000	392,350
8.375% 3/1/08	Ba3	170,000	175,525
14% 1/15/09	B2	246,000	282,285
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	400,000	432,000
Nuevo Energy Co. 9.5% 6/1/08	B2	600,000	600,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
Parker Drilling Co. 9.75% 11/15/06	B1	$ 500,000	$ 515,000
Plains Resources, Inc. 10.25% 3/15/06	B2	300,000	310,800
Pogo Producing Co. 8.25% 4/15/11	B1	595,000	621,775
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	400,000	418,000
SESI LLC 8.875% 5/15/11	B1	630,000	633,150
Swift Energy Co. 9.375% 5/1/12	B3	110,000	112,200
Tesoro Petroleum Corp. 9.625% 4/1/12 (f)	B1	465,000	474,300
Triton Energy Ltd. yankee 8.875% 10/1/07	BBB	70,000	76,475
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	50,000	54,625
Western Oil Sands, Inc. 8.375% 5/1/12 (f)	Ba2	390,000	402,188
			9,269,148
Entertainment/Film - 1.8%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	415,000	417,075
9.875% 2/1/12 (f)	Caa3	670,000	680,050
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	1,215,000	1,215,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	290,000	301,600
			2,613,725
Environmental - 1.3%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	400,000	396,000
7.625% 1/1/06	Ba3	610,000	600,850
7.875% 1/1/09	Ba3	220,000	215,600
10% 8/1/09	B2	485,000	497,125
Browning-Ferris Industries, Inc.:
6.1% 1/15/03	Ba3	160,000	159,200
6.375% 1/15/08	Ba3	25,000	22,750
			1,891,525
Food and Drug Retail - 0.8%
Fleming Companies, Inc. 10.625% 7/31/07	B2	185,000	189,625
Great Atlantic & Pacific Tea, Inc.:
7.75% 4/15/07	B2	500,000	498,750
9.125% 12/15/11	B2	180,000	188,550
Rite Aid Corp.:
6.125% 12/15/08 (f)	Caa3	80,000	48,000
6.875% 8/15/13	Caa3	95,000	59,850
7.125% 1/15/07	Caa3	310,000	232,500
			1,217,275
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Food/Bev/Tobacco - 1.8%
Canandaigua Brands, Inc. 8.625% 8/1/06	Ba2	$ 110,000	$ 115,500
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	360,000	367,200
Cott Beverages, Inc. 8% 12/15/11 (f)	B2	310,000	315,425
Dean Foods Co.:
6.75% 6/15/05	B1	200,000	200,000
6.9% 10/15/17	B1	270,000	230,850
8.15% 8/1/07	B1	230,000	235,750
Del Monte Corp. 9.25% 5/15/11	B3	715,000	754,325
Smithfield Foods, Inc. 8% 10/15/09	Ba2	370,000	375,550
			2,594,600
Gaming - 6.5%
Alliance Gaming Corp. 10% 8/1/07	B3	270,000	284,175
Aztar Corp. 8.875% 5/15/07	Ba3	800,000	824,000
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	200,000	207,000
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	90,000	88,200
6.75% 7/15/03	Ba3	480,000	480,000
Coast Hotels & Casinos, Inc.:
9.5% 4/1/09 (f)	B2	240,000	253,800
9.5% 4/1/09	B2	300,000	318,000
Harrah's Operating Co., Inc. 7.875% 12/15/05	Ba1	180,000	185,400
Herbst Gaming, Inc. 10.75% 9/1/08	B2	740,000	780,700
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	215,000	211,238
International Game Technology 8.375% 5/15/09	Ba1	725,000	764,875
Mandalay Resort Group 10.25% 8/1/07	Ba3	470,000	518,175
MGM Mirage, Inc.:
6.95% 2/1/05	Ba1	180,000	182,250
9.75% 6/1/07	Ba2	120,000	132,300
Mirage Resorts, Inc. 7.25% 10/15/06	Ba1	350,000	353,015
Mohegan Tribal Gaming Authority:
8% 4/1/12 (f)	Ba3	370,000	371,388
8.125% 1/1/06	Ba2	510,000	522,750
8.375% 7/1/11	Ba3	405,000	415,125
8.75% 1/1/09	Ba3	215,000	223,600
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	400,000	406,000
7.875% 3/15/10 (f)	Ba2	390,000	391,950
9.375% 2/15/07	Ba2	350,000	372,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	$ 320,000	$ 332,000
yankee:
8.625% 12/15/07	B2	115,000	118,450
9% 3/15/07	B2	755,000	781,425
			9,518,566
Healthcare - 6.6%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	380,000	392,350
AdvancePCS 8.5% 4/1/08	Ba2	470,000	498,200
Alderwoods Group, Inc.:
11% 1/2/07	-	525,000	530,250
12.25% 1/2/09	-	80,000	82,000
Beverly Enterprises, Inc.:
9% 2/15/06	B1	40,000	40,600
9.625% 4/15/09	B1	75,000	78,375
Biovail Corp. 7.875% 4/1/10	B2	255,000	252,769
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	185,000	187,719
Dynacare, Inc. yankee 10.75% 1/15/06	B2	354,000	366,390
Hanger Orthopedic Group, Inc. 10.375% 2/15/09 (f)	B2	110,000	116,875
HCA, Inc.:
7.875% 2/1/11	Ba1	685,000	726,100
8.75% 9/1/10	Ba1	265,000	295,475
HealthSouth Corp.:
6.875% 6/15/05	Ba1	370,000	370,000
7% 6/15/08	Ba1	50,000	48,750
Kinetic Concepts, Inc. 9.625% 11/1/07	B3	420,000	433,650
Meditrust Corp.:
7% 8/15/07	Ba3	80,000	75,600
7.82% 9/10/26	Ba3	375,000	375,000
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (f)	Ba3	440,000	431,200
Owen & Minor, Inc. 8.5% 7/15/11	Ba3	550,000	577,500
Rotech Healthcare, Inc. 9.5% 4/1/12 (f)	B2	130,000	136,500
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	450,000	468,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Healthcare - continued
Service Corp. International (SCI):
6% 12/15/05	B1	$ 180,000	$ 162,000
6.3% 3/15/03	B1	630,000	611,100
7.375% 4/15/04	B1	440,000	429,000
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	405,000	453,600
Triad Hospitals, Inc. 8.75% 5/1/09	B1	635,000	677,069
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	730,000	771,975
			9,588,047
Homebuilding/Real Estate - 4.5%
Beazer Homes USA, Inc. 8.375% 4/15/12 (f)	Ba2	310,000	314,650
Champion Home Builders Co. 11.25% 4/15/07 (f)	B2	335,000	338,350
Corrections Corp. of America 9.875% 5/1/09 (f)	B2	110,000	113,575
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	100,000	97,500
8% 2/1/09	Ba1	395,000	389,075
8.5% 4/15/12 (f)	Ba1	340,000	339,150
iStar Financial, Inc. 8.75% 8/15/08	Ba1	270,000	275,400
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	210,000	213,675
KB Home 8.625% 12/15/08	Ba3	300,000	307,500
Lennar Corp.:
7.625% 3/1/09	Ba1	143,000	145,145
9.95% 5/1/10	Ba1	592,000	663,040
LNR Property Corp.:
9.375% 3/15/08	Ba3	215,000	221,450
10.5% 1/15/09	Ba3	675,000	715,500
Ryland Group, Inc.:
9.125% 6/15/11	Ba3	200,000	211,000
9.75% 9/1/10	Ba2	290,000	317,550
Schuler Homes, Inc. 10.5% 7/15/11	Ba2	130,000	139,750
Standard Pacific Corp. 9.25% 4/15/12	Ba3	225,000	227,813
Toll Corp. 8.25% 12/1/11	Ba2	330,000	331,650
WCI Communities, Inc. 10.625% 2/15/11	B1	1,148,000	1,228,360
			6,590,133
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Hotels - 3.2%
Capstar Hotel Co. 8.75% 8/15/07	B3	$ 40,000	$ 39,200
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	B1	750,000	774,375
Extended Stay America, Inc. 9.875% 6/15/11	B2	305,000	317,963
Felcor Suites LP 7.375% 10/1/04	Ba3	300,000	297,000
Hilton Hotels Corp. 7.625% 5/15/08	Ba1	290,000	290,000
HMH Properties, Inc. 7.875% 8/1/08	Ba3	480,000	471,600
Host Marriott LP 9.5% 1/15/07 (f)	Ba3	260,000	273,650
ITT Corp.:
6.75% 11/15/03	Ba1	10,000	10,025
6.75% 11/15/05	Ba1	360,000	356,400
7.375% 11/15/15	Ba1	240,000	224,400
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	200,000	196,500
MeriStar Hospitality Corp. 9% 1/15/08	B1	365,000	373,669
Prime Hospitality Corp. 8.375% 5/1/12 (f)	B1	270,000	274,725
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09 (f)	B2	550,000	530,750
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07 (f)	Ba1	320,000	321,200
			4,751,457
Leisure - 0.9%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	500,000	506,250
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	340,000	361,250
Hockey Co. 11.25% 4/15/09 (f)	B2	400,000	406,000
			1,273,500
Metals/Mining - 1.6%
Century Aluminum Co. 11.75% 4/15/08	Ba3	325,000	351,000
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	1,030,000	1,094,375
Phelps Dodge Corp.:
7.125% 11/1/27	Baa3	310,000	229,400
8.75% 6/1/11	Baa3	550,000	552,750
9.5% 6/1/31	Baa3	190,000	183,350
			2,410,875
Paper - 2.2%
Container Corp. of America 9.75% 4/1/03	B2	220,000	226,600
Graphic Packaging Corp. 8.625% 2/15/12 (f)	B2	90,000	94,050
Louisiana-Pacific Corp.:
8.5% 8/15/05	Ba1	790,000	821,600
10.875% 11/15/08	Ba2	80,000	86,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Paper - continued
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	$ 260,000	$ 263,900
Riverwood International Corp.:
10.25% 4/1/06	CCC+	565,000	584,775
10.625% 8/1/07	B3	330,000	345,675
Riverwood International Corp.: - continued
10.875% 4/1/08	Caa1	90,000	92,250
Stone Container Corp.:
9.25% 2/1/08	B2	250,000	266,875
9.75% 2/1/11	B2	360,000	388,800
Stone Container Finance Co. yankee 11.5% 8/15/06 (f)	B2	90,000	96,300
			3,267,625
Publishing/Printing - 0.3%
American Media Operations, Inc. 10.25% 5/1/09 (f)	B2	220,000	231,550
Yell Finance BV:
0% 8/1/11 (d)	B2	240,000	164,400
10.75% 8/1/11	B2	40,000	43,400
			439,350
Restaurants - 1.2%
Domino's, Inc. 10.375% 1/15/09	B3	560,000	604,800
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	250,000	238,750
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	225,000	234,000
8.875% 4/15/11	Ba1	615,000	659,588
			1,737,138
Services - 1.2%
Coinmach Corp. 9% 2/1/10 (f)	B2	410,000	418,200
IOS Capital, Inc. 9.75% 6/15/04	BBB-	690,000	696,900
Iron Mountain, Inc.:
8.625% 4/1/13	B2	315,000	326,813
8.75% 9/30/09	B2	350,000	363,125
			1,805,038
Shipping - 0.6%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	820,000	856,900
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Steels - 0.4%
AK Steel Corp.:
7.875% 2/15/09	B1	$ 140,000	$ 140,700
9.125% 12/15/06	B1	200,000	207,500
Steel Dynamics, Inc. 9.5% 3/15/09 (f)	B2	160,000	169,600
			517,800
Super Retail - 4.2%
Amazon.com, Inc. 0% 5/1/08 (d)	B3	270,000	243,000
AutoNation, Inc. 9% 8/1/08	Ba2	540,000	573,750
Dillard's, Inc.:
6.125% 11/1/03	Ba1	110,000	107,800
6.39% 8/1/03	Ba1	345,000	339,825
7.15% 9/1/02	Ba1	250,000	250,625
Gap, Inc.:
5.625% 5/1/03	Ba3	370,000	362,600
8.15% 12/15/05 (e)(f)	Ba3	420,000	411,600
J. Crew Group, Inc. 0% 10/15/08 (d)	Caa3	680,000	428,400
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	145,000	142,825
6.5% 6/15/02	Ba2	55,000	54,725
6.9% 8/15/26	Ba2	340,000	326,400
Michaels Stores, Inc. 9.25% 7/1/09	Ba2	530,000	567,100
Office Depot, Inc. 10% 7/15/08	Ba1	490,000	553,700
PETCO Animal Supplies, Inc. 10.75% 11/1/11 (f)	B3	270,000	291,600
Saks, Inc.:
7.25% 12/1/04	B1	40,000	39,800
7.5% 12/1/10	B1	350,000	329,875
8.25% 11/15/08	B1	560,000	554,400
9.875% 10/1/11	B1	572,000	602,030
			6,180,055
Technology - 4.4%
Amkor Technology, Inc.:
9.25% 5/1/06	B1	800,000	812,000
9.25% 2/15/08	B1	150,000	151,500
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	510,000	530,400
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	670,000	713,550
10.5% 2/1/09	B2	250,000	275,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - continued
Fisher Scientific International, Inc.:
8.125% 5/1/12 (f)	B3	$ 315,000	$ 316,181
9% 2/1/08	B3	300,000	311,250
9% 2/1/08	B3	360,000	374,400
Flextronics International Ltd.:
9.875% 7/1/10	Ba2	420,000	453,600
yankee 8.75% 10/15/07	Ba2	110,000	112,750
Ingram Micro, Inc. 9.875% 8/15/08	Ba2	280,000	295,400
Lucent Technologies, Inc.:
5.5% 11/15/08	B2	60,000	43,200
7.25% 7/15/06	B2	420,000	342,300
Solectron Corp. 9.625% 2/15/09	Ba1	270,000	272,700
Unisys Corp. 8.125% 6/1/06	Ba1	840,000	858,900
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	335,000	331,650
Xerox Corp. 9.75% 1/15/09 (f)	Ba1	340,000	316,200
			6,510,981
Telecommunications - 5.2%
Alamosa Delaware, Inc. 13.625% 8/15/11	Caa1	80,000	70,400
American Cellular Corp. 9.5% 10/15/09	B2	200,000	132,000
American Tower Corp. 9.375% 2/1/09	Caa1	480,000	340,800
Avaya, Inc. 11.125% 4/1/09	Ba2	350,000	329,000
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	345,000	172,500
Cincinnati Bell Telephone Co. 6.3% 12/1/28	Ba1	1,470,000	999,600
Crown Castle International Corp.:
9.375% 8/1/11	B3	1,230,000	1,051,650
10.75% 8/1/11	B3	160,000	147,200
Dobson Communications Corp. 10.875% 7/1/10	B3	180,000	166,500
Lucent Technologies, Inc. 6.5% 1/15/28	B2	265,000	165,625
Millicom International Cellular SA 13.5% 6/1/06	Caa1	240,000	126,000
Nextel Communications, Inc.:
9.375% 11/15/09	B1	160,000	111,200
9.5% 2/1/11	B1	315,000	214,200
Price Communications Wireless, Inc.:
9.125% 12/15/06	Baa2	870,000	902,625
11.75% 7/15/07	Baa3	190,000	201,875
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	60,000	57,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	$ 420,000	$ 403,200
Satelites Mexicanos SA de CV 6.34% 6/30/04 (f)(g)	B1	505,000	449,450
Tritel PCS, Inc. 10.375% 1/15/11	Baa3	255,000	280,500
Triton PCS, Inc.:
8.75% 11/15/11	B2	110,000	101,750
9.375% 2/1/11	B2	590,000	563,450
U.S. Unwired, Inc. 0% 11/1/09 (d)	B3	160,000	107,200
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	Baa2	220,000	184,250
10.375% 11/15/09	Baa2	136,000	147,900
WorldCom, Inc.:
7.75% 4/1/07	Baa2	200,000	91,000
8% 5/16/06	Baa2	200,000	98,000
			7,614,875
Textiles & Apparel - 1.6%
Levi Strauss & Co.:
6.8% 11/1/03	B2	670,000	656,600
7% 11/1/06	B2	200,000	186,000
Russell Corp. 9.25% 5/1/10 (f)	B1	390,000	401,700
The William Carter Co. 10.875% 8/15/11	B3	340,000	363,800
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	740,000	738,150
			2,346,250
TOTAL NONCONVERTIBLE BONDS			130,085,740
TOTAL CORPORATE BONDS (Cost $132,928,251)			134,718,240
Commercial Mortgage Securities - 0.4%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 5.0205% 9/15/03 (f)(g)	Ba2	100,000	97,583
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3146% 11/18/31 (f)(g)	Ba1	400,000	344,594
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)	BB+	100,000	71,750
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $487,172)			513,927
Common Stocks - 0.1%
	Shares	Value (Note 1)
Diversified Financial Services - 0.1%
Delta Financial Corp. (a)	6,800	$ 7,820
Delta Financial Corp. warrants 12/21/10 (a)	2,703	27
Delta Funding Residual Exchange Co. LLC Class A (membership interest) (a)	255	97,410
Delta Funding Residual Management, Inc. (a)	255	0
TOTAL COMMON STOCKS (Cost $194,930)		105,257
Nonconvertible Preferred Stocks - 0.7%

Banks and Thrifts - 0.0%
Associates First Capital Corp. (residual value obligation)	10,800	108
Cable TV - 0.5%
CSC Holdings, Inc.:
Series H, $11.75	1,970	187,150
Series M, $11.125	6,032	567,008
		754,158
Diversified Financial Services - 0.2%
American Annuity Group Capital Trust I $2.3125	13,435	341,786
Delta Financial Corp. Series A, $10.00	255	0
		341,786
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,135,406)		1,096,052
Floating Rate Loans - 1.6%
Moody's Ratings (unaudited) (b)		Principal Amount
Cable TV - 0.8%
Century Cable Holdings LLC Tranche B term loan 4.99% 6/30/09 (g)	-	$ 400,000	368,000
Charter Communication Operating LLC Tranche B term loan 4.69% 3/18/08 (g)	Ba3	350,000	333,375
PanAmSat Corp. Tranche B term loan 5.46% 12/31/08 (g)	Ba2	500,000	501,250
			1,202,625
Chemicals - 0.1%
Lyondell Chemical Co. sr. secured Tranche E term loan 6.2832% 5/17/06 (g)	Ba3	99,488	100,483
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Telecommunications - 0.7%
Nextel Finance Co.:
Tranche B term loan 5.3125% 6/30/08 (g)	Ba3	$ 600,000	$ 513,000
Tranche C term loan 5.5625% 12/31/08 (g)	Ba3	600,000	513,000
			1,026,000
TOTAL FLOATING RATE LOANS (Cost $2,420,368)			2,329,108
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 1.85% (c) (Cost $5,648,560)	5,648,560	5,648,560
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $142,814,687)		144,411,144
NET OTHER ASSETS - 1.4%		2,059,493
NET ASSETS - 100%		$ 146,470,637
Legend
(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc. For certain securities not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser.

(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,926,034 or 13.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	1.6%
Baa	5.0%	BBB	8.8%
Ba	40.4%	BB	37.4%
B	44.6%	B	42.1%
Caa	3.1%	CCC	4.1%
Ca, C	0.2%	CC, C	0.2%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.7% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $112,754,526 and $58,162,680, respectively.
Loans & Other Direct Debt Instruments
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $2,329,108 or 1.6% of net assets.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $142,435,410. Net unrealized appreciation aggregated $1,975,734, of which $3,626,113 related to appreciated investment securities and $1,650,379 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $7,267,000 of which $6,000, $199,000 and $7,062,000 will expire on October 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $142,814,687) - See accompanying schedule		$ 144,411,144
Receivable for investments sold		2,797,506
Receivable for fund shares sold		709,403
Interest receivable		3,108,732
Total assets		151,026,785
Liabilities
Payable to custodian bank	$ 38,644
Payable for investments purchased	3,988,140
Payable for fund shares redeemed	136,043
Distributions payable	253,250
Accrued management fee	65,610
Distribution fees payable	51,321
Other payables and accrued expenses	23,140
Total liabilities		4,556,148
Net Assets		$ 146,470,637
Net Assets consist of:
Paid in capital		$ 155,363,952
Undistributed net investment income		423,843
Accumulated undistributed net realized gain (loss) on investments		(10,913,612)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,596,454
Net Assets		$ 146,470,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,142,501 ÷ 4,154,276 shares)	$ 8.70
Maximum offering price per share (100/95.25 of $8.70)	$ 9.13
Class T: Net Asset Value and redemption price per share ($33,372,603 ÷ 3,838,425 shares)	$ 8.69
Maximum offering price per share (100/96.50 of $8.69)	$ 9.01
Class B: Net Asset Value and offering price per share ($31,540,322 ÷ 3,629,443 shares) A	$ 8.69
Class C: Net Asset Value and offering price per share ($21,838,521 ÷ 2,512,826 shares) A	$ 8.69
Institutional Class: Net Asset Value, offering price and redemption price per share ($23,576,690 ÷ 2,708,134 shares)	$ 8.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 90,819
Interest		5,324,870
Total income		5,415,689
Expenses
Management fee	$ 354,041
Transfer agent fees	108,086
Distribution fees	266,656
Accounting fees and expenses	32,243
Non-interested trustees' compensation	186
Custodian fees and expenses	9,644
Registration fees	32,997
Audit	11,754
Legal	880
Miscellaneous	9,680
Total expenses before reductions	826,167
Expense reductions	(40,115)	786,052
Net investment income (loss)		4,629,637
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment securities		(3,773,896)
Change in net unrealized appreciation (depreciation) on investment securities		2,673,475
Net gain (loss)		(1,100,421)
Net increase (decrease) in net assets resulting from operations		$ 3,529,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,629,637	$ 5,502,050
Net realized gain (loss)	(3,773,896)	(7,150,514)
Change in net unrealized appreciation (depreciation)	2,673,475	2,492,540
Net increase (decrease) in net assets resulting from operations	3,529,216	844,076
Distributions to shareholders from net investment income	(4,575,343)	(5,386,004)
Share transactions - net increase (decrease)	57,364,371	50,936,164
Total increase (decrease) in net assets	56,318,244	46,394,236
Net Assets
Beginning of period	90,152,393	43,758,157
End of period (including undistributed net investment income of $423,843 and undistributed net investment income of $369,549, respectively)	$ 146,470,637	$ 90,152,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April, 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.750	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.343 H	.760	.895	.116
Net realized and unrealized gain (loss)	(.053) H	(.602)	(.640)	(.091)
Total from investment operations	.290	.158	.255	.025
Distributions from net investment income	(.340)	(.758)	(.825)	(.105)
Net asset value, end of period	$ 8.700	$ 8.750	$ 9.350	$ 9.920
Total Return B,C,D	3.40%	1.83%	2.40%	.25%
Ratios to Average Net Assets F
Expenses before expense reductions	1.02% A	1.14%	1.70%	11.82% A
Expenses net of voluntary waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	.99% A	.99%	.98%	1.00% A
Net investment income (loss)	7.90% A,H	8.50%	9.17%	7.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,143	$ 28,046	$ 13,295	$ 739
Portfolio turnover rate	103% A	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period September 7, 1999 (commencement of operations) to October 31, 1999. H Effective November 30, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.017 and decrease net realized and unrealized gain (loss) per share by $.017. Without this change to the ratio of net investment income (loss) to average net assets would have been 7.50%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.740	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.337 H	.753	.898	.112
Net realized and unrealized gain (loss)	(.047) H	(.613)	(.656)	(.089)
Total from investment operations	.290	.140	.242	.023
Distributions from net investment income	(.340)	(.750)	(.812)	(.103)
Net asset value, end of period	$ 8.690	$ 8.740	$ 9.350	$ 9.920
Total Return B,C,D	3.35%	1.63%	2.27%	.23%
Ratios to Average Net Assets F
Expenses before expense reductions	1.24% A	1.39%	1.83%	11.91% A
Expenses net of voluntary waivers, if any	1.10% A	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.10% A	1.09%	1.08%	1.10% A
Net investment income (loss)	7.80% A,H	8.40%	9.07%	7.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,373	$ 16,814	$ 8,936	$ 2,422
Portfolio turnover rate	103% A	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period September 7, 1999 (commencement of operations) to October 31, 1999. H Effective November 30, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.021 and decrease net realized and unrealized gain (loss) per share by $.021. Without this change to the ratio of net investment income (loss) to average net assets would have been 7.31%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.740	$ 9.340	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.309 H	.692	.830	.102
Net realized and unrealized gain (loss)	(.049) H	(.601)	(.663)	(.083)
Total from investment operations	.260	.091	.167	.019
Distributions from net investment income	(.310)	(.691)	(.747)	(.099)
Net asset value, end of period	$ 8.690	$ 8.740	$ 9.340	$ 9.920
Total Return B,C,D	3.02%	1.08%	1.50%	.19%
Ratios to Average Net Assets F
Expenses before expense reductions	1.83% A	1.94%	2.47%	12.54% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.73%	1.75% A
Net investment income (loss)	7.15% A,H	7.74%	8.42%	7.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,540	$ 19,694	$ 10,054	$ 2,089
Portfolio turnover rate	103% A	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period September 7, 1999 (commencement of operations) to October 31, 1999. H Effective November 30, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.019 and decrease net realized and unrealized gain (loss) per share by $.019. Without this change to the ratio of net investment income (loss) to average net assets would have been 6.71%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.740	$ 9.350	$ 9.910	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.305 H	.684	.819	.101
Net realized and unrealized gain (loss)	(.045) H	(.612)	(.643)	(.093)
Total from investment operations	.260	.072	.176	.008
Distributions from net investment income	(.310)	(.682)	(.736)	(.098)
Net asset value, end of period	$ 8.690	$ 8.740	$ 9.350	$ 9.910
Total ReturnB, C, D	2.96%	.86%	1.60%	.08%
Ratios to Average Net Assets F
Expenses before expense reductions	1.91% A	2.03%	2.60%	12.67% A
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.85%	1.85% A
Expenses net of all reductions	1.84% A	1.84%	1.83%	1.85% A
Net investment income (loss)	7.05% A,H	7.65%	8.32%	7.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,839	$ 14,218	$ 6,563	$ 1,854
Portfolio turnover rate	103% A	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period September 7, 1999 (commencement of operations) to October 31, 1999. H Effective November 30, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.019 and decrease net realized and unrealized gain (loss) per share by $.019. Without this change to the ratio of net investment income (loss) to average net assets would have been 6.62%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.750	$ 9.350	$ 9.920	$ 10.000
Income from Investment Operations
Net investment income (loss) D	.349 G	.772	.910	.118
Net realized and unrealized gain (loss)	(.049)	(.599)	(.638)	(.091)
Total from investment operations	.300	.173	.272	.027
Distributions from net investment income	(.350)	(.773)	(.842)	(.107)
Net asset value, end of period	$ 8.700	$ 8.750	$ 9.350	$ 9.920
Total Return B,C	3.59%	2.00%	2.57%	.28%
Ratios to Average Net Assets E
Expenses before expense reductions	.94% A	1.04%	1.62%	11.66% A
Expenses net of voluntary waivers, if any	.85% A	.85%	.85%	.85% A
Expenses net of all reductions	.84% A	.84%	.83%	.85% A
Net investment income (loss)	8.06% A,G	8.65%	9.32%	8.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,577	$ 11,381	$ 4,910	$ 719
Portfolio turnover rate	103% A	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the period September 7, 1999 (commencement of operations) to October 31, 1999. G Effective November 30, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.019 and decrease net realized and unrealized gain (loss) per share by $.019. Without this change to the ratio of net investment income (loss) to average net assets would have been 7.63%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are not readily available are valued at their most recent bid price in the principal market (sales price if the principal market is an exchange) in which such securities are normally traded, as determined by recognized dealers in such securities or by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. Equity securities for which market quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $228,695 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on November 1, 2001.

The effect of this change during the period, was to increase net investment income by $264,913, decrease net unrealized appreciation/depreciation by $159,382, and decrease net realized gain (loss) by $105,531. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 24,645	$ 213
Class T	0%	.25%	31,149	177
Class B	.65%	.25%	117,913	85,358
Class C	.75%	.25%	92,949	40,690
			$ 266,656	$ 126,438

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 21,301	$ 6,001
Class T	27,205	7,563
Class B	36,679	36,679 *
Class C	9,532	9,532 *
	$ 94,717	$ 59,775

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 20,272	.12 *
Class T	30,530	.25 *
Class B	23,355	.18 *
Class C	14,723	.16 *
Institutional Class	19,206	.19 *
	$ 108,086

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $60,890 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.00%	$ 1,690
Class T	1.10%	15,931
Class B	1.75%	8,596
Class C	1.85%	3,944
Institutional Class	0.85%	8,032
		$ 38,193

Certain security trades were directed to brokers who paid $102 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,820.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2002	Year ended October 31, 2000
From net investment income
Class A	$ 1,275,389	$ 1,749,285
Class T	944,655	1,137,979
Class B	918,302	1,058,754
Class C	641,632	810,648
Institutional Class	795,365	629,338
Total	$ 4,575,343	$ 5,386,004

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30,	Years ended October 31,	Six months ended April 30,	Years ended October 31,
	2002	2001	2002	2001
Class A Shares sold	1,464,402	2,533,687	$ 12,842,671	$ 22,914,434
Reinvestment of distributions	121,119	155,485	1,060,375	1,389,344
Shares redeemed	(637,403)	(904,430)	(5,577,166)	(8,058,764)
Net increase (decrease)	948,118	1,784,742	$ 8,325,880	$ 16,245,014
Class T Shares sold	2,310,453	2,309,933	$ 20,217,056	$ 20,669,949
Reinvestment of distributions	77,515	84,867	677,567	760,166
Shares redeemed	(472,855)	(1,427,546)	(4,147,946)	(12,897,913)
Net increase (decrease)	1,915,113	967,254	$ 16,746,677	$ 8,532,202
Class B Shares sold	1,823,330	1,784,230	$ 15,989,020	$ 15,988,787
Reinvestment of distributions	56,652	61,369	495,211	547,782
Shares redeemed	(504,480)	(667,689)	(4,413,813)	(5,915,821)
Net increase (decrease)	1,375,502	1,177,910	$ 12,070,418	$ 10,620,748
Class C Shares sold	1,665,880	1,714,911	$ 14,612,295	$ 15,494,456
Reinvestment of distributions	38,008	53,198	332,408	475,896
Shares redeemed	(817,948)	(843,363)	(7,185,454)	(7,607,184)
Net increase (decrease)	885,940	924,746	$ 7,759,249	$ 8,363,168
Institutional Class Shares sold	1,595,658	1,389,028	$ 14,115,132	$ 12,506,494
Reinvestment of distributions	67,577	67,331	592,097	600,152
Shares redeemed	(255,482)	(680,841)	(2,245,082)	(5,931,614)
Net increase (decrease)	1,407,753	775,518	$ 12,462,147	$ 7,175,032

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AHII-SANN-0602 156998
1.741815.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Yield

Fund* - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

*Effective on or about July 1, 2002, the fund's name will be changed to Fidelity Advisor High Income Advantage Fund.

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor High Yield Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee.

Semiannual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv High Yield - CL A	3.68%	-4.43%	7.70%	89.42%
Fidelity Adv High Yield - CL A (incl. 4.75% sales charge)	-1.24%	-8.97%	2.58%	80.42%
ML High Yield Master II	6.16%	3.49%	19.86%	106.11%
High Current Yield Funds Average	5.13%	1.06%	8.46%	78.07%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 392 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL A	-4.43%	1.49%	6.60%
Fidelity Adv High Yield - CL A (incl. 4.75% sales charge)	-8.97%	0.51%	6.08%
ML High Yield Master II	3.49%	3.69%	7.50%
High Current Yield Funds Average	1.06%	1.48%	5.84%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor High Yield Fund - Class A on April 30, 1992, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $18,042 - an 80.42% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,611 - a 106.11% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	4.54%	7.61%	7.65%	10.58%	7.65%	9.54%
Capital returns	-0.86%	-15.25%	-13.31%	1.40%	-12.20%	5.64%
Total returns	3.68%	-7.64%	-5.66%	11.98%	-4.55%	15.18%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.10¢	36.85¢	74.07¢
Annualized dividend rate	7.65%	9.10%	8.74%
30-day annualized yield	8.92%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.12 over the past one month, $8.17 over the past six months and $8.48 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Semiannual Report

Fidelity Advisor High Yield Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL T	3.76%	-4.49%	7.35%	89.12%
Fidelity Adv High Yield - CL T (incl. 3.50% sales charge)	0.13%	-7.83%	3.59%	82.50%
ML High Yield Master II	6.16%	3.49%	19.86%	106.11%
High Current Yield Funds Average	5.13%	1.06%	8.46%	78.07%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 392 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor High Yield Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL T	-4.49%	1.43%	6.58%
Fidelity Adv High Yield - CL T (incl. 3.50% sales charge)	-7.83%	0.71%	6.20%
ML High Yield Master II	3.49%	3.69%	7.50%
High Current Yield Funds Average	1.06%	1.48%	5.84%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class T on April 30, 1992, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2002, the value of the investment would have grown to $18,250 - an 82.50% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,611 - a 106.11% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Yield Fund - Class T
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	4.50%	7.51%	7.56%	10.43%	7.57%	9.57%
Capital returns	-0.74%	-15.32%	-13.29%	1.40%	-12.11%	5.64%
Total returns	3.76%	-7.81%	-5.73%	11.83%	-4.54%	15.21%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.05¢	36.54¢	73.40¢
Annualized dividend rate	7.55%	9.00%	8.64%
30-day annualized yield	8.94%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.13 over the past one month, $8.19 over the past six months and $8.50 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Semiannual Report

Fidelity Advisor High Yield Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and past 10 year total return figures are 5%, 5%, 2%, and 0%, respectively.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL B	3.31%	-5.15%	3.85%	78.72%
Fidelity Adv High Yield - CL B (incl. contingent deferred sales charge)	-1.65%	-9.53%	2.51%	78.72%
ML High Yield Master II	6.16%	3.49%	19.86%	106.11%
High Current Yield Funds Average	5.13%	1.06%	8.46%	78.07%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 392 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor High Yield Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL B	-5.15%	0.76%	5.98%
Fidelity Adv High Yield - CL B (incl. contingent deferred sales charge)	-9.53%	0.50%	5.98%
ML High Yield Master II	3.49%	3.69%	7.50%
High Current Yield Funds Average	1.06%	1.48%	5.84%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class B on April 30, 1992. As the chart shows, by April 30, 2002, the value of the investment would have grown to $17,872 - a 78.72% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,611 - a 106.11% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Yield Fund - Class B
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	4.17%	6.94%	6.96%	9.79%	6.98%	8.85%
Capital returns	-0.86%	-15.19%	-13.35%	1.31%	-12.08%	5.49%
Total returns	3.31%	-8.25%	-6.39%	11.10%	-5.10%	14.34%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.59¢	33.77¢	67.68¢
Annualized dividend rate	6.90%	8.36%	8.00%
30-day annualized yield	8.60%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.09 over the past one month, $8.15 over the past six months, and $8.46 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Semiannual Report

Fidelity Advisor High Yield Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between January 1, 1996 and November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and past 10 year total return figures are 1%, 1%, 0%, and 0%, respectively.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL C	3.39%	-5.21%	3.37%	77.88%
Fidelity Adv High Yield - CL C (incl. contingent deferred sales charge)	2.40%	-6.08%	3.37%	77.88%
ML High Yield Master II	6.16%	3.49%	19.86%	106.11%
High Current Yield Funds Average	5.13%	1.06%	8.46%	78.07%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 392 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor High Yield Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL C	-5.21%	0.66%	5.93%
Fidelity Adv High Yield - CL C (incl. contingent deferred sales charge)	-6.08%	0.66%	5.93%
ML High Yield Master II	3.49%	3.69%	7.50%
High Current Yield Funds Average	1.06%	1.48%	5.84%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class C on April 30, 1992. As the chart shows, by April 30, 2002, the value of the investment would have grown to $17,788 - a 77.88% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,611 - a 106.11% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Yield Fund - Class C
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,			November 3, 1997 (commencement of sale of Class C shares) to October 31,
	2002	2001	2000	1999	1998
Dividend returns	4.13%	6.85%	6.87%	9.69%	6.74%
Capital returns	-0.74%	-15.26%	-13.32%	1.31%	-12.47%
Total returns	3.39%	-8.41%	-6.45%	11.00%	-5.73%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.54¢	33.48¢	67.09¢
Annualized dividend rate	6.81%	8.27%	7.92%
30-day annualized yield	8.51%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.11 over the past one month, $8.17 over the past six months and $8.48 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Reflecting renewed optimism in the high-yield market, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield bond performance - gained 6.16% during the six-month period ending April 30, 2002. Investor demand for higher yields and their willingness to assume more risk drove positive flows into high-yield mutual funds during the period. In addition, growing positive sentiment about a potential economic recovery contributed to a narrowing in the yield spread between high-yield bonds and Treasury bonds. The index's relatively strong performance was driven by a broad group of industries. Some of the larger sectors in the index that posted positive returns were gaming (12.60%), energy (7.27%) and health care (5.92%). The two largest sectors, cable TV (-2.89%) and telecommunications (-8.67%) were notable underperformers. In the cable sector, Adelphia Communications - the second-largest issuer of high-yield bonds - disclosed significant off-balance-sheet liabilities. In the telecommunications sector, prices declined on investors' concerns regarding the Global Crossing and McLeod bankruptcies, negative earnings announcements from Level 3 Communications, and a growing number of telecom fallen angels that appeared poised to enter the market. Investors were willing to seek opportunities in issues paying interest on a deferred basis and issues in the lower credit quality tiers, leaving prices in these market segments higher.

(Portfolio Manager photograph)
An interview with Thomas Soviero, Portfolio Manager of Fidelity Advisor High Yield Fund

Q. Tom, how did the fund perform?

A. For the six months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 3.68%, 3.76%, 3.31% and 3.39%, respectively. During the same period, the Merrill Lynch High Yield Master II Index returned 6.16%, while the high current yield funds average tracked by Lipper Inc. returned 5.13%. For the 12-month period ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned -4.43%, -4.49%, -5.15% and -5.21%, respectively. The benchmark returned 3.49%, while the Lipper average returned 1.06%.

Q. Why did the fund trail its benchmarks during the past six months?

A. Unfortunately, it was a tough period for the fund given my overweighting of weak-performing telecommunications issues and exposure to Rite Aid, a food and drug retailing company. Negative company news dogged the telecom sector, leaving it under pressure for most of the period. In particular, our position in AT&T Canada disappointed. I expected the company to benefit from Canada's telecommunications deregulation, but subsequently sold the position when I recognized the process was moving slower than I had estimated. Broadwing, formerly Cincinnati Bell, stumbled in its emerging telecom businesses and investors discounted the entire company's cash-generating abilities. However, I continued to hold the position on the strength of its long-term prospects. Rite Aid reported lower-than-expected operating earnings, but I maintained exposure to the company for many of the reasons I cited in the report to shareholders six months ago: its favorable demographics, revenue growth, national status and strong management team.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which investments performed well during the period, and why?

A. The fund's positive performers included Owens-Illinois. The company's securities rose on positive supply-and-demand fundamentals in the glass industry. AMC Entertainment benefited from its leadership position in the consolidated movie theater industry. Holdings in the health care sector also helped performance. Quest Diagnostics, a national chain of clinical laboratories that provides medical testing services, performed well, as did DaVita, a company that runs nationwide kidney dialysis centers.

Q. How did the fund's positioning change?

A. Based on my risk/return assessment of the high-yield market, I chose to reduce the fund's exposure to issues paying deferred interest. Also, when presented with the choice, I invested in a company's more senior-level securities, rather than its junior issues, such as preferred stock. It's interesting to note that while the telecom weighting in the fund did not change dramatically, the characteristics of these holdings have changed toward more senior securities and less-volatile cash-pay securities.

Q. Tom, effective July 1, 2002, the fund will change its name to Fidelity Advisor High Income Advantage Fund. Will the fund's name change affect how it is managed?

A. The name change will not affect how the fund is managed. The fund is changing its name in response to the Securities and Exchange Commission's "name test rule." All funds must comply with this rule by July 31, 2002. The fund has a policy to invest at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. We did not want to change the way the fund is run today, but if the fund kept "high yield" in its name, we would have to adopt a policy to invest at least 80% of the fund's assets in lower-quality debt securities under the SEC rule. Instead, the fund is changing its name and modifying this policy by replacing "at least 65% of total assets" with "primarily." At the same time, we're changing another of the fund's prospectus policies. Currently, we limit the fund's investment in common stock to no more than 35% of its assets. Going forward, we will limit common stock to no more than 20% of assets. I don't expect shareholders to notice a difference in how the fund is run, as I've typically had under 20% of assets in common stock.

Q. What's your outlook?

A. The fund has struggled, but I am optimistic. We have witnessed some panic selling that has created inefficiencies, and I continue to see value in the market. With yields-to-maturity of 11%-12%, the high-yield asset class is very appealing. Default rates should peak this year and, historically, that has been an opportune time to buy. The economy has improved since September 11, which is a positive for leveraged companies. A limiting factor could be the inability of leveraged companies to get financing from a more conservative banking community.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a combination of a high level of income and potential for capital gains

Start date: January 5, 1987

Size: as of April 30, 2002, more than $2.6 billion

Manager: Thomas Soviero, since 2000; joined Fidelity in 1989

3

Thomas Soviero on the telecommunications sector:

"The telecommunications sector of the high-yield market has undergone an incredible transformation over the past six years. As of December 1996, telecom represented 6.9% of the market. This was the same year the U.S. government deregulated telecommunications. By June 2000, the sector accounted for 20.7% of the high-yield market, as communication companies of all types came to the high-yield market. Some were looking to finance businesses with positive earnings, while others were seeking venture-capital-like financing. By March 2002, however, telecom had fallen to 8.3% of the market. While the fund has maintained its overweighting in telecom companies relative to its benchmark, the fund's allocation did undergo a transformation. I've concentrated the fund's telecom holdings in relatively few wireless and wire line companies. Also, the fund's position in wireless company Nextel shifted from mostly preferred stock to predominantly bonds. The fund owns the bank debt - the most senior debt security - of two wire line companies, McLeod and Level 3. While asset valuations in the sector have depreciated faster than I estimated, I do not believe this is the time to take money off the table. Instead, I've focused on more mature companies with streamlined business plans and have purchased more senior-level securities in these companies' capital structure."

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Owens-Illinois, Inc.	6.6	4.8
Rite Aid Corp.	6.5	7.0
CSC Holdings, Inc.	3.9	3.6
AMC Entertainment, Inc.	3.3	2.8
Total Renal Care Holdings	2.6	2.3
	22.9
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	19.7	21.9
Cable TV	14.3	9.0
Healthcare	9.6	10.4
Food and Drug Retail	9.1	9.9
Containers	6.9	5.2
Quality Diversification as of April 30, 2002
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.3	0.0
Baa	10.9	8.9
Ba	10.9	10.9
B	34.2	33.5
Caa, Ca, C	20.3	18.6
D	0.2	0.0
Not Rated	4.9	3.9

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2002 and October 31, 2001 account for 4.9% and 3.9% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Nonconvertible Bonds 71.9%		Nonconvertible Bonds 67.1%
	Convertible Bonds, Preferred Stocks 10.7%		Convertible Bonds, Preferred Stocks 14.4%
	Common Stocks 8.8%		Common Stocks 9.9%
	Other Investments 5.1%		Other Investments 3.6%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	8.7%	** Foreign investments	7.5%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 76.5%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 4.6%
Aerospace - 0.0%
Hexcel Corp. 7% 8/1/03	Caa2	$ 1,215	$ 775
Cable TV - 0.3%
Adelphia Communications Corp. 3.25% 5/1/21	B3	2,090	1,668
Telewest Finance Jersey Ltd. 6% 7/7/05 (f)	Caa3	11,375	6,427
			8,095
Food and Drug Retail - 0.3%
Rite Aid Corp. 4.75% 12/1/06 (f)	Caa3	10,250	7,988
Healthcare - 2.9%
HealthSouth Corp. 3.25% 4/1/03	Ba2	5,580	5,454
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	2,000	2,178
Total Renal Care Holdings:
7% 5/15/09 (f)	B2	21,760	21,896
7% 5/15/09	B2	46,350	46,640
			76,168
Technology - 0.5%
Affymetrix, Inc. 4.75% 2/15/07	-	4,510	3,569
Solectron Corp. liquid yield option note 0% 5/8/20	Ba1	6,940	4,021
Xerox Corp. 0.57% 4/21/18	Ba2	8,990	5,124
			12,714
Telecommunications - 0.6%
American Tower Corp.:
5% 2/15/10	Caa1	6,900	3,899
6.25% 10/15/09	Caa1	6,900	4,416
Exodus Communications, Inc. 5.25% 2/15/08(j)	CCC+	5,830	7
Level 3 Communications, Inc. 6% 9/15/09	Ca	4,920	1,378
Nextel Communications, Inc. 5.25% 1/15/10	B1	7,100	3,825
SpectraSite Holdings, Inc. 6.75% 11/15/10	Caa3	2,690	1,076
			14,601
TOTAL CONVERTIBLE BONDS			120,341
Nonconvertible Bonds - 71.9%
Aerospace - 0.6%
BE Aerospace, Inc. 8.875% 5/1/11	B3	480	456
Hexcel Corp. 9.75% 1/15/09	Caa1	5,590	4,584
L-3 Communications Corp. 8% 8/1/08	Ba3	10,600	10,918
			15,958
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - 0.4%
American Airlines pass thru trust certificate 7.8% 4/1/08 (f)	A	$ 8,000	$ 8,020
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3	337	318
6.9% 1/2/18	Baa1	2,286	2,238
7.256% 9/15/21	Baa1	761	753
			11,329
Automotive - 1.1%
Hayes Lemmerz International, Inc. 11.875% 6/15/06 (f)(j)	D	5,880	3,998
Meritor Automotive, Inc. 6.8% 2/15/09	Baa3	12,270	11,411
Navistar International Corp. 9.375% 6/1/06	Ba1	6,270	6,646
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	2,340	2,434
United Auto Group, Inc. 9.625% 3/15/12 (f)	B3	3,010	3,123
			27,612
Broadcasting - 1.6%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	13,932	14,141
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08	B3	12,980	14,408
Nextmedia Operating, Inc. 10.75% 7/1/11 (f)	B3	6,780	7,322
Radio One, Inc. 8.875% 7/1/11	B3	3,885	4,079
XM Satellite Radio, Inc. 14% 3/15/10	Caa1	3,435	2,508
			42,458
Building Materials - 0.5%
American Standard, Inc.:
7.125% 2/15/03	Ba2	410	416
7.375% 2/1/08	Ba2	3,290	3,356
7.625% 2/15/10	Ba2	530	543
Associated Materials, Inc. 9.75% 4/15/12 (f)	B3	345	355
Omega Cabinets Ltd. 10.5% 6/15/07	B3	7,385	7,828
			12,498
Cable TV - 8.7%
Adelphia Communications Corp.:
10.25% 11/1/06	B2	4,180	3,511
10.25% 6/15/11	B2	15,325	12,720
10.875% 10/1/10	B2	2,485	2,112
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Century Communications Corp.:
0% 1/15/08	B2	$ 4,610	$ 2,190
8.375% 12/15/07	B2	3,125	2,625
8.75% 10/1/07	B2	2,355	2,049
8.875% 1/15/07	B2	4,230	3,722
9.5% 3/1/05	B2	480	437
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	1,840	1,638
9.625% 11/15/09	B2	7,020	6,529
9.625% 11/15/09 (f)	B2	1,390	1,279
10% 4/1/09	B2	3,480	3,306
10% 5/15/11	B2	7,020	6,529
Classic Cable, Inc. 10.5% 3/1/10 (j)	B-	6,240	1,186
CSC Holdings, Inc. 7.625% 4/1/11	Ba2	9,660	9,032
Echostar Broadband Corp. 10.375% 10/1/07	B1	29,640	31,418
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	13,820	14,235
9.375% 2/1/09	B1	30,895	32,131
Ono Finance PLC 14% 2/15/11	Caa1	2,440	1,098
Pegasus Communications Corp. 12.5% 8/1/07	B3	12,450	7,470
Pegasus Satellite Communications, Inc. 0% 3/1/07 (c)	Caa1	9,225	3,229
Telewest Communications PLC:
9.875% 2/1/10	Caa3	33,065	18,516
11.25% 11/1/08	Caa3	13,410	7,577
Telewest PLC yankee:
9.625% 10/1/06	Caa3	41,205	23,075
11% 10/1/07	Caa3	54,548	30,001
			227,615
Capital Goods - 0.3%
International Knife & Saw, Inc. 11.375% 11/15/06 (j)	Ca	2,155	22
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	870	942
Terex Corp. 9.25% 7/15/11	B2	5,450	5,695
			6,659
Chemicals - 2.3%
Ferro Corp. 9.125% 1/1/09	Baa3	13,090	13,810
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	5,305	4,350
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - continued
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	$ 1,540	$ 1,602
Lyondell Chemical Co. 9.625% 5/1/07	Ba3	6,160	6,098
Methanex Corp. yankee 7.75% 8/15/05	Ba1	5,940	5,851
Millennium America, Inc. 9.25% 6/15/08	Ba1	3,290	3,389
Noveon, Inc. 11% 2/28/11	B3	3,625	3,843
Sterling Chemicals, Inc. 12.375% 7/15/06 (j)	-	25,530	21,956
			60,899
Consumer Products - 2.5%
Armkel Finance, Inc. 9.5% 8/15/09	B2	1,920	2,045
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	270	277
10% 11/1/08 (f)	Ba3	4,600	5,394
Quaker State Corp. 6.625% 10/15/05	Ba2	280	288
Revlon Consumer Products Corp. 12% 12/1/05 (f)	Caa1	23,630	23,748
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (h)	-	17,037	11,926
Sealy Mattress Co.:
0% 12/15/07 (c)	B3	6,930	6,791
9.875% 12/15/07	B2	15,040	15,642
			66,111
Containers - 5.8%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2	2,205	2,161
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	51,845	49,512
7.35% 5/15/08	B3	13,000	11,895
7.5% 5/15/10	B3	17,960	16,254
7.8% 5/15/18	B3	12,850	10,794
7.85% 5/15/04	B3	30,825	30,209
8.1% 5/15/07	B3	25,792	24,889
Sweetheart Cup, Inc. 10.5% 9/1/03	Caa2	2,525	2,386
U.S. Can Corp. 12.375% 10/1/10	Caa1	4,180	3,344
			151,444
Diversified Financial Services - 1.5%
Finova Group, Inc. 7.5% 11/15/09	-	45,450	16,135
GS Escrow Corp. 7.125% 8/1/05	Ba1	9,700	9,759
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 9.125% 1/15/11 (f)	B1	$ 5,560	$ 5,699
Outsourcing Solutions, Inc. 11% 11/1/06	Caa1	12,510	7,506
			39,099
Diversified Media - 1.0%
Fox Family Worldwide, Inc. 10.25% 11/1/07 (d)	Baa1	16,560	17,761
Liberty Media Corp. 7.875% 7/15/09	Baa3	4,000	4,040
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	3,370	3,336
			25,137
Electric Utilities - 1.9%
AES Corp.:
8.75% 6/15/08	Ba1	4,130	3,428
8.875% 2/15/11	Ba1	16,920	13,536
9.375% 9/15/10	Ba1	23,200	19,140
9.5% 6/1/09	Ba1	13,010	10,993
Pacific Gas & Electric Co. 5.875% 10/1/05	B3	2,085	2,179
			49,276
Energy - 1.1%
Lomak Petroleum, Inc. 8.75% 1/15/07	B3	1,850	1,850
Lone Star Technologies, Inc. 9% 6/1/11	B2	2,260	2,147
Stone Energy Corp. 8.25% 12/15/11	B2	4,220	4,368
Swift Energy Co.:
9.375% 5/1/12	B3	1,980	2,020
10.25% 8/1/09	B3	4,000	4,130
Tesoro Petroleum Corp. 9.625% 4/1/12 (f)	B1	6,220	6,344
Vintage Petroleum, Inc.:
7.875% 5/15/11	B1	500	470
9% 12/15/05	B1	500	508
Western Oil Sands, Inc. 8.375% 5/1/12 (f)	Ba2	7,930	8,178
			30,015
Entertainment/Film - 3.8%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	34,499	34,671
9.5% 2/1/11	Caa3	31,405	31,562
9.875% 2/1/12 (f)	Caa3	10,090	10,241
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	5,930	5,634
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
Cinemark USA, Inc.: - continued
9.625% 8/1/08	Caa2	$ 2,125	$ 2,125
9.625% 8/1/08	Caa2	3,400	3,400
IMAX Corp. 7.875% 12/1/05	Caa2	13,140	9,921
Livent, Inc. 9.375% 10/15/04 (j)	-	11,100	1,665
			99,219
Food and Drug Retail - 6.0%
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	11,000	10,368
6% 12/15/05 (f)	Caa3	52,990	39,743
6.125% 12/15/08 (f)	Caa3	8,975	5,385
6.875% 8/15/13	Caa3	11,300	7,119
7.125% 1/15/07	Caa3	54,120	40,590
7.625% 4/15/05	Caa3	4,940	4,026
7.7% 2/15/27	Caa3	2,180	1,330
11.25% 7/1/08	Caa3	7,660	6,205
12.5% 9/15/06	B-	47,775	42,998
			157,764
Food/Bev/Tobacco - 0.2%
Dean Foods Co.:
6.625% 5/15/09	B1	3,000	2,805
8.15% 8/1/07	B1	770	789
Smithfield Foods, Inc. 8% 10/15/09	Ba2	2,670	2,710
			6,304
Gaming - 2.3%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09 (f)	B2	4,270	4,516
Mandalay Resort Group 9.375% 2/15/10 (f)	Ba3	10,370	11,200
MGM Mirage, Inc.:
8.5% 9/15/10	Ba1	7,580	8,063
9.75% 6/1/07	Ba2	8,010	8,831
Mirage Resorts, Inc.:
6.625% 2/1/05	Ba1	730	728
7.25% 10/15/06	Ba1	4,175	4,211
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	7,030	7,109
Station Casinos, Inc. 8.375% 2/15/08	B1	8,550	8,828
Wheeling Island Gaming, Inc. 10.125% 12/15/09 (f)	B3	7,160	7,446
			60,932
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Healthcare - 3.9%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	$ 3,370	$ 3,480
ALARIS Medical Systems, Inc. 9.75% 12/1/06	Caa1	5,360	5,199
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	2,990	3,162
Concentra Operating Corp. 13% 8/15/09	B3	7,725	8,729
Genesis Health Ventures, Inc. 7.0375% 4/2/07 (g)	-	10,377	10,274
IASIS Healthcare Corp. 13% 10/15/09	B3	20,345	20,854
Quest Diagnostics, Inc. 7.5% 7/12/11	Ba1	3,490	3,644
ResCare, Inc. 10.625% 11/15/08 (f)	B2	3,440	3,182
Rotech Healthcare, Inc. 9.5% 4/1/12 (f)	B2	2,270	2,384
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	14,140	14,706
Triad Hospitals, Inc. 8.75% 5/1/09	B1	9,900	10,556
Unilab Corp. 12.75% 10/1/09	B3	7,100	8,520
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	6,930	7,328
			102,018
Homebuilding/Real Estate - 0.5%
Champion Home Builders Co. 11.25% 4/15/07 (f)	B2	6,080	6,141
Corrections Corp. of America 9.875% 5/1/09 (f)	B2	1,860	1,920
WCI Communities, Inc. 9.125% 5/1/12 (f)	B1	5,490	5,517
			13,578
Hotels - 1.1%
Hilton Hotels Corp. 7.625% 5/15/08	Ba1	12,040	12,040
ITT Corp.:
6.75% 11/15/05	Ba1	4,465	4,420
7.375% 11/15/15	Ba1	6,469	6,049
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12 (f)	Ba1	6,960	6,977
			29,486
Leisure - 0.3%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,960	5,270
Hockey Co. 11.25% 4/15/09 (f)	B2	3,475	3,527
			8,797
Metals/Mining - 3.2%
Better Minerals & Aggregates Co. 13% 9/15/09	B3	7,345	7,510
Century Aluminum Co. 11.75% 4/15/08	Ba3	6,650	7,182
Cyprus Amax Minerals Co. 7.375% 5/15/07	Baa3	700	669
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Kaiser Aluminum & Chemical Corp. 9.875% 2/15/49 (j)	D	$ 2,010	$ 1,568
Metallurg, Inc. 11% 12/1/07	B3	7,444	6,923
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	2,000	2,125
Phelps Dodge Corp.:
8.75% 6/1/11	Baa3	38,475	38,667
9.5% 6/1/31	Baa3	20,940	20,207
			84,851
Paper - 1.8%
Abitibi-Consolidated, Inc. 7.4% 4/1/18	Baa3	16,780	15,031
Advance Agro Capital BV yankee 13% 11/15/07	Caa3	3,905	2,734
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	1,360	1,380
Riverwood International Corp. 10.875% 4/1/08	Caa1	4,445	4,556
Stone Container Corp. 9.75% 2/1/11	B2	5,070	5,476
Stone Container Finance Co. yankee 11.5% 8/15/06 (f)	B2	6,330	6,773
World Color Press, Inc. 8.375% 11/15/08	Baa2	11,330	11,613
			47,563
Publishing/Printing - 1.0%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	15,420	15,343
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (f)	B3	8,103	7,697
K-III Communications Corp. 10.25% 6/1/04	B1	2,060	1,978
WorldCom, Inc. 6.5% 5/15/04	Baa2	2,770	1,544
			26,562
Restaurants - 0.2%
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	4,490	4,288
Services - 0.3%
Iron Mountain, Inc. 8.75% 9/30/09	B2	6,990	7,252
Steels - 0.2%
Wolverine Tube, Inc. 10.5% 4/1/09 (f)	B1	4,880	4,929
Super Retail - 0.4%
Gap, Inc.:
5.625% 5/1/03	Ba3	1,320	1,294
6.9% 9/15/07	Ba3	3,670	3,156
8.15% 12/15/05 (d)(f)	Ba3	4,400	4,312
8.8% 12/15/08 (d)(f)	Ba3	2,520	2,470
			11,232
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Technology - 1.2%
ChipPAC International Ltd. 12.75% 8/1/09	B3	$ 8,230	$ 8,971
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	2,000	2,080
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	6,360	6,646
10.375% 10/1/07	B2	6,540	6,965
10.5% 2/1/09	B2	1,280	1,408
Solectron Corp. 9.625% 2/15/09	Ba1	5,360	5,414
			31,484
Telecommunications - 15.1%
Alestra SA de RL de CV 12.625% 5/15/09	Caa1	23,825	10,602
Allegiance Telecom, Inc. 12.875% 5/15/08	Caa2	12,980	3,245
American Tower Corp. 9.375% 2/1/09	Caa1	30,790	21,861
Avaya, Inc. 11.125% 4/1/09	Ba2	17,400	16,356
Crown Castle International Corp.:
9.375% 8/1/11	B3	13,800	11,799
9.5% 8/1/11	B3	2,820	2,439
10.75% 8/1/11	B3	14,240	13,101
Exodus Communications, Inc. 11.625% 7/15/10 (j)	B	37,769	6,798
Hyperion Telecommunications, Inc.:
12% 11/1/07 (j)	C	690	7
12.25% 9/1/04 (j)	Ca	10,635	2,127
Millicom International Cellular SA 13.5% 6/1/06	Caa1	41,010	21,530
Nextel Communications, Inc.:
0% 9/15/07 (c)	B1	12,280	8,719
9.375% 11/15/09	B1	35,410	24,610
9.5% 2/1/11	B1	12,080	8,214
12% 11/1/08	B1	28,090	21,629
Nextel Partners, Inc. 12.5% 11/15/09 (f)	B3	3,460	2,353
Ono Finance PLC 13% 5/1/09	Caa1	26,740	11,766
Qwest Corp. 8.875% 3/15/12 (f)	Baa2	21,530	20,953
Rogers Cantel, Inc.:
8.8% 10/1/07	Ba1	10,630	9,354
yankee 9.375% 6/1/08	Baa3	3,670	3,487
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	12,030	11,549
Satelites Mexicanos SA de CV:
6.34% 6/30/04 (f)(g)	B1	12,112	10,780
10.125% 11/1/04	B3	34,360	22,334
SBA Communications Corp. 10.25% 2/1/09	B3	9,020	6,314
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
TeleCorp PCS, Inc.:
0% 4/15/09 (c)	Baa3	$ 22,767	$ 20,718
10.625% 7/15/10	Baa3	20,375	23,024
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	B3	7,730	3,788
Time Warner Telecom, Inc. 10.125% 2/1/11	B3	11,694	5,730
Tritel PCS, Inc.:
0% 5/15/09 (c)	Baa3	50,540	45,233
10.375% 1/15/11	Baa3	4,065	4,472
Triton PCS, Inc. 8.75% 11/15/11	B2	3,370	3,117
WorldCom, Inc.:
7.375% 1/15/06 (f)	BBB	17,285	8,470
7.5% 5/15/11	Baa2	23,340	10,970
			397,449
Textiles & Apparel - 1.1%
Galey & Lord, Inc. 9.125% 3/1/08	D	3,625	544
Levi Strauss & Co.:
6.8% 11/1/03	B2	9,965	9,766
7% 11/1/06	B2	11,355	10,560
The William Carter Co. 10.875% 8/15/11	B3	1,990	2,129
WestPoint Stevens, Inc. 7.875% 6/15/08	Ca	10,430	6,310
			29,309
TOTAL NONCONVERTIBLE BONDS			1,889,127
TOTAL CORPORATE BONDS (Cost $2,058,027)			2,009,468
Asset-Backed Securities - 0.1%

Airplanes pass thru trust certificate 10.875% 3/15/19 (Cost $19,040)	B2	18,188	2,546
Commercial Mortgage Securities - 0.4%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0921% 4/29/39 (f)(g)	-	$ 10,700	$ 8,485
Structured Asset Securities Corp. Series 1995-C1 Class F, 7.375% 9/25/24 (f)	-	2,500	2,491
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,448)			10,976
Common Stocks - 8.8%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,803	8
Cable TV - 1.5%
EchoStar Communications Corp. Class A (a)	1,482,796	40,332
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	7
		40,339
Containers - 1.1%
Owens-Illinois, Inc. (a)	1,822,900	29,203
Trivest 1992 Special Fund Ltd. (h)	3,037,732	61
		29,264
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	900	77
Energy - 0.1%
Range Resources Corp. (a)	85,600	495
Tesoro Petroleum Corp. (a)	163,400	1,846
		2,341
Entertainment/Film - 0.4%
AMC Entertainment, Inc. (a)	735,700	10,668
Livent, Inc. (a)	125,200	0
		10,668
Food and Drug Retail - 2.8%
Pathmark Stores, Inc. (a)(e)	2,811,078	62,687
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	5,272
Rite Aid Corp. (a)	1,233,272	3,909
		71,868
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Healthcare - 1.8%
DaVita, Inc. (a)	1,199,600	$ 31,094
Quest Diagnostics, Inc. (a)	180,000	16,547
		47,641
Publishing/Printing - 0.6%
PRIMEDIA, Inc. (a)	5,214,000	14,339
Telecommunications - 0.5%
AT&T Wireless Services, Inc. (a)	90,000	806
Broadwing, Inc. (a)	368,800	2,434
Covad Communications Group, Inc. (a)	1,819,654	3,658
ICO Global Communications Holdings Ltd.:
warrants 5/16/06 (a)	213,101	341
warrants 5/16/06 (a)	318	0
Class A (a)	849,666	2,294
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	19,560	7
warrants 1/15/07 (CV ratio .6) (a)	18,480	6
McCaw International Ltd. warrants 4/16/07 (a)(f)	66,290	0
Mpower Communications Corp. (f)	30,880	1
Ono Finance PLC rights 5/31/09 (a)(f)	850	0
Powertel, Inc. warrants 2/1/06 (a)	85,408	3,587
		13,134
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	42,253	813
TOTAL COMMON STOCKS (Cost $207,527)		230,492
Preferred Stocks - 6.1%

Convertible Preferred Stocks - 0.5%
Paper - 0.5%
Temple-Inland, Inc. $3.75	232,000	11,814
Nonconvertible Preferred Stocks - 5.6%
Banks and Thrifts - 0.6%
California Federal Preferred Capital Corp. Series A, $2.2812	633,897	15,847
Cable TV - 3.8%
CSC Holdings, Inc.:
Series H, $11.75	202,712	19,258
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
Cable TV - continued
CSC Holdings, Inc.: - continued
Series M, $11.125	791,531	$ 74,392
Pegasus Satellite Communications, Inc. Series B, $127.50 pay-in-kind	11,343	5,672
		99,322
Diversified Financial Services - 0.4%
American Annuity Group Capital Trust II $88.75	10,340	9,730
Healthcare - 0.1%
Fresenius Medical Care Capital Trust II $78.75	3,500	3,514
Publishing/Printing - 0.1%
PRIMEDIA, Inc. Series D, $10.00	84,910	3,991
Technology - 0.0%
Ampex Corp. 8% non-cumulative	119	186
Telecommunications - 0.6%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	26,660	12,797
Dobson Communications Corp. $130.00 pay-in-kind	2,760	2,187
XO Communications, Inc. $7.00 pay-in-kind	30	0
		14,984
TOTAL NONCONVERTIBLE PREFERRED STOCKS		147,574
TOTAL PREFERRED STOCKS (Cost $194,822)		159,388
Floating Rate Loans - 4.6%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Chemicals - 0.3%
Huntsman Corp. Tranche C term loan 7.375% 12/31/05 (g)	-	$ 10,380	8,823
Containers - 0.0%
Owens-Illinois, Inc. term loan 4.36% 3/31/04 (g)	B2	572	571
Healthcare - 0.9%
PacifiCare Health Systems, Inc. Tranche A term loan 7.19% 1/2/03 (g)	-	22,761	22,306
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Hotels - 0.2%
Wyndham International, Inc. term loan 6.625% 6/30/06 (g)	-	$ 4,900	$ 4,778
Technology - 0.1%
Semiconductor Components Industries LLC Tranche C term loan 6.0625% 8/4/07 (g)	B1	1,916	1,810
Telecommunications - 2.9%
Level 3 Communications, Inc.:
Tranche B term loan 5.65% 1/15/08 (g)	Caa1	5,250	3,623
Tranche C term loan 5.96% 1/30/08 (g)	-	24,900	17,181
McLeodUSA, Inc. Tranche B term loan 6.23% 5/30/08 (g)	Caa2	42,493	28,895
Nextel Finance Co.:
Tranche B term loan 5.3125% 6/30/08 (g)	Ba3	4,350	3,719
Tranche C term loan 5.5625% 12/31/08 (g)	Ba3	4,350	3,719
NEXTLINK Communications, Inc.:
Tranche A term loan 6.5% 12/31/06 (g)	Caa3	18,060	12,281
Tranche B term loan 7% 6/30/07 (g)	Caa3	11,330	7,704
			77,122
Textiles & Apparel - 0.2%
Pillowtex Corp.:
Tranche A term loan 5.2026% 12/31/03 (g)	Caa2	11,541	3,809
Tranche B term loan 5.5845% 12/31/04 (g)	Caa2	5,740	1,837
			5,646
TOTAL FLOATING RATE LOANS (Cost $128,151)			121,056
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 1.85% (i) (Cost $76,798)	76,797,808	76,798
Cash Equivalents - 0.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.7%, dated 4/30/02 due 5/1/02 (Cost $9,957)	$ 9,957	$ 9,957
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,704,770)		2,620,681
NET OTHER ASSETS - 0.2%		4,011
NET ASSETS - 100%		$ 2,624,692
Legend
(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc. For certain securities not individually rated by Moody's or S&P, the ratings listed have been assigned by FMR, the fund's investment adviser.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $333,196,000 or 12.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 3/31/02	$ 16,321
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
(i) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(j) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.4%
Baa	10.6%	BBB	11.9%
Ba	10.9%	BB	10.2%
B	32.2%	B	40.0%
Caa	20.0%	CCC	11.2%
Ca, C	0.4%	CC, C	0.1%
		D	0.5%
The percentage not rated by Moody's or S&P amounted to 4.9%. FMR has determined that unrated debt securities that are lower quality account for 4.9% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $988,274,000 and $989,813,000, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,987,000 or 0.5% of net assets.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,000 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $121,056,000 or 4.6% of net assets.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $2,659,595,000. Net unrealized depreciation aggregated $38,914,000, of which $255,547,000 related to appreciated investment securities and $294,461,000 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $1,011,554,000 of which $34,735,000, $488,178,000 and $488,641,000 will expire on October 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $9,957) (cost $2,704,770) - See accompanying schedule		$ 2,620,681
Cash		1,051
Receivable for investments sold		16,208
Receivable for fund shares sold		2,496
Dividends receivable		1,170
Interest receivable		59,351
Other receivables		19
Total assets		2,700,976
Liabilities
Payable for investments purchased	$ 56,619
Payable for fund shares redeemed	13,249
Distributions payable	3,698
Accrued management fee	1,268
Distribution fees payable	983
Other payables and accrued expenses	467
Total liabilities		76,284
Net Assets		$ 2,624,692
Net Assets consist of:
Paid in capital		$ 3,998,607
Undistributed net investment income		102,860
Accumulated undistributed net realized gain (loss) on investments		(1,392,688)
Net unrealized appreciation (depreciation) on investments		(84,087)
Net Assets		$ 2,624,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($217,233 ÷ 26,818 shares)	$ 8.10
Maximum offering price per share (100/95.25 of $8.10)	$ 8.50
Class T: Net Asset Value and redemption price per share ($1,461,444 ÷ 180,001 shares)	$ 8.12
Maximum offering price per share (100/96.50 of $8.12)	$ 8.41
Class B: Net Asset Value and offering price per share ($643,623 ÷ 79,681 shares) A	$ 8.08
Class C: Net Asset Value and offering price per share ($195,483 ÷ 24,144 shares) A	$ 8.10
Institutional Class: Net Asset Value, offering price and redemption price per share ($106,909 ÷ 13,528 shares)	$ 7.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 12,735
Interest		130,557
Total income		143,292
Expenses
Management fee	$ 7,669
Transfer agent fees	2,611
Distribution fees	6,034
Accounting fees and expenses	344
Non-interested trustees' compensation	7
Custodian fees and expenses	39
Registration fees	78
Audit	20
Legal	25
Miscellaneous	339
Total expenses before reductions	17,166
Expense reductions	(80)	17,086
Net investment income (loss)		126,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities (including realized gain (loss) of $(3,785) on sales of investments in affiliated issuers)		(413,038)
Change in net unrealized appreciation (depreciation) on investment securities		380,275
Net gain (loss)		(32,763)
Net increase (decrease) in net assets resulting from operations		$ 93,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126,206	$ 279,486
Net realized gain (loss)	(413,038)	(523,254)
Change in net unrealized appreciation (depreciation)	380,275	2,987
Net increase (decrease) in net assets resulting from operations	93,443	(240,781)
Distributions to shareholders from net investment income	(115,908)	(249,983)
Share transactions - net increase (decrease)	(2,015)	(138,008)
Total increase (decrease) in net assets	(24,480)	(628,772)
Net Assets
Beginning of period	2,649,172	3,277,944
End of period (including undistributed net investment income of $102,860 and $92,562, respectively)	$ 2,624,692	$ 2,649,172

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 8.170	$ 9.640	$ 11.120	$ 11.090	$ 12.930	$ 12.300
Income from Invest- ment Operations
Net investment income (loss) E	.400 G	.869	1.059	1.022	1.111	1.058
Net realized and unrealized gain (loss)	(.101) G	(1.558)	(1.634)	.287	(1.603)	.710
Total from investment operations	.299	(.689)	(.575)	1.309	(.492)	1.768
Distributions from net investment income	(.369)	(.781)	(.905)	(1.030)	(1.048)	(1.078)
Distributions from net realized gain	-	-	-	(.120)	(.300)	(.060)
Distributions in excess of net realized gain	-	-	-	(.080)	-	-
Distributions from return of capital	-	-	-	(.049)	-	-
Total distributions	(.369)	(.781)	(.905)	(1.279)	(1.348)	(1.138)
Net asset value, end of period	$ 8.100	$ 8.170	$ 9.640	$ 11.120	$ 11.090	$ 12.930
Total Return B, C, D	3.68%	(7.64)%	(5.66)%	11.98%	(4.55)%	15.18%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	.97%	.94%	.95%	1.01%	1.15%
Expenses net of voluntary waivers, if any	1.01% A	.97%	.94%	.95%	1.01%	1.15%
Expenses net of all reductions	1.00% A	.97%	.94%	.95%	1.00%	1.14%
Net investment income (loss)	9.88% A, G	9.53%	9.86%	8.89%	9.03%	8.58%
Supplemental Data
Net assets, end of period (in millions)	$ 217	$ 189	$ 209	$ 221	$ 117	$ 44
Portfolio turnover rate	80% A	68%	63%	61%	75%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income(loss) per share by $.076 and decrease net realized and unrealized gain (loss) per share by $.076. Without this change the ratio of net investment income(loss) to average net assets would have been 8.01%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 8.180	$ 9.660	$ 11.140	$ 11.110	$ 12.940	$ 12.310
Income from Invest- ment Operations
Net investment income (loss) E	.398 G	.865	1.055	1.021	1.119	1.086
Net realized and unrealized gain (loss)	(.093) G	(1.572)	(1.640)	.274	(1.612)	.686
Total from investment operations	.305	(.707)	(.585)	1.295	(.493)	1.772
Distributions from net investment income	(.365)	(.773)	(.895)	(1.017)	(1.037)	(1.082)
Distributions from net realized gain	-	-	-	(.120)	(.300)	(.060)
Distributions in excess of net realized gain	-	-	-	(.080)	-	-
Distributions from return of capital	-	-	-	(.048)	-	-
Total distributions	(.365)	(.773)	(.895)	(1.265)	(1.337)	(1.142)
Net asset value, end of period	$ 8.120	$ 8.180	$ 9.660	$ 11.140	$ 11.110	$ 12.940
Total Return B, C, D	3.76%	(7.81)%	(5.73)%	11.83%	(4.54)%	15.21%
Ratios to Average Net Assets F
Expenses before expense reductions	1.09% A	1.06%	1.03%	1.04%	1.07%	1.09%
Expenses net of voluntary waivers, if any	1.09% A	1.06%	1.03%	1.04%	1.07%	1.09%
Expenses net of all reductions	1.08% A	1.05%	1.03%	1.04%	1.07%	1.08%
Net investment income (loss)	9.80% A, G	9.45%	9.76%	8.80%	8.91%	8.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,461	$ 1,473	$ 1,777	$ 2,351	$ 2,322	$ 2,208
Portfolio turnover rate	80% A	68%	63%	61%	75%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income(loss) per share by $.076 and decrease net realized and unrealized gain (loss) per share by $.076. Without this change the ratio of net investment income(loss) to average net assets would have been 7.93%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 8.150	$ 9.610	$ 11.090	$ 11.070	$ 12.890	$ 12.280
Income from Invest- ment Operations
Net investment income (loss) E	.369 G	.801	.978	.938	1.024	.998
Net realized and unrealized gain (loss)	(.101) G	(1.549)	(1.634)	.276	(1.588)	.674
Total from investment operations	.268	(.748)	(.656)	1.214	(.564)	1.672
Distributions from net investment income	(.338)	(.712)	(.824)	(.949)	(.956)	(1.002)
Distributions from net realized gain	-	-	-	(.120)	(.300)	(.060)
Distributions in excess of net realized gain	-	-	-	(.080)	-	-
Distributions from return of capital	-	-	-	(.045)	-	-
Total distributions	(.338)	(.712)	(.824)	(1.194)	(1.256)	(1.062)
Net asset value, end of period	$ 8.080	$ 8.150	$ 9.610	$ 11.090	$ 11.070	$ 12.890
Total Return B, C, D	3.31%	(8.25)%	(6.39)%	11.10%	(5.10)%	14.34%
Ratios to Average Net Assets F
Expenses before expense reductions	1.77% A	1.73%	1.70%	1.70%	1.74%	1.74%
Expenses net of voluntary waivers, if any	1.77% A	1.73%	1.70%	1.70%	1.74%	1.74%
Expenses net of all reductions	1.77% A	1.72%	1.70%	1.69%	1.74%	1.74%
Net investment income (loss)	9.11% A, G	8.78%	9.10%	8.15%	8.25%	8.04%
Supplemental Data
Net assets, end of period (in millions)	$ 644	$ 704	$ 956	$ 1,192	$ 923	$ 593
Portfolio turnover rate	80% A	68%	63%	61%	75%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income(loss) per share by $.076 and decrease net realized and unrealized gain (loss) per share by $.076. Without this change the ratio of net investment income(loss) to average net assets would have been 7.25%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.160	$ 9.630	$ 11.110	$ 11.090	$ 12.970
Income from Investment Operations
Net investment income (loss) E	.366 H	.796	.969	.926	.988
Net realized and unrealized gain (loss)	(.091 ) H	(1.560)	(1.634)	.280	(1.639)
Total from investment operations	.275	(.764)	(.665)	1.206	(.651)
Distributions from net investment income	(.335)	(.706)	(.815)	(.941)	(.929)
Distributions from net realized gain	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	(.045)	-
Total distributions	(.335)	(.706)	(.815)	(1.186)	(1.229)
Net asset value, end of period	$ 8.100	$ 8.160	$ 9.630	$ 11.110	$ 11.090
Total Return B, C, D	3.39%	(8.41)%	(6.45)%	11.00%	(5.73)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.84% A	1.80%	1.78%	1.78%	1.86% A
Expenses net of voluntary waivers, if any	1.84% A	1.80%	1.78%	1.78%	1.86% A
Expenses net of all reductions	1.84% A	1.79%	1.78%	1.78%	1.86% A
Net investment income (loss)	9.05% A, H	8.71%	9.02%	8.06%	8.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 195	$ 197	$ 247	$ 269	$ 130
Portfolio turnover rate	80% A	68%	63%	61%	75% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income(loss) per share by $.076 and decrease net realized and unrealized gain (loss) per share by $.076. Without this change the ratio of net investment income(loss) to average net assets would have been 7.18%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 7.970	$ 9.430	$ 10.900	$ 10.900	$ 12.710	$ 12.120
Income from Invest- ment Operations
Net investment income (loss) D	.397 F	.862	1.055	1.024	1.123	1.094
Net realized and unrealized gain (loss)	(.092) F	(1.528)	(1.606)	.269	(1.562)	.671
Total from investment operations	.305	(.666)	(.551)	1.293	(.439)	1.765
Distributions from net investment income	(.375)	(.794)	(.919)	(1.044)	(1.071)	(1.115)
Distributions from net realized gain	-	-	-	(.120)	(.300)	(.060)
Distributions in excess of net realized gain	-	-	-	(.080)	-	-
Distributions from return of capital	-	-	-	(.049)	-	-
Total distributions	(.375)	(.794)	(.919)	(1.293)	(1.371)	(1.175)
Net asset value, end of period	$ 7.900	$ 7.970	$ 9.430	$ 10.900	$ 10.900	$ 12.710
Total Return B, C	3.86%	(7.58)%	(5.56)%	12.05%	(4.21)%	15.42%
Ratios to Average Net Assets E
Expenses before expense reductions	.85% A	.83%	.82%	.82%	.83%	.85%
Expenses net of voluntary waivers, if any	.85% A	.83%	.82%	.82%	.83%	.85%
Expenses net of all reductions	.84% A	.83%	.82%	.81%	.83%	.85%
Net investment income (loss)	10.04% A, F	9.67%	9.98%	9.03%	9.12%	8.96%
Supplemental Data
Net assets, end of period (in millions)	$ 107	$ 87	$ 89	$ 123	$ 113	$ 76
Portfolio turnover rate	80% A	68%	63%	61%	75%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income(loss) per share by $.074 and decrease net realized and unrealized gain (loss) per share by $.074. Without this change the ratio of net investment income(loss) to average net assets would have been 8.17%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. On June 20, 2002, the Board of Trustees approved a change in the name of Fidelity Advisor High Yield Fund to Fidelity Advisor High Income Advantage Fund effective on or about July 1, 2002. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid price in the principal market (sales price if the principal market is an exchange) in which such securities are normally traded, as determined by recognized dealers in such securities or by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. Equity securities for which market quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

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Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

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1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydowngains/losses on certain securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $37,516,000 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on November 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $24,598,000; decrease net unrealized appreciation/depreciation by $19,182,000; and decrease net realized gain (loss) by $5,416,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market

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Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

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4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 151,000	$ 1,000
Class T	0%	.25%	1,846,000	38,000
Class B	.65%	.25%	3,041,000	2,203,000
Class C	.75%	.25%	996,000	166,000
			$ 6,034,000	$ 2,408,000

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 45,000	$ 21,000
Class T	126,000	50,000
Class B	989,000	989,000 *
Class C	19,000	19,000 *
	$ 1,179,000	$ 1,079,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets*
Class A	$ 211,000.21
Class T	1,375,000.19
Class B	738,000.22
Class C	185,000.19
Institutional Class	102,000.20
	$ 2,611,000

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,292,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

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6. Expense Reductions.

Certain security trades were directed to brokers who paid $66,000 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $14,000.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended April 30, 2002	Year ended October 31, 2001
From net investment income
Class A	$ 8,994	$ 16,873
Class T	65,857	140,794
Class B	28,112	66,602
Class C	8,154	17,885
Institutional Class	4,791	7,829
Total	$ 115,908	$ 249,983

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001	2002	2001
Class A Shares sold	11,889	12,684	$ 97,252	$ 115,279
Reinvestment of distributions	705	1,207	5,777	10,909
Shares redeemed	(8,861)	(12,442)	(72,433)	(112,625)
Net increase (decrease)	3,733	1,449	$ 30,596	$ 13,563
Class T Shares sold	45,004	88,919	$ 368,708	$ 822,368
Reinvestment of distributions	6,401	12,183	52,577	110,441
Shares redeemed	(51,332)	(105,183)	(420,710)	(968,727)
Net increase (decrease)	73	(4,081)	$ 575	$ (35,918)
Class B Shares sold	5,509	13,366	$ 45,009	$ 123,657
Reinvestment of distributions	2,081	4,466	17,018	40,387
Shares redeemed	(14,325)	(30,900)	(116,786)	(280,000)
Net increase (decrease)	(6,735)	(13,068)	$ (54,759)	$ (115,956)
Class C Shares sold	5,520	10,310	$ 45,500	$ 95,145
Reinvestment of distributions	578	1,121	4,740	10,157
Shares redeemed	(6,134)	(12,896)	(50,142)	(116,598)
Net increase (decrease)	(36)	(1,465)	$ 98	$ (11,296)
Institutional Class Shares sold	8,332	11,231	$ 66,533	$ 99,796
Reinvestment of distributions	491	662	3,927	5,848
Shares redeemed	(6,169)	(10,490)	(48,985)	(94,045)
Net increase (decrease)	2,654	1,403	$ 21,475	$ 11,599

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9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Pathmark Stores, Inc.	$ -	$ 7,520	$ -	$ 62,687

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HY-SANN-0602 157021
1.703458.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Yield

Fund* - Institutional Class

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

*Effective on or about July 1, 2002, the fund's name will be changed to Fidelity Advisor High Income Advantage Fund.

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor High Yield Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee.

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv High Yield - Inst CL	3.86%	-4.27%	8.50%	90.42%
ML High Yield Master II	6.16%	3.49%	19.86%	106.11%
High Current Yield Funds Average	5.13%	1.06%	8.46%	78.07%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 392 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - Inst CL	-4.27%	1.64%	6.65%
ML High Yield Master II	3.49%	3.69%	7.50%
High Current Yield Funds Average	1.06%	1.48%	5.84%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

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Fidelity Advisor High Yield Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor High Yield Fund - Institutional Class on April 30, 1992. As the chart shows, by April 30, 2002, the value of the investment would have grown to $19,042 - a 90.42% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $20,611 - a 106.11% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

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Total Return Components

	Six months ended April 30,	Years ended October 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	4.74%	7.90%	7.93%	10.90%	7.97%	10.03%
Capital returns	-0.88%	-15.48%	-13.49%	1.15%	-12.18%	5.39%
Total returns	3.86%	-7.58%	-5.56%	12.05%	-4.21%	15.42%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended April 30, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.20¢	37.50¢	75.35¢
Annualized dividend rate	7.99%	9.48%	9.10%
30-day annualized yield	9.77%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $7.92 over the past one month, $7.97 over the past six months, and $8.28 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

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Fund Talk: The Manager's Overview

Market Recap

Reflecting renewed optimism in the high-yield market, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield bond performance - gained 6.16% during the six-month period ending April 30, 2002. Investor demand for higher yields and their willingness to assume more risk drove positive flows into high-yield mutual funds during the period. In addition, growing positive sentiment about a potential economic recovery contributed to a narrowing in the yield spread between high-yield bonds and Treasury bonds. The index's relatively strong performance was driven by a broad group of industries. Some of the larger sectors in the index that posted positive returns were gaming (12.60%), energy (7.27%) and health care (5.92%). The two largest sectors, cable TV (-2.89%) and telecommunications (-8.67%) were notable underperformers. In the cable sector, Adelphia Communications - the second-largest issuer of high-yield bonds - disclosed significant off-balance-sheet liabilities. In the telecommunications sector, prices declined on investors' concerns regarding the Global Crossing and McLeod bankruptcies, negative earnings announcements from Level 3 Communications, and a growing number of telecom fallen angels that appeared poised to enter the market. Investors were willing to seek opportunities in issues paying interest on a deferred basis and issues in the lower credit quality tiers, leaving prices in these market segments higher.

(Portfolio Manager photograph)
An interview with Thomas Soviero, Portfolio Manager of Fidelity Advisor High Yield Fund

Q. Tom, how did the fund perform?

A. For the six months ending April 30, 2002, the fund's Institutional Class shares returned 3.86%. During the same period, the Merrill Lynch High Yield Master II Index returned 6.16%, while the high current yield funds average tracked by Lipper Inc. returned 5.13%. For the 12-month period ending April 30, 2002, the fund's Institutional Class shares returned -4.27%. The benchmark returned 3.49% while the Lipper average returned 1.06%.

Q. Why did the fund trail its benchmarks during the past six months?

A. Unfortunately, it was a tough period for the fund given my overweighting of weak-performing telecommunications issues and exposure to Rite Aid, a food and drug retailing company. Negative company news dogged the telecom sector, leaving it under pressure for most of the period. In particular, our position in AT&T Canada disappointed. I expected the company to benefit from Canada's telecommunications deregulation, but subsequently sold the position when I recognized the process was moving slower than I had estimated. Broadwing, formerly Cincinnati Bell, stumbled in its emerging telecom businesses and investors discounted the entire company's cash-generating abilities. However, I continued to hold the position on the strength of its long-term prospects. Rite Aid reported lower-than-expected operating earnings, but I maintained exposure to the company for many of the reasons I cited in the report to shareholders six months ago: its favorable demographics, revenue growth, national status and strong management team.

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Fund Talk: The Manager's Overview - continued

Q. Which investments performed well during the period, and why?

A. The fund's positive performers included Owens-Illinois. The company's securities rose on positive supply-and-demand fundamentals in the glass industry. AMC Entertainment benefited from its leadership position in the consolidated movie theater industry. Holdings in the health care sector also helped performance. Quest Diagnostics, a national chain of clinical laboratories that provides medical testing services, performed well, as did DaVita, a company that runs nationwide kidney dialysis centers.

Q. How did the fund's positioning change?

A. Based on my risk/return assessment of the high-yield market, I chose to reduce the fund's exposure to issues paying deferred interest. Also, when presented with the choice, I invested in a company's more senior-level securities, rather than its junior issues, such as preferred stock. It's interesting to note that while the telecom weighting in the fund did not change dramatically, the characteristics of these holdings have changed toward more senior securities and less-volatile cash-pay securities.

Q. Tom, effective July 1, 2002, the fund will change its name to Fidelity Advisor High Income Advantage Fund. Will the fund's name change affect how it is managed?

A. The name change will not affect how the fund is managed. The fund is changing its name in response to the Securities and Exchange Commission's "name test rule." All funds must comply with this rule by July 31, 2002. The fund has a policy to invest at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. We did not want to change the way the fund is run today, but if the fund kept "high yield" in its name, we would have to adopt a policy to invest at least 80% of the fund's assets in lower-quality debt securities under the SEC rule. Instead, the fund is changing its name and modifying this policy by replacing "at least 65% of total assets" with "primarily." At the same time, we're changing another of the fund's prospectus policies. Currently, we limit the fund's investment in common stock to no more than 35% of its assets. Going forward, we will limit common stock to no more than 20% of assets. I don't expect shareholders to notice a difference in how the fund is run, as I've typically had under 20% of assets in common stock.

Q. What's your outlook?

A. The fund has struggled, but I am optimistic. We have witnessed some panic selling that has created inefficiencies, and I continue to see value in the market. With yields-to-maturity of 11%-12%, the high-yield asset class is very appealing. Default rates should peak this year and, historically, that has been an opportune time to buy. The economy has improved since September 11, which is a positive for leveraged companies. A limiting factor could be the inability of leveraged companies to get financing from a more conservative banking community.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a combination of a high level of income and potential for capital gains

Start date: January 5, 1987

Size: as of April 30, 2002, more than $2.6 billion

Manager: Thomas Soviero, since 2000; joined Fidelity in 1989

3

Thomas Soviero on the telecommunications sector:

"The telecommunications sector of the high-yield market has undergone an incredible transformation over the past six years. As of December 1996, telecom represented 6.9% of the market. This was the same year the U.S. government deregulated telecommunications. By June 2000, the sector accounted for 20.7% of the high-yield market, as communication companies of all types came to the high-yield market. Some were looking to finance businesses with positive earnings, while others were seeking venture-capital-like financing. By March 2002, however, telecom had fallen to 8.3% of the market. While the fund has maintained its overweighting in telecom companies relative to its benchmark, the fund's allocation did undergo a transformation. I've concentrated the fund's telecom holdings in relatively few wireless and wire line companies. Also, the fund's position in wireless company Nextel shifted from mostly preferred stock to predominantly bonds. The fund owns the bank debt - the most senior debt security - of two wire line companies, McLeod and Level 3. While asset valuations in the sector have depreciated faster than I estimated, I do not believe this is the time to take money off the table. Instead, I've focused on more mature companies with streamlined business plans and have purchased more senior-level securities in these companies' capital structure."

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Owens-Illinois, Inc.	6.6	4.8
Rite Aid Corp.	6.5	7.0
CSC Holdings, Inc.	3.9	3.6
AMC Entertainment, Inc.	3.3	2.8
Total Renal Care Holdings	2.6	2.3
	22.9
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	19.7	21.9
Cable TV	14.3	9.0
Healthcare	9.6	10.4
Food and Drug Retail	9.1	9.9
Containers	6.9	5.2
Quality Diversification as of April 30, 2002
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.3	0.0
Baa	10.9	8.9
Ba	10.9	10.9
B	34.2	33.5
Caa, Ca, C	20.3	18.6
D	0.2	0.0
Not Rated	4.9	3.9

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2002 and October 31, 2001 account for 4.9% and 3.9% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Nonconvertible Bonds 71.9%		Nonconvertible Bonds 67.1%
	Convertible Bonds, Preferred Stocks 10.7%		Convertible Bonds, Preferred Stocks 14.4%
	Common Stocks 8.8%		Common Stocks 9.9%
	Other Investments 5.1%		Other Investments 3.6%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	8.7%	** Foreign investments	7.5%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 76.5%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 4.6%
Aerospace - 0.0%
Hexcel Corp. 7% 8/1/03	Caa2	$ 1,215	$ 775
Cable TV - 0.3%
Adelphia Communications Corp. 3.25% 5/1/21	B3	2,090	1,668
Telewest Finance Jersey Ltd. 6% 7/7/05 (f)	Caa3	11,375	6,427
			8,095
Food and Drug Retail - 0.3%
Rite Aid Corp. 4.75% 12/1/06 (f)	Caa3	10,250	7,988
Healthcare - 2.9%
HealthSouth Corp. 3.25% 4/1/03	Ba2	5,580	5,454
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	2,000	2,178
Total Renal Care Holdings:
7% 5/15/09 (f)	B2	21,760	21,896
7% 5/15/09	B2	46,350	46,640
			76,168
Technology - 0.5%
Affymetrix, Inc. 4.75% 2/15/07	-	4,510	3,569
Solectron Corp. liquid yield option note 0% 5/8/20	Ba1	6,940	4,021
Xerox Corp. 0.57% 4/21/18	Ba2	8,990	5,124
			12,714
Telecommunications - 0.6%
American Tower Corp.:
5% 2/15/10	Caa1	6,900	3,899
6.25% 10/15/09	Caa1	6,900	4,416
Exodus Communications, Inc. 5.25% 2/15/08(j)	CCC+	5,830	7
Level 3 Communications, Inc. 6% 9/15/09	Ca	4,920	1,378
Nextel Communications, Inc. 5.25% 1/15/10	B1	7,100	3,825
SpectraSite Holdings, Inc. 6.75% 11/15/10	Caa3	2,690	1,076
			14,601
TOTAL CONVERTIBLE BONDS			120,341
Nonconvertible Bonds - 71.9%
Aerospace - 0.6%
BE Aerospace, Inc. 8.875% 5/1/11	B3	480	456
Hexcel Corp. 9.75% 1/15/09	Caa1	5,590	4,584
L-3 Communications Corp. 8% 8/1/08	Ba3	10,600	10,918
			15,958
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - 0.4%
American Airlines pass thru trust certificate 7.8% 4/1/08 (f)	A	$ 8,000	$ 8,020
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3	337	318
6.9% 1/2/18	Baa1	2,286	2,238
7.256% 9/15/21	Baa1	761	753
			11,329
Automotive - 1.1%
Hayes Lemmerz International, Inc. 11.875% 6/15/06 (f)(j)	D	5,880	3,998
Meritor Automotive, Inc. 6.8% 2/15/09	Baa3	12,270	11,411
Navistar International Corp. 9.375% 6/1/06	Ba1	6,270	6,646
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	2,340	2,434
United Auto Group, Inc. 9.625% 3/15/12 (f)	B3	3,010	3,123
			27,612
Broadcasting - 1.6%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	13,932	14,141
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08	B3	12,980	14,408
Nextmedia Operating, Inc. 10.75% 7/1/11 (f)	B3	6,780	7,322
Radio One, Inc. 8.875% 7/1/11	B3	3,885	4,079
XM Satellite Radio, Inc. 14% 3/15/10	Caa1	3,435	2,508
			42,458
Building Materials - 0.5%
American Standard, Inc.:
7.125% 2/15/03	Ba2	410	416
7.375% 2/1/08	Ba2	3,290	3,356
7.625% 2/15/10	Ba2	530	543
Associated Materials, Inc. 9.75% 4/15/12 (f)	B3	345	355
Omega Cabinets Ltd. 10.5% 6/15/07	B3	7,385	7,828
			12,498
Cable TV - 8.7%
Adelphia Communications Corp.:
10.25% 11/1/06	B2	4,180	3,511
10.25% 6/15/11	B2	15,325	12,720
10.875% 10/1/10	B2	2,485	2,112
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Century Communications Corp.:
0% 1/15/08	B2	$ 4,610	$ 2,190
8.375% 12/15/07	B2	3,125	2,625
8.75% 10/1/07	B2	2,355	2,049
8.875% 1/15/07	B2	4,230	3,722
9.5% 3/1/05	B2	480	437
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	1,840	1,638
9.625% 11/15/09	B2	7,020	6,529
9.625% 11/15/09 (f)	B2	1,390	1,279
10% 4/1/09	B2	3,480	3,306
10% 5/15/11	B2	7,020	6,529
Classic Cable, Inc. 10.5% 3/1/10 (j)	B-	6,240	1,186
CSC Holdings, Inc. 7.625% 4/1/11	Ba2	9,660	9,032
Echostar Broadband Corp. 10.375% 10/1/07	B1	29,640	31,418
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	13,820	14,235
9.375% 2/1/09	B1	30,895	32,131
Ono Finance PLC 14% 2/15/11	Caa1	2,440	1,098
Pegasus Communications Corp. 12.5% 8/1/07	B3	12,450	7,470
Pegasus Satellite Communications, Inc. 0% 3/1/07 (c)	Caa1	9,225	3,229
Telewest Communications PLC:
9.875% 2/1/10	Caa3	33,065	18,516
11.25% 11/1/08	Caa3	13,410	7,577
Telewest PLC yankee:
9.625% 10/1/06	Caa3	41,205	23,075
11% 10/1/07	Caa3	54,548	30,001
			227,615
Capital Goods - 0.3%
International Knife & Saw, Inc. 11.375% 11/15/06 (j)	Ca	2,155	22
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	870	942
Terex Corp. 9.25% 7/15/11	B2	5,450	5,695
			6,659
Chemicals - 2.3%
Ferro Corp. 9.125% 1/1/09	Baa3	13,090	13,810
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	5,305	4,350
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - continued
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	$ 1,540	$ 1,602
Lyondell Chemical Co. 9.625% 5/1/07	Ba3	6,160	6,098
Methanex Corp. yankee 7.75% 8/15/05	Ba1	5,940	5,851
Millennium America, Inc. 9.25% 6/15/08	Ba1	3,290	3,389
Noveon, Inc. 11% 2/28/11	B3	3,625	3,843
Sterling Chemicals, Inc. 12.375% 7/15/06 (j)	-	25,530	21,956
			60,899
Consumer Products - 2.5%
Armkel Finance, Inc. 9.5% 8/15/09	B2	1,920	2,045
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	270	277
10% 11/1/08 (f)	Ba3	4,600	5,394
Quaker State Corp. 6.625% 10/15/05	Ba2	280	288
Revlon Consumer Products Corp. 12% 12/1/05 (f)	Caa1	23,630	23,748
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (h)	-	17,037	11,926
Sealy Mattress Co.:
0% 12/15/07 (c)	B3	6,930	6,791
9.875% 12/15/07	B2	15,040	15,642
			66,111
Containers - 5.8%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2	2,205	2,161
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	51,845	49,512
7.35% 5/15/08	B3	13,000	11,895
7.5% 5/15/10	B3	17,960	16,254
7.8% 5/15/18	B3	12,850	10,794
7.85% 5/15/04	B3	30,825	30,209
8.1% 5/15/07	B3	25,792	24,889
Sweetheart Cup, Inc. 10.5% 9/1/03	Caa2	2,525	2,386
U.S. Can Corp. 12.375% 10/1/10	Caa1	4,180	3,344
			151,444
Diversified Financial Services - 1.5%
Finova Group, Inc. 7.5% 11/15/09	-	45,450	16,135
GS Escrow Corp. 7.125% 8/1/05	Ba1	9,700	9,759
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 9.125% 1/15/11 (f)	B1	$ 5,560	$ 5,699
Outsourcing Solutions, Inc. 11% 11/1/06	Caa1	12,510	7,506
			39,099
Diversified Media - 1.0%
Fox Family Worldwide, Inc. 10.25% 11/1/07 (d)	Baa1	16,560	17,761
Liberty Media Corp. 7.875% 7/15/09	Baa3	4,000	4,040
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	3,370	3,336
			25,137
Electric Utilities - 1.9%
AES Corp.:
8.75% 6/15/08	Ba1	4,130	3,428
8.875% 2/15/11	Ba1	16,920	13,536
9.375% 9/15/10	Ba1	23,200	19,140
9.5% 6/1/09	Ba1	13,010	10,993
Pacific Gas & Electric Co. 5.875% 10/1/05	B3	2,085	2,179
			49,276
Energy - 1.1%
Lomak Petroleum, Inc. 8.75% 1/15/07	B3	1,850	1,850
Lone Star Technologies, Inc. 9% 6/1/11	B2	2,260	2,147
Stone Energy Corp. 8.25% 12/15/11	B2	4,220	4,368
Swift Energy Co.:
9.375% 5/1/12	B3	1,980	2,020
10.25% 8/1/09	B3	4,000	4,130
Tesoro Petroleum Corp. 9.625% 4/1/12 (f)	B1	6,220	6,344
Vintage Petroleum, Inc.:
7.875% 5/15/11	B1	500	470
9% 12/15/05	B1	500	508
Western Oil Sands, Inc. 8.375% 5/1/12 (f)	Ba2	7,930	8,178
			30,015
Entertainment/Film - 3.8%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	34,499	34,671
9.5% 2/1/11	Caa3	31,405	31,562
9.875% 2/1/12 (f)	Caa3	10,090	10,241
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	5,930	5,634
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
Cinemark USA, Inc.: - continued
9.625% 8/1/08	Caa2	$ 2,125	$ 2,125
9.625% 8/1/08	Caa2	3,400	3,400
IMAX Corp. 7.875% 12/1/05	Caa2	13,140	9,921
Livent, Inc. 9.375% 10/15/04 (j)	-	11,100	1,665
			99,219
Food and Drug Retail - 6.0%
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	11,000	10,368
6% 12/15/05 (f)	Caa3	52,990	39,743
6.125% 12/15/08 (f)	Caa3	8,975	5,385
6.875% 8/15/13	Caa3	11,300	7,119
7.125% 1/15/07	Caa3	54,120	40,590
7.625% 4/15/05	Caa3	4,940	4,026
7.7% 2/15/27	Caa3	2,180	1,330
11.25% 7/1/08	Caa3	7,660	6,205
12.5% 9/15/06	B-	47,775	42,998
			157,764
Food/Bev/Tobacco - 0.2%
Dean Foods Co.:
6.625% 5/15/09	B1	3,000	2,805
8.15% 8/1/07	B1	770	789
Smithfield Foods, Inc. 8% 10/15/09	Ba2	2,670	2,710
			6,304
Gaming - 2.3%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09 (f)	B2	4,270	4,516
Mandalay Resort Group 9.375% 2/15/10 (f)	Ba3	10,370	11,200
MGM Mirage, Inc.:
8.5% 9/15/10	Ba1	7,580	8,063
9.75% 6/1/07	Ba2	8,010	8,831
Mirage Resorts, Inc.:
6.625% 2/1/05	Ba1	730	728
7.25% 10/15/06	Ba1	4,175	4,211
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	7,030	7,109
Station Casinos, Inc. 8.375% 2/15/08	B1	8,550	8,828
Wheeling Island Gaming, Inc. 10.125% 12/15/09 (f)	B3	7,160	7,446
			60,932
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Healthcare - 3.9%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	$ 3,370	$ 3,480
ALARIS Medical Systems, Inc. 9.75% 12/1/06	Caa1	5,360	5,199
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	2,990	3,162
Concentra Operating Corp. 13% 8/15/09	B3	7,725	8,729
Genesis Health Ventures, Inc. 7.0375% 4/2/07 (g)	-	10,377	10,274
IASIS Healthcare Corp. 13% 10/15/09	B3	20,345	20,854
Quest Diagnostics, Inc. 7.5% 7/12/11	Ba1	3,490	3,644
ResCare, Inc. 10.625% 11/15/08 (f)	B2	3,440	3,182
Rotech Healthcare, Inc. 9.5% 4/1/12 (f)	B2	2,270	2,384
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	14,140	14,706
Triad Hospitals, Inc. 8.75% 5/1/09	B1	9,900	10,556
Unilab Corp. 12.75% 10/1/09	B3	7,100	8,520
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	6,930	7,328
			102,018
Homebuilding/Real Estate - 0.5%
Champion Home Builders Co. 11.25% 4/15/07 (f)	B2	6,080	6,141
Corrections Corp. of America 9.875% 5/1/09 (f)	B2	1,860	1,920
WCI Communities, Inc. 9.125% 5/1/12 (f)	B1	5,490	5,517
			13,578
Hotels - 1.1%
Hilton Hotels Corp. 7.625% 5/15/08	Ba1	12,040	12,040
ITT Corp.:
6.75% 11/15/05	Ba1	4,465	4,420
7.375% 11/15/15	Ba1	6,469	6,049
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12 (f)	Ba1	6,960	6,977
			29,486
Leisure - 0.3%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,960	5,270
Hockey Co. 11.25% 4/15/09 (f)	B2	3,475	3,527
			8,797
Metals/Mining - 3.2%
Better Minerals & Aggregates Co. 13% 9/15/09	B3	7,345	7,510
Century Aluminum Co. 11.75% 4/15/08	Ba3	6,650	7,182
Cyprus Amax Minerals Co. 7.375% 5/15/07	Baa3	700	669
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Kaiser Aluminum & Chemical Corp. 9.875% 2/15/49 (j)	D	$ 2,010	$ 1,568
Metallurg, Inc. 11% 12/1/07	B3	7,444	6,923
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	2,000	2,125
Phelps Dodge Corp.:
8.75% 6/1/11	Baa3	38,475	38,667
9.5% 6/1/31	Baa3	20,940	20,207
			84,851
Paper - 1.8%
Abitibi-Consolidated, Inc. 7.4% 4/1/18	Baa3	16,780	15,031
Advance Agro Capital BV yankee 13% 11/15/07	Caa3	3,905	2,734
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	1,360	1,380
Riverwood International Corp. 10.875% 4/1/08	Caa1	4,445	4,556
Stone Container Corp. 9.75% 2/1/11	B2	5,070	5,476
Stone Container Finance Co. yankee 11.5% 8/15/06 (f)	B2	6,330	6,773
World Color Press, Inc. 8.375% 11/15/08	Baa2	11,330	11,613
			47,563
Publishing/Printing - 1.0%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	15,420	15,343
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (f)	B3	8,103	7,697
K-III Communications Corp. 10.25% 6/1/04	B1	2,060	1,978
WorldCom, Inc. 6.5% 5/15/04	Baa2	2,770	1,544
			26,562
Restaurants - 0.2%
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	4,490	4,288
Services - 0.3%
Iron Mountain, Inc. 8.75% 9/30/09	B2	6,990	7,252
Steels - 0.2%
Wolverine Tube, Inc. 10.5% 4/1/09 (f)	B1	4,880	4,929
Super Retail - 0.4%
Gap, Inc.:
5.625% 5/1/03	Ba3	1,320	1,294
6.9% 9/15/07	Ba3	3,670	3,156
8.15% 12/15/05 (d)(f)	Ba3	4,400	4,312
8.8% 12/15/08 (d)(f)	Ba3	2,520	2,470
			11,232
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Technology - 1.2%
ChipPAC International Ltd. 12.75% 8/1/09	B3	$ 8,230	$ 8,971
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	2,000	2,080
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	6,360	6,646
10.375% 10/1/07	B2	6,540	6,965
10.5% 2/1/09	B2	1,280	1,408
Solectron Corp. 9.625% 2/15/09	Ba1	5,360	5,414
			31,484
Telecommunications - 15.1%
Alestra SA de RL de CV 12.625% 5/15/09	Caa1	23,825	10,602
Allegiance Telecom, Inc. 12.875% 5/15/08	Caa2	12,980	3,245
American Tower Corp. 9.375% 2/1/09	Caa1	30,790	21,861
Avaya, Inc. 11.125% 4/1/09	Ba2	17,400	16,356
Crown Castle International Corp.:
9.375% 8/1/11	B3	13,800	11,799
9.5% 8/1/11	B3	2,820	2,439
10.75% 8/1/11	B3	14,240	13,101
Exodus Communications, Inc. 11.625% 7/15/10 (j)	B	37,769	6,798
Hyperion Telecommunications, Inc.:
12% 11/1/07 (j)	C	690	7
12.25% 9/1/04 (j)	Ca	10,635	2,127
Millicom International Cellular SA 13.5% 6/1/06	Caa1	41,010	21,530
Nextel Communications, Inc.:
0% 9/15/07 (c)	B1	12,280	8,719
9.375% 11/15/09	B1	35,410	24,610
9.5% 2/1/11	B1	12,080	8,214
12% 11/1/08	B1	28,090	21,629
Nextel Partners, Inc. 12.5% 11/15/09 (f)	B3	3,460	2,353
Ono Finance PLC 13% 5/1/09	Caa1	26,740	11,766
Qwest Corp. 8.875% 3/15/12 (f)	Baa2	21,530	20,953
Rogers Cantel, Inc.:
8.8% 10/1/07	Ba1	10,630	9,354
yankee 9.375% 6/1/08	Baa3	3,670	3,487
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	12,030	11,549
Satelites Mexicanos SA de CV:
6.34% 6/30/04 (f)(g)	B1	12,112	10,780
10.125% 11/1/04	B3	34,360	22,334
SBA Communications Corp. 10.25% 2/1/09	B3	9,020	6,314
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
TeleCorp PCS, Inc.:
0% 4/15/09 (c)	Baa3	$ 22,767	$ 20,718
10.625% 7/15/10	Baa3	20,375	23,024
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	B3	7,730	3,788
Time Warner Telecom, Inc. 10.125% 2/1/11	B3	11,694	5,730
Tritel PCS, Inc.:
0% 5/15/09 (c)	Baa3	50,540	45,233
10.375% 1/15/11	Baa3	4,065	4,472
Triton PCS, Inc. 8.75% 11/15/11	B2	3,370	3,117
WorldCom, Inc.:
7.375% 1/15/06 (f)	BBB	17,285	8,470
7.5% 5/15/11	Baa2	23,340	10,970
			397,449
Textiles & Apparel - 1.1%
Galey & Lord, Inc. 9.125% 3/1/08	D	3,625	544
Levi Strauss & Co.:
6.8% 11/1/03	B2	9,965	9,766
7% 11/1/06	B2	11,355	10,560
The William Carter Co. 10.875% 8/15/11	B3	1,990	2,129
WestPoint Stevens, Inc. 7.875% 6/15/08	Ca	10,430	6,310
			29,309
TOTAL NONCONVERTIBLE BONDS			1,889,127
TOTAL CORPORATE BONDS (Cost $2,058,027)			2,009,468
Asset-Backed Securities - 0.1%

Airplanes pass thru trust certificate 10.875% 3/15/19 (Cost $19,040)	B2	18,188	2,546
Commercial Mortgage Securities - 0.4%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0921% 4/29/39 (f)(g)	-	$ 10,700	$ 8,485
Structured Asset Securities Corp. Series 1995-C1 Class F, 7.375% 9/25/24 (f)	-	2,500	2,491
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,448)			10,976
Common Stocks - 8.8%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,803	8
Cable TV - 1.5%
EchoStar Communications Corp. Class A (a)	1,482,796	40,332
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	7
		40,339
Containers - 1.1%
Owens-Illinois, Inc. (a)	1,822,900	29,203
Trivest 1992 Special Fund Ltd. (h)	3,037,732	61
		29,264
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	900	77
Energy - 0.1%
Range Resources Corp. (a)	85,600	495
Tesoro Petroleum Corp. (a)	163,400	1,846
		2,341
Entertainment/Film - 0.4%
AMC Entertainment, Inc. (a)	735,700	10,668
Livent, Inc. (a)	125,200	0
		10,668
Food and Drug Retail - 2.8%
Pathmark Stores, Inc. (a)(e)	2,811,078	62,687
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	5,272
Rite Aid Corp. (a)	1,233,272	3,909
		71,868
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Healthcare - 1.8%
DaVita, Inc. (a)	1,199,600	$ 31,094
Quest Diagnostics, Inc. (a)	180,000	16,547
		47,641
Publishing/Printing - 0.6%
PRIMEDIA, Inc. (a)	5,214,000	14,339
Telecommunications - 0.5%
AT&T Wireless Services, Inc. (a)	90,000	806
Broadwing, Inc. (a)	368,800	2,434
Covad Communications Group, Inc. (a)	1,819,654	3,658
ICO Global Communications Holdings Ltd.:
warrants 5/16/06 (a)	213,101	341
warrants 5/16/06 (a)	318	0
Class A (a)	849,666	2,294
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	19,560	7
warrants 1/15/07 (CV ratio .6) (a)	18,480	6
McCaw International Ltd. warrants 4/16/07 (a)(f)	66,290	0
Mpower Communications Corp. (f)	30,880	1
Ono Finance PLC rights 5/31/09 (a)(f)	850	0
Powertel, Inc. warrants 2/1/06 (a)	85,408	3,587
		13,134
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	42,253	813
TOTAL COMMON STOCKS (Cost $207,527)		230,492
Preferred Stocks - 6.1%

Convertible Preferred Stocks - 0.5%
Paper - 0.5%
Temple-Inland, Inc. $3.75	232,000	11,814
Nonconvertible Preferred Stocks - 5.6%
Banks and Thrifts - 0.6%
California Federal Preferred Capital Corp. Series A, $2.2812	633,897	15,847
Cable TV - 3.8%
CSC Holdings, Inc.:
Series H, $11.75	202,712	19,258
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
Cable TV - continued
CSC Holdings, Inc.: - continued
Series M, $11.125	791,531	$ 74,392
Pegasus Satellite Communications, Inc. Series B, $127.50 pay-in-kind	11,343	5,672
		99,322
Diversified Financial Services - 0.4%
American Annuity Group Capital Trust II $88.75	10,340	9,730
Healthcare - 0.1%
Fresenius Medical Care Capital Trust II $78.75	3,500	3,514
Publishing/Printing - 0.1%
PRIMEDIA, Inc. Series D, $10.00	84,910	3,991
Technology - 0.0%
Ampex Corp. 8% non-cumulative	119	186
Telecommunications - 0.6%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	26,660	12,797
Dobson Communications Corp. $130.00 pay-in-kind	2,760	2,187
XO Communications, Inc. $7.00 pay-in-kind	30	0
		14,984
TOTAL NONCONVERTIBLE PREFERRED STOCKS		147,574
TOTAL PREFERRED STOCKS (Cost $194,822)		159,388
Floating Rate Loans - 4.6%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Chemicals - 0.3%
Huntsman Corp. Tranche C term loan 7.375% 12/31/05 (g)	-	$ 10,380	8,823
Containers - 0.0%
Owens-Illinois, Inc. term loan 4.36% 3/31/04 (g)	B2	572	571
Healthcare - 0.9%
PacifiCare Health Systems, Inc. Tranche A term loan 7.19% 1/2/03 (g)	-	22,761	22,306
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Hotels - 0.2%
Wyndham International, Inc. term loan 6.625% 6/30/06 (g)	-	$ 4,900	$ 4,778
Technology - 0.1%
Semiconductor Components Industries LLC Tranche C term loan 6.0625% 8/4/07 (g)	B1	1,916	1,810
Telecommunications - 2.9%
Level 3 Communications, Inc.:
Tranche B term loan 5.65% 1/15/08 (g)	Caa1	5,250	3,623
Tranche C term loan 5.96% 1/30/08 (g)	-	24,900	17,181
McLeodUSA, Inc. Tranche B term loan 6.23% 5/30/08 (g)	Caa2	42,493	28,895
Nextel Finance Co.:
Tranche B term loan 5.3125% 6/30/08 (g)	Ba3	4,350	3,719
Tranche C term loan 5.5625% 12/31/08 (g)	Ba3	4,350	3,719
NEXTLINK Communications, Inc.:
Tranche A term loan 6.5% 12/31/06 (g)	Caa3	18,060	12,281
Tranche B term loan 7% 6/30/07 (g)	Caa3	11,330	7,704
			77,122
Textiles & Apparel - 0.2%
Pillowtex Corp.:
Tranche A term loan 5.2026% 12/31/03 (g)	Caa2	11,541	3,809
Tranche B term loan 5.5845% 12/31/04 (g)	Caa2	5,740	1,837
			5,646
TOTAL FLOATING RATE LOANS (Cost $128,151)			121,056
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 1.85% (i) (Cost $76,798)	76,797,808	76,798
Cash Equivalents - 0.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.7%, dated 4/30/02 due 5/1/02 (Cost $9,957)	$ 9,957	$ 9,957
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,704,770)		2,620,681
NET OTHER ASSETS - 0.2%		4,011
NET ASSETS - 100%		$ 2,624,692
Legend
(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc. For certain securities not individually rated by Moody's or S&P, the ratings listed have been assigned by FMR, the fund's investment adviser.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $333,196,000 or 12.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 3/31/02	$ 16,321
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
(i) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(j) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.4%
Baa	10.6%	BBB	11.9%
Ba	10.9%	BB	10.2%
B	32.2%	B	40.0%
Caa	20.0%	CCC	11.2%
Ca, C	0.4%	CC, C	0.1%
		D	0.5%
The percentage not rated by Moody's or S&P amounted to 4.9%. FMR has determined that unrated debt securities that are lower quality account for 4.9% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $988,274,000 and $989,813,000, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,987,000 or 0.5% of net assets.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,000 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $121,056,000 or 4.6% of net assets.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $2,659,595,000. Net unrealized depreciation aggregated $38,914,000, of which $255,547,000 related to appreciated investment securities and $294,461,000 related to depreciated investment securities.

At October 31, 2001, the fund had a capital loss carryforward of approximately $1,011,554,000 of which $34,735,000, $488,178,000 and $488,641,000 will expire on October 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $9,957) (cost $2,704,770) - See accompanying schedule		$ 2,620,681
Cash		1,051
Receivable for investments sold		16,208
Receivable for fund shares sold		2,496
Dividends receivable		1,170
Interest receivable		59,351
Other receivables		19
Total assets		2,700,976
Liabilities
Payable for investments purchased	$ 56,619
Payable for fund shares redeemed	13,249
Distributions payable	3,698
Accrued management fee	1,268
Distribution fees payable	983
Other payables and accrued expenses	467
Total liabilities		76,284
Net Assets		$ 2,624,692
Net Assets consist of:
Paid in capital		$ 3,998,607
Undistributed net investment income		102,860
Accumulated undistributed net realized gain (loss) on investments		(1,392,688)
Net unrealized appreciation (depreciation) on investments		(84,087)
Net Assets		$ 2,624,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($217,233 ÷ 26,818 shares)	$ 8.10
Maximum offering price per share (100/95.25 of $8.10)	$ 8.50
Class T: Net Asset Value and redemption price per share ($1,461,444 ÷ 180,001 shares)	$ 8.12
Maximum offering price per share (100/96.50 of $8.12)	$ 8.41
Class B: Net Asset Value and offering price per share ($643,623 ÷ 79,681 shares) A	$ 8.08
Class C: Net Asset Value and offering price per share ($195,483 ÷ 24,144 shares) A	$ 8.10
Institutional Class: Net Asset Value, offering price and redemption price per share ($106,909 ÷ 13,528 shares)	$ 7.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 12,735
Interest		130,557
Total income		143,292
Expenses
Management fee	$ 7,669
Transfer agent fees	2,611
Distribution fees	6,034
Accounting fees and expenses	344
Non-interested trustees' compensation	7
Custodian fees and expenses	39
Registration fees	78
Audit	20
Legal	25
Miscellaneous	339
Total expenses before reductions	17,166
Expense reductions	(80)	17,086
Net investment income (loss)		126,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities (including realized gain (loss) of $(3,785) on sales of investments in affiliated issuers)		(413,038)
Change in net unrealized appreciation (depreciation) on investment securities		380,275
Net gain (loss)		(32,763)
Net increase (decrease) in net assets resulting from operations		$ 93,443

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2002 (Unaudited)	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126,206	$ 279,486
Net realized gain (loss)	(413,038)	(523,254)
Change in net unrealized appreciation (depreciation)	380,275	2,987
Net increase (decrease) in net assets resulting from operations	93,443	(240,781)
Distributions to shareholders from net investment income	(115,908)	(249,983)
Share transactions - net increase (decrease)	(2,015)	(138,008)
Total increase (decrease) in net assets	(24,480)	(628,772)
Net Assets
Beginning of period	2,649,172	3,277,944
End of period (including undistributed net investment income of $102,860 and $92,562, respectively)	$ 2,624,692	$ 2,649,172

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 8.170	$ 9.640	$ 11.120	$ 11.090	$ 12.930	$ 12.300
Income from Invest- ment Operations
Net investment income (loss) E	.400 G	.869	1.059	1.022	1.111	1.058
Net realized and unrealized gain (loss)	(.101) G	(1.558)	(1.634)	.287	(1.603)	.710
Total from investment operations	.299	(.689)	(.575)	1.309	(.492)	1.768
Distributions from net investment income	(.369)	(.781)	(.905)	(1.030)	(1.048)	(1.078)
Distributions from net realized gain	-	-	-	(.120)	(.300)	(.060)
Distributions in excess of net realized gain	-	-	-	(.080)	-	-
Distributions from return of capital	-	-	-	(.049)	-	-
Total distributions	(.369)	(.781)	(.905)	(1.279)	(1.348)	(1.138)
Net asset value, end of period	$ 8.100	$ 8.170	$ 9.640	$ 11.120	$ 11.090	$ 12.930
Total Return B, C, D	3.68%	(7.64)%	(5.66)%	11.98%	(4.55)%	15.18%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	.97%	.94%	.95%	1.01%	1.15%
Expenses net of voluntary waivers, if any	1.01% A	.97%	.94%	.95%	1.01%	1.15%
Expenses net of all reductions	1.00% A	.97%	.94%	.95%	1.00%	1.14%
Net investment income (loss)	9.88% A, G	9.53%	9.86%	8.89%	9.03%	8.58%
Supplemental Data
Net assets, end of period (in millions)	$ 217	$ 189	$ 209	$ 221	$ 117	$ 44
Portfolio turnover rate	80% A	68%	63%	61%	75%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income(loss) per share by $.076 and decrease net realized and unrealized gain (loss) per share by $.076. Without this change the ratio of net investment income(loss) to average net assets would have been 8.01%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 8.180	$ 9.660	$ 11.140	$ 11.110	$ 12.940	$ 12.310
Income from Invest- ment Operations
Net investment income (loss) E	.398 G	.865	1.055	1.021	1.119	1.086
Net realized and unrealized gain (loss)	(.093) G	(1.572)	(1.640)	.274	(1.612)	.686
Total from investment operations	.305	(.707)	(.585)	1.295	(.493)	1.772
Distributions from net investment income	(.365)	(.773)	(.895)	(1.017)	(1.037)	(1.082)
Distributions from net realized gain	-	-	-	(.120)	(.300)	(.060)
Distributions in excess of net realized gain	-	-	-	(.080)	-	-
Distributions from return of capital	-	-	-	(.048)	-	-
Total distributions	(.365)	(.773)	(.895)	(1.265)	(1.337)	(1.142)
Net asset value, end of period	$ 8.120	$ 8.180	$ 9.660	$ 11.140	$ 11.110	$ 12.940
Total Return B, C, D	3.76%	(7.81)%	(5.73)%	11.83%	(4.54)%	15.21%
Ratios to Average Net Assets F
Expenses before expense reductions	1.09% A	1.06%	1.03%	1.04%	1.07%	1.09%
Expenses net of voluntary waivers, if any	1.09% A	1.06%	1.03%	1.04%	1.07%	1.09%
Expenses net of all reductions	1.08% A	1.05%	1.03%	1.04%	1.07%	1.08%
Net investment income (loss)	9.80% A, G	9.45%	9.76%	8.80%	8.91%	8.72%
Supplemental Data
Net assets, end of period (in millions)	$ 1,461	$ 1,473	$ 1,777	$ 2,351	$ 2,322	$ 2,208
Portfolio turnover rate	80% A	68%	63%	61%	75%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income(loss) per share by $.076 and decrease net realized and unrealized gain (loss) per share by $.076. Without this change the ratio of net investment income(loss) to average net assets would have been 7.93%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 8.150	$ 9.610	$ 11.090	$ 11.070	$ 12.890	$ 12.280
Income from Invest- ment Operations
Net investment income (loss) E	.369 G	.801	.978	.938	1.024	.998
Net realized and unrealized gain (loss)	(.101) G	(1.549)	(1.634)	.276	(1.588)	.674
Total from investment operations	.268	(.748)	(.656)	1.214	(.564)	1.672
Distributions from net investment income	(.338)	(.712)	(.824)	(.949)	(.956)	(1.002)
Distributions from net realized gain	-	-	-	(.120)	(.300)	(.060)
Distributions in excess of net realized gain	-	-	-	(.080)	-	-
Distributions from return of capital	-	-	-	(.045)	-	-
Total distributions	(.338)	(.712)	(.824)	(1.194)	(1.256)	(1.062)
Net asset value, end of period	$ 8.080	$ 8.150	$ 9.610	$ 11.090	$ 11.070	$ 12.890
Total Return B, C, D	3.31%	(8.25)%	(6.39)%	11.10%	(5.10)%	14.34%
Ratios to Average Net Assets F
Expenses before expense reductions	1.77% A	1.73%	1.70%	1.70%	1.74%	1.74%
Expenses net of voluntary waivers, if any	1.77% A	1.73%	1.70%	1.70%	1.74%	1.74%
Expenses net of all reductions	1.77% A	1.72%	1.70%	1.69%	1.74%	1.74%
Net investment income (loss)	9.11% A, G	8.78%	9.10%	8.15%	8.25%	8.04%
Supplemental Data
Net assets, end of period (in millions)	$ 644	$ 704	$ 956	$ 1,192	$ 923	$ 593
Portfolio turnover rate	80% A	68%	63%	61%	75%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income(loss) per share by $.076 and decrease net realized and unrealized gain (loss) per share by $.076. Without this change the ratio of net investment income(loss) to average net assets would have been 7.25%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.160	$ 9.630	$ 11.110	$ 11.090	$ 12.970
Income from Investment Operations
Net investment income (loss) E	.366 H	.796	.969	.926	.988
Net realized and unrealized gain (loss)	(.091 ) H	(1.560)	(1.634)	.280	(1.639)
Total from investment operations	.275	(.764)	(.665)	1.206	(.651)
Distributions from net investment income	(.335)	(.706)	(.815)	(.941)	(.929)
Distributions from net realized gain	-	-	-	(.120)	(.300)
Distributions in excess of net realized gain	-	-	-	(.080)	-
Distributions from return of capital	-	-	-	(.045)	-
Total distributions	(.335)	(.706)	(.815)	(1.186)	(1.229)
Net asset value, end of period	$ 8.100	$ 8.160	$ 9.630	$ 11.110	$ 11.090
Total Return B, C, D	3.39%	(8.41)%	(6.45)%	11.00%	(5.73)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.84% A	1.80%	1.78%	1.78%	1.86% A
Expenses net of voluntary waivers, if any	1.84% A	1.80%	1.78%	1.78%	1.86% A
Expenses net of all reductions	1.84% A	1.79%	1.78%	1.78%	1.86% A
Net investment income (loss)	9.05% A, H	8.71%	9.02%	8.06%	8.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 195	$ 197	$ 247	$ 269	$ 130
Portfolio turnover rate	80% A	68%	63%	61%	75% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income(loss) per share by $.076 and decrease net realized and unrealized gain (loss) per share by $.076. Without this change the ratio of net investment income(loss) to average net assets would have been 7.18%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Years ended October 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 7.970	$ 9.430	$ 10.900	$ 10.900	$ 12.710	$ 12.120
Income from Invest- ment Operations
Net investment income (loss) D	.397 F	.862	1.055	1.024	1.123	1.094
Net realized and unrealized gain (loss)	(.092) F	(1.528)	(1.606)	.269	(1.562)	.671
Total from investment operations	.305	(.666)	(.551)	1.293	(.439)	1.765
Distributions from net investment income	(.375)	(.794)	(.919)	(1.044)	(1.071)	(1.115)
Distributions from net realized gain	-	-	-	(.120)	(.300)	(.060)
Distributions in excess of net realized gain	-	-	-	(.080)	-	-
Distributions from return of capital	-	-	-	(.049)	-	-
Total distributions	(.375)	(.794)	(.919)	(1.293)	(1.371)	(1.175)
Net asset value, end of period	$ 7.900	$ 7.970	$ 9.430	$ 10.900	$ 10.900	$ 12.710
Total Return B, C	3.86%	(7.58)%	(5.56)%	12.05%	(4.21)%	15.42%
Ratios to Average Net Assets E
Expenses before expense reductions	.85% A	.83%	.82%	.82%	.83%	.85%
Expenses net of voluntary waivers, if any	.85% A	.83%	.82%	.82%	.83%	.85%
Expenses net of all reductions	.84% A	.83%	.82%	.81%	.83%	.85%
Net investment income (loss)	10.04% A, F	9.67%	9.98%	9.03%	9.12%	8.96%
Supplemental Data
Net assets, end of period (in millions)	$ 107	$ 87	$ 89	$ 123	$ 113	$ 76
Portfolio turnover rate	80% A	68%	63%	61%	75%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income(loss) per share by $.074 and decrease net realized and unrealized gain (loss) per share by $.074. Without this change the ratio of net investment income(loss) to average net assets would have been 8.17%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. On June 20, 2002, the Board of Trustees approved a change in the name of Fidelity Advisor High Yield Fund to Fidelity Advisor High Income Advantage Fund effective on or about July 1, 2002. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid price in the principal market (sales price if the principal market is an exchange) in which such securities are normally traded, as determined by recognized dealers in such securities or by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. Equity securities for which market quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydowngains/losses on certain securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $37,516,000 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on November 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $24,598,000; decrease net unrealized appreciation/depreciation by $19,182,000; and decrease net realized gain (loss) by $5,416,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fee, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 151,000	$ 1,000
Class T	0%	.25%	1,846,000	38,000
Class B	.65%	.25%	3,041,000	2,203,000
Class C	.75%	.25%	996,000	166,000
			$ 6,034,000	$ 2,408,000

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from, 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 45,000	$ 21,000
Class T	126,000	50,000
Class B	989,000	989,000 *
Class C	19,000	19,000 *
	$ 1,179,000	$ 1,079,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets*
Class A	$ 211,000.21
Class T	1,375,000.19
Class B	738,000.22
Class C	185,000.19
Institutional Class	102,000.20
	$ 2,611,000

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,292,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

Certain security trades were directed to brokers who paid $66,000 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $14,000.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended April 30, 2002	Year ended October 31, 2001
From net investment income
Class A	$ 8,994	$ 16,873
Class T	65,857	140,794
Class B	28,112	66,602
Class C	8,154	17,885
Institutional Class	4,791	7,829
Total	$ 115,908	$ 249,983

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001	2002	2001
Class A Shares sold	11,889	12,684	$ 97,252	$ 115,279
Reinvestment of distributions	705	1,207	5,777	10,909
Shares redeemed	(8,861)	(12,442)	(72,433)	(112,625)
Net increase (decrease)	3,733	1,449	$ 30,596	$ 13,563
Class T Shares sold	45,004	88,919	$ 368,708	$ 822,368
Reinvestment of distributions	6,401	12,183	52,577	110,441
Shares redeemed	(51,332)	(105,183)	(420,710)	(968,727)
Net increase (decrease)	73	(4,081)	$ 575	$ (35,918)
Class B Shares sold	5,509	13,366	$ 45,009	$ 123,657
Reinvestment of distributions	2,081	4,466	17,018	40,387
Shares redeemed	(14,325)	(30,900)	(116,786)	(280,000)
Net increase (decrease)	(6,735)	(13,068)	$ (54,759)	$ (115,956)
Class C Shares sold	5,520	10,310	$ 45,500	$ 95,145
Reinvestment of distributions	578	1,121	4,740	10,157
Shares redeemed	(6,134)	(12,896)	(50,142)	(116,598)
Net increase (decrease)	(36)	(1,465)	$ 98	$ (11,296)
Institutional Class Shares sold	8,332	11,231	$ 66,533	$ 99,796
Reinvestment of distributions	491	662	3,927	5,848
Shares redeemed	(6,169)	(10,490)	(48,985)	(94,045)
Net increase (decrease)	2,654	1,403	$ 21,475	$ 11,599

Semiannual Report

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Pathmark Stores, Inc.	$ -	$ 7,520	$ -	$ 62,687

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

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1.703463.104

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